                                                     Registration Nos. 33-39133
                                                                      811-06241
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-1A

                  REGISTRATION STATEMENT UNDER THE SECURITIES
                                ACT OF 1933 [X]

                  Pre-Effective Amendment No.              [ ]
                  Post-Effective Amendment No.45           [X]

                                    and/or

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                            COMPANY ACT OF 1940 [X]

                  Amendment No. 47                         [X]
                       (Check appropriate box or boxes.)

                            LOOMIS SAYLES FUNDS II
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              (Exact Name of Registrant as Specified in Charter)

              399 Boylston Street, Boston, Massachusetts     02116
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              (Address of principal executive offices)      (Zip Code)

     Registrant's Telephone Number, including Area Code      (617) 449-2810

                          Coleen Downs Dinneen, Esq.
                   IXIS Asset Management Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and Address of Agent for Service)
                                   Copy to:
                              John M. Loder, Esq.
                               Ropes & Gray LLP
                            One International Place
                          Boston, Massachusetts 02110
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Approximate Date of Public Offering

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b)

[X] On June 1, 2007 pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] On (date) pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                          [LOGO] IXIS | ADVISOR FUNDS


WHAT'S INSIDE

Goals, Strategies & Risks  Page 2

Fund Fees & Expenses.....  Page 5

More About Risk..........  Page 7

Management Team..........  Page 8

Fund Services............ Page 11

Financial Performance.... Page 28



  Loomis Sayles Value Fund


[LOGO] LOOMIS SAYLES & COMPANY, L.P.







                                                                     Prospectus
                                                                   June 1, 2007

The Securities and Exchange Commission has not approved or disapproved the Fund's shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a crime.

For general information on the Fund or any of its services and for assistance in opening an account, contact your financial representative or call IXIS Advisor Funds.

IXIS Advisor Funds
P.O. Box 219579
Kansas City, MO 64121-9579
800-225-5478
www.ixisadvisorfunds.com

Table of Contents


Goals, Strategies & Risks
Loomis Sayles Value Fund.............................. 2
Fund Fees & Expenses
Fund Fees & Expenses.................................. 5
More About Risk
More About Risk....................................... 7
Management Team
Meet the Fund's Investment Adviser.................... 8
Meet the Fund's Portfolio Managers .................. 10
Fund Services
Investing in the Fund................................ 11
How Sales Charges Are Calculated..................... 12
It's Easy to Open an Account......................... 15
Buying Shares........................................ 17
Selling Shares....................................... 19
Selling Shares in Writing............................ 20
Exchanging Shares.................................... 20
Restrictions on Buying, Selling and Exchanging Shares 20
How Fund Shares Are Priced........................... 23
Dividends and Distributions.......................... 24
Tax Consequences..................................... 24
Compensation to Securities Dealers................... 26
Additional Investor Services......................... 27
Financial Performance
Financial Performance................................ 28
Glossary of Terms
Glossary of Terms.................................... 30


If you have any questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."

To learn more about the possible risks of investing in the Fund, please refer to the section "More About Risk." This section details the risks of practices in which the Fund may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

                                    [GRAPHIC]



Goals, Strategies & Risks
Loomis Sayles Value Fund


Adviser:  Loomis, Sayles & Company, L.P.
             ("Loomis Sayles")
Managers: Arthur Barry, James L. Carroll,
             Warren N. Koontz
Category: Large-Cap Equity


Ticker Symbol: Class A Class B Class C
               -----------------------
               LSVRX   LSVBX   LSCVX

 Investment Goal

The Fund's investment objective is long-term growth of capital and income. The Fund's investment objective may be changed without shareholder approval.

 Principal Investment Strategies

The Fund invests primarily in equity securities, including common stocks, convertible securities, and warrants. The Fund invests primarily in medium-sized and large-sized companies, although it may invest in companies of any size.
In deciding which securities to buy and sell, Loomis Sayles generally looks for companies that it believes are undervalued by the market in relation to earnings, dividends, assets, and growth prospects. The Fund's investments may include companies that have suffered significant business problems but that Loomis Sayles believes have favorable prospects for recovery.
Loomis Sayles seeks to identify companies that it believes are, among other things, attractively valued based on Loomis Sayles' estimate of intrinsic value. Loomis Sayles generally seeks to find value by selecting individual stocks that it believes are attractive, rather than by attempting to achieve investment growth by rotating the Fund's holdings among various sectors of the economy.

The Fund may also:

.. invest up to 20% of its assets in securities of foreign issuers, including emerging markets securities
.. invest in real estate investment trusts ("REITs") and Rule 144A securities

.. For temporary defensive purposes, the Fund may hold any portion of its assets in cash and/or invest in money market instruments or high quality debt securities as Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment objectives.



A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. In addition, a list of the Fund's full portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Fund's website at www.ixisadvisorfunds.com (click on "Fund Information" and then "Portfolio Holdings"). These holdings will remain accessible on the website until the Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information. In addition, a list of the Fund's top 10 holdings as of the month-end is generally available within 5 days after the month-end on the Fund's website at www.ixisadvisorfunds.com (click on "Fund Information", then "Our Fund line-up", the name of the Fund and scroll down to "Portfolio Highlights").


 Principal Investment Risks



The principal risks of investing in the Fund are described below. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Currency risk: The risk that fluctuations in the exchange rates between the
  U.S. dollar and foreign currencies may negatively affect an investment. Emerging markets risk: The risk associated with investing in companies traded in developing securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity securities risk: You may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Rule 144A securities may be less liquid than other equity securities. Small capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies which could adversely affect the value of the Fund's portfolio. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Equity securities may take the form of stock in a corporation, limited partnership interests, interests in limited liability


--------------------------------------------------------------------------------
2
  companies, real estate investment trusts (REITs) or other trusts and other similar securities.

Foreign securities risk: Foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets. The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.

Liquidity risk: The risk that certain securities or instruments may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to the Fund. These types of risks may also apply to derivatives, restricted securities,
  Section 4(2) commercial paper, structured notes and Rule 144A securities. Management risk: The risk that a strategy used by the Fund's portfolio management may fail to produce the intended result.
Market risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition as well as overall market and economic conditions.
Real Estate Investment Trusts ("REITs") risk: REITs are subject to changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate.

For additional information, see the section "More About Risk."

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


The bar chart below shows the Fund's total returns for Class Y shares, which are not offered in this prospectus, for each of the last ten calendar years.+ The Fund's Retail Class shares commenced operations on June 30, 2006 and were redesignated as Class A shares on June 1, 2007. Class B and Class C shares were not outstanding during the periods shown. Although Class Y, Class A, Class B and Class C shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, returns for Class A, Class B and Class C shares would have been lower than the Class Y returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.



                                    [CHART]

(total return)
  1997    1998    1999    2000    2001    2002    2003    2004    2005    2006
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----  (up triangle) Highest Quarterly Return:  Second
 29.21%  10.54%  -1.33%  7.35%  -5.65%  -16.69%  26.24%  15.12%  12.80%  24.75%               Quarter 2003, up 18.11%
                                                                                (down triangle) Lowest Quarterly Return:  Third
                                                                                                Quarter 2002, down 17.93%



The Fund's Class Y shares total return year-to-date as of March 31, 2007 was 1.52%.


--------------------------------------------------------------------------------
                                                                             3

 Evaluating the Fund's Past Performance

The table below shows how average annual total returns for Class Y shares of the Fund (before and after taxes) for the one-year, five-year and ten-year periods compare to those of the Russell 1000 Value Index, an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You may not invest directly in an index. The Fund's total returns reflect expenses of the Fund's Class Y shares. Class Y total returns have also been calculated to reflect return after taxes on distributions only and return after taxes on distributions and sales of Fund shares. The Russell 1000 Value Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Fund's Retail Class shares commenced operations on June 30, 2006 and were redesignated as Class A shares on June 1, 2007. Class B and Class C shares were not outstanding during the periods shown. The average annual total returns for Class A, Class B and Class C would have been lower than the Class Y returns shown in the table to the extent their respective expenses differ.




Average Annual Total Returns+
(for the periods ended December 31, 2006)                   Past 1 Year Past 5 Years Past 10 Years
Loomis Sayles Value Fund
Class Y - Return Before Taxes                                 24.75%       11.24%        9.29%
   Return After Taxes on Distributions*                       23.67%       10.64%        7.87%
Return After Taxes on Distributions & Sales of Fund Shares*   17.02%        9.60%        7.44%
Russell 1000 Value Index**                                    22.25%       10.86%       11.00%


+ The returns shown in the bar chart and table reflect the results of the Fund's Institutional Class shares, which were redesignated as Class Y shares on June 1, 2007. The Class Y expenses did not change as a result of the redesignation.

*After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. The returns are shown for only one class of the Fund. After tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
** The returns of the index do not reflect a deduction for fees, expenses or taxes.

For information about Fund expenses, see the section "Fund Fees & Expenses."

--------------------------------------------------------------------------------
4

                                    [GRAPHIC]



Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

 Shareholder Fees

(fees paid directly from your investment)

                                                                                 Loomis Sayles Value Fund
                                                                                 Class A  Class B Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering
   price)(1)(2)                                                                   5.75%     None    None
Maximum deferred sales charge (load) (as a percentage of original purchase price
   or redemption proceeds, as applicable)(2)                                        (3)    5.00%   1.00%
Redemption fees                                                                   None*    None*   None*

(1) A reduced sales charge on Class A shares applies in some cases. See the section "How Sales Charges Are Calculated" within the section "Fund Services."
(2) Does not apply to reinvested distributions.

(3) A 1.00% contingent deferred sales charge ("CDSC") applies to certain purchases of Class A shares greater than $1,000,000 that are redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See the section "How Sales Charges Are Calculated" within the section "Fund Services."


* Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.


 Annual Fund Operating Expenses

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)


                                          Loomis Sayles Value Fund/1/
                                         Class A   Class B   Class C
Management fees                           0.50%     0.50%     0.50%
Distribution and/or service (12b-1) fees  0.25%     1.00%*    1.00%*
Other expenses**                          7.90%/2/  0.47%***  0.47%***
Total Annual Fund Operating Expenses      8.65%     1.97%     1.97%
Fee waiver and/or expense reimbursement   7.55%     0.12%     0.12%
Net expenses                              1.10%     1.85%     1.85%

* Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

** Other Expenses include expenses indirectly borne by the Fund through investments in certain pooled investment vehicles ("Acquired Fund Fees and Expenses") of less than 0.01% of the Fund's average daily net assets. The expense information shown in the table above may differ from the expense information disclosed in the Fund's financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
*** Other Expenses for Class B and Class C shares represent an annualized estimate of the expenses of the class for its initial fiscal year.

1 Loomis Sayles has given a binding undertaking to the Loomis Sayles Value Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, to 1.10%, 1.85% and 1.85% of the Fund's average daily net assets for Class A, Class B and Class C shares respectively. This undertaking is in effect through January 31, 2008 and is reevaluated on an annual basis. Without this undertaking expenses would have been higher.

2 Other expenses for Class A Shares include 5.75% in transfer agent start-up expenses, which are not expected to be incurred after the initial fiscal year of the Class, and 2.15% in all other expenses.
   Loomis Sayles will be permitted to recover, on a class by class basis, expenses it has borne through the undertaking described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the undertaking. The Fund will not be obligated to pay any such deferred fees and expenses more than one year after the end of the fiscal year in which the fee and expense was deferred.


--------------------------------------------------------------------------------
                                                                             5

                                    [GRAPHIC]

 Example

This example*, which is based upon the expenses shown in the "Annual Fund Operating Expenses" table, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
.. You invest $10,000 in the Fund for the time periods indicated;
.. Your investment has a 5% return each year;
.. The Fund's operating expenses remain the same; and .. All dividends and distributions are reinvested.
Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                Loomis Sayles Value Fund
           Class A    Class B       Class C
                    (1)    (2)    (1)    (2)
1 year     $1,375  $  700 $  200 $  300 $  200
3 years    $2,890  $  918 $  618 $  618 $  618
5 years    $4,295  $1,262 $1,062 $1,062 $1,062
10 years** $7,384  $3,897 $3.897 $2,296 $2,296

(1) Assumes redemption at end of period.
(2) Assumes no redemption at end of period.
* The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. The example is based on the Total Annual Fund Operating Expenses for all periods.
** Class B shares automatically convert to Class A shares after 8 years;
   therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.

--------------------------------------------------------------------------------
6

                                    [GRAPHIC]



More About Risk

The Fund has principal investment strategies that come with inherent risks. The following is a list of risks to which the Fund may be subject because of its investment in various types of securities or engagement in various practices.

Correlation Risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.



Information Risk The risk that key information about a security is inaccurate or unavailable. Securities issued in initial public offerings, or IPOs, involve greater information risk than other equity securities due to the lack of public information.


Leverage Risk The risk associated with securities or practices (e.g., borrowing) that multiply small index or market movements into larger changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a fund uses a derivative security for purposes other than as a hedge, or, if a fund hedges imperfectly, that fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain. Structured notes may be considered derivative securities and may be subject to this type of risk.


Opportunity Risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.


Futures and Other Derivatives Risks These transactions are subject to changes in the underlying security on which such transactions are based. It is important to note that even a small investment in these types of derivative securities may give rise to leverage risk and can have a significant impact on a fund's exposure to stock market values, interest rates or currency exchange rates. These types of transactions will be used primarily for hedging purposes, including anticipatory hedging.


Political Risk The risk of losses directly attributable to government or political actions.

Prepayment Risk The risk that unanticipated prepayments may occur, reducing the return from mortgage- or asset-backed securities or real estate investment trusts.


Valuation Risk The risk that a fund has valued certain securities at a higher price than the price at which they can be sold.



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                                                                             7

                                    [GRAPHIC]



Management Team

Meet the Fund's Investment Adviser



The IXIS Advisor Funds family (as defined below) currently includes 24 mutual funds. The IXIS Advisor Funds family had combined assets of $13.3 billion as of March 31, 2007. IXIS Advisor Funds are distributed through IXIS Asset Management Distributors, L.P. (the "Distributor"). This Prospectus covers Loomis Sayles Value Fund (the "Fund"), which, along with the IXIS Advisor Income and Tax Free Income Funds, IXIS Advisor Equity Funds, IXIS Diversified Portfolios and IXIS Cash Management Trust--Money Market Series (the "Money Market Fund") constitute the "IXIS Advisor Funds."

 Adviser


Loomis Sayles, located at One Financial Center, Boston, Massachusetts 02111, serves as adviser to the Fund. Loomis Sayles is a subsidiary of IXIS Asset Management US Group, L.P. ("IXIS Asset Management US Group"), which is part of IXIS Asset Management Group. Founded in 1926, Loomis Sayles is one of America's oldest investment advisory firms with over $104.7 billion in assets under management as of March 31, 2007. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry. Loomis Sayles makes investment decisions for the Fund.

The aggregate advisory fee paid by the Fund during the fiscal year ended September 30, 2006, as a percentage of the Fund's average daily net assets, was 0.47% (after waiver).


A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is available in the Fund's annual report for the fiscal year ended September 30, 2006.

 Portfolio Trades

In placing portfolio trades, Loomis Sayles may use brokerage firms that market the Fund's shares or are affiliated with IXIS Asset Management US Group or Loomis Sayles. In placing trades, Loomis Sayles will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.

Securities Lending. The Fund may lend a portion of its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see "Investment Strategies" in the SAI for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund may pay lending fees to the party arranging the loan.

Transactions with Other Investment Companies. Pursuant to SEC exemptive relief, the Fund may be permitted to invest its daily cash balances in shares of money market and short-term bond funds advised by IXIS Asset Management Advisors, L.P. ("IXIS Advisors") (an affiliate of Loomis Sayles) or its affiliates ("Central Funds"). The Central Funds currently include the Money Market Fund, Institutional Daily Income Fund, Cortland Trust, Inc. and Short Term Income Fund, Inc. Each Central Fund is advised by Reich & Tang Asset Management, LLC ("Reich & Tang"), except for the Money Market Fund, which is advised by IXIS Advisors and subadvised by Reich & Tang. Because Loomis Sayles, IXIS Advisors and Reich & Tang are each subsidiaries of IXIS Asset Management US Group, the Fund and the Central Funds may be considered to be related companies comprising a "group of investment companies" under the Investment Company Act of 1940 (the "1940 Act").


Pursuant to such exemptive relief, the Fund may also borrow and lend money for temporary or emergency purposes directly to and from other Funds through an interfund credit facility. In addition to the Fund and the Central Funds, series of the following mutual fund groups may also be able to participate in the facility: IXIS Advisor Funds Trust I (except the CGM Advisor Targeted Equity Fund series), IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, Harris Associates Investment Trust, Loomis Sayles Funds I and Loomis Sayles Funds II. The advisers and subadvisers to these mutual funds currently include IXIS Advisors, Reich & Tang, Loomis Sayles, AEW Management and Advisors, L.P., BlackRock Investment Management, LLC ("BlackRock"), Dreman Value Management, LLC ("Dreman"), Hansberger Global Investors, Inc., Harris Associates, L.P., Vaughan Nelson Investment Management, L.P.


--------------------------------------------------------------------------------
8
and Westpeak Global Advisors, L.P. Each of these advisers and subadvisers (except for BlackRock and Dreman) are subsidiaries of IXIS Asset Management US Group and are thus "affiliated persons" under the 1940 Act by reason of being under common control by IXIS Asset Management US Group. In addition, because the Fund, and other funds, are advised by firms that are affiliated with one another, they may be considered to be related companies comprising a "group of investment companies" under the 1940 Act. The Central Funds will participate in the Credit Facility only as lenders. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and the Fund would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit the Fund. Should the Fund participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by the advisers or an affiliate.
The Fund may engage in the transactions described above without further notice to shareholders.


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                                                                             9

                                    [GRAPHIC]



Management Team
Meet the Fund's Portfolio Managers


Loomis Sayles

Arthur Barry


Arthur Barry has served as portfolio manager of the Fund since July 2005.
Mr. Barry, Vice President of Loomis Sayles, began his investment career in 1994 and joined the firm in 2005. Prior to joining Loomis Sayles, Mr. Barry was a Senior Vice President and portfolio manager at State Street Research & Management Company from November 2003 to January 2005 and a Senior Portfolio Manager at INVESCO Capital Management from April 2001 to May 2003. Mr. Barry received a B.S. from Lehigh University and an M.B.A. from Carnegie Mellon University. He holds the designation of Chartered Financial Analyst and has over 12 years of investment management experience.


James L. Carroll

James L. Carroll has served as portfolio manager of the Fund since November 2002. Mr. Carroll, Vice President of Loomis Sayles, began his investment career in 1974 and joined the firm in 1996. Mr. Carroll received a B.A. and an M.B.A. from Wayne State University. He holds the designation of Chartered Financial Analyst and has over 32 years of investment experience.

Warren N. Koontz

Warren N. Koontz has served as portfolio manager of the Fund since June 2000. Mr. Koontz, Vice President of Loomis Sayles, began his investment career in 1984 and joined Loomis Sayles in 1995. Mr. Koontz received a B.S. and an M.B.A. from The Ohio State University. He holds the designation of Chartered Financial Analyst and has over 23 years of investment experience.

Please see the Fund's Statement of Additional Information ("SAI") for information on Portfolio Manager compensation, other accounts under management by the Portfolio Managers and the Portfolio Managers' ownership of securities in the Fund.

--------------------------------------------------------------------------------
10

                                    [GRAPHIC]



Fund Services
Investing in the Fund

 Choosing a Share Class


The Fund currently offers Class A and Class C shares to the public. Class B shares are not available for sale. Each class has different costs associated with buying, selling and holding Fund shares, which allows you to choose the class that best meets your needs. Which class is best for you depends upon the size of your investment and how long you intend to hold your shares. Class B shares, Class C shares and certain shareholder features may not be available to you if you hold your shares in a street name account. Your financial representative can help you decide which class of shares is most appropriate for you.

 Class A Shares

.. You pay a sales charge when you buy Class A shares. There are several ways to reduce this charge. See the section "How Sales Charges Are Calculated."

.. You pay lower annual expenses than Class B and Class C shares, giving you the potential for higher returns per share.

.. You do not pay a sales charge on orders of $1 million or more, but you may pay a charge on redemptions if you redeem these shares within one year of purchase.


.. Investors who were Retail Class shareholders of the Fund as of June 1, 2007 and who were not subject to applicable sales charges may purchase additional Class A shares of an IXIS Advisor Fund without the imposition of a sales charge.

 Class B Shares

.. Class B shares are not currently available for sale.

.. You do not pay a sales charge when you buy Class B shares. All of your money goes to work for you right away.

.. You pay higher annual expenses than Class A shares.

.. You will pay a charge on redemptions if you sell your shares within six years of purchase, as described in the section "How Sales Charges Are Calculated."

.. Your Class B shares will automatically convert into Class A shares after eight years, which reduces your annual expenses.

.. Investors will not be permitted to purchase $100,000 or more of Class B shares as a single investment per account. There may be certain exceptions to this restriction for omnibus accounts and other nominee accounts. Investors may want to consider the lower operating expense of Class A shares in such instances. You may pay a charge on redemptions if you redeem Class A shares within one year of purchase.
 Class C Shares

.. You do not pay a sales charge when you buy Class C shares. All of your money goes to work for you right away.

.. You pay higher annual expenses than Class A shares.

.. You may pay a charge on redemptions if you sell your shares within one year of purchase.

.. Your Class C shares will not automatically convert into Class A shares. If you hold your shares for longer than eight years, you'll pay higher expenses than shareholders of other classes.

.. Investors will not be permitted to purchase $1 million or more of Class C shares as a single investment per account. There may be certain exceptions to this restriction for omnibus and other nominee accounts. Investors may want to consider the lower operating expense of Class A shares in such instances. You may pay a charge on redemptions if you redeem Class A shares within one year of purchase.

For information about the Fund's expenses, see the section "Fund Fees & Expenses" in this Prospectus.

 Certificates

Certificates will not be issued for any class of shares.

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                                                                             11

                                    [GRAPHIC]



Fund Services
How Sales Charges Are Calculated

 Class A Shares

The price that you pay when you buy Class A shares (the "offering price") is their net asset value plus a sales charge (sometimes called a "front-end sales charge") which varies depending upon the size of your purchase:

                        Class A Sales Charges**
                       As a % of       As a % of
  Your Investment    offering price your investment
Less than $ 50,000       5.75%           6.10%
$ 50,000 - $ 99,999      4.50%           4.71%
$ 100,000 - $249,999     3.50%           3.63%
$ 250,000 - $499,999     2.50%           2.56%
$ 500,000 - $999,999     2.00%           2.04%
$1,000,000 or more*      0.00%           0.00%

Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

* For purchases of Class A shares of a Fund of $1 million or more, there is no front-end sales charge, but a CDSC of 1.00% may apply to redemptions of your shares within one year of the date of purchase. See the section "How the CDSC is Applied to Your Shares."

** Not imposed on shares that are purchased with reinvested dividends or other distributions.

If you invest in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that you obtain the proper "breakpoint" discount. It will be necessary at the time of purchase to inform the Distributor and the financial intermediary of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints. You may be required to provide certain records and information, such as account statements, with respect to all of your accounts which hold shares, including accounts with other financial intermediaries and your family members' and other related party accounts, in order to verify your eligibility for a reduced sales charge. If the Distributor is not notified that you are eligible for a reduced sales charge, the Distributor will be unable to ensure that the reduction is applied to your account. Additional information concerning sales load breakpoints is available from your financial intermediary, by visiting the Fund's website at www.ixisadvisorfunds.com (click on "sales charges" at the bottom of the home page) or in the Fund's SAI.

Reducing Front-End Sales Charges

There are several ways you can lower your sales charge for Class A shares, including:
.. Letter of Intent -- By signing a Letter of Intent, you may purchase Class A shares of any IXIS Advisor Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $100,000 or more over 13 months. Purchases of Class B and Class C shares may be used toward meeting the letter of intent.
.. Cumulative Purchase Discount -- You may be entitled to a reduced sales charge if your "total investment" reaches a breakpoint for a reduced sales charge. The total investment is determined by adding the amount of your current purchase in a Fund, including the applicable sales charge, to the current public offering price of all series and classes of shares of the IXIS Advisor Funds held by you in one or more accounts. If your total investment exceeds a sales charge breakpoint in the table above, the lower sales charge applies to the entire amount of your current purchase in a Fund.

.. Combining Accounts -- Allows you to combine shares of multiple IXIS Advisor
  Funds and classes for purposes of calculating your sales charge.


   Individual Accounts: You may elect to combine your purchase(s) and your total investment, as defined above, with the purchases and total investment of your spouse, parents, children, siblings, grandparents, grandchildren, in-laws (of those previously mentioned), individual fiduciary accounts, sole proprietorships, single trust estates and any other individuals acceptable to the Distributor.

   Certain Retirement Plan Accounts: The Distributor may, in its discretion, combine the purchase(s) and total investment of all qualified participants in the same retirement plan for purposes of determining the availability of a reduced sales charge.

   In most instances, individual accounts may not be linked with certain retirement plan accounts for the purposes of calculating sales charges. SIMPLE IRA contributions will automatically be linked with those of other participants in the same SIMPLE IRA Plan (Class A shares only). SIMPLE IRA accounts may not be linked with any other IXIS Advisor Fund account for rights of accumulation. Please refer to the SAI for more detailed information on combining accounts.

The above-listed ways to reduce front-end sales charges may not apply to the Money Market Fund unless shares are purchased through an exchange from another IXIS Advisor Fund.

Eliminating Front-End Sales Charges and CDSCs

Class A shares may be offered without front-end sales charges or a CDSC to the following individuals and institutions:
.. Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

--------------------------------------------------------------------------------
12

.. Selling brokers, sales representatives, registered investment advisers, financial planners or other intermediaries under arrangements with the Distributor;
.. Fund trustees, former trustees and other individuals who are affiliated with any IXIS Advisor Fund (including the Money Market Fund) (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);
.. Participants in certain retirement plans with at least $1 million or more in total plan assets or with 100 eligible employees;
.. Non-discretionary and non-retirement accounts of bank trust departments or trust companies only if they principally engage in banking or trust activities; and

.. Clients of an adviser or subadviser to any IXIS Advisor Fund (including the Money Market Fund) with investments of $25,000 or more in the IXIS Advisor Funds.
.. Clients of IXIS Advisors who invest in an IXIS Advisor Fund that does not offer class Y Shares.


In order to receive Class A shares without a front-end sales charge or CDSC, you must notify the Fund of your eligibility at the time of purchase.

Repurchasing Fund Shares


You may apply proceeds from redeeming Class A shares of the Fund to repurchase Class A shares of any IXIS Advisor Fund without paying a front-end sales charge. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify IXIS Advisor Funds in writing (directly or through your financial representative) at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds by sending a new check for some or all of the redemption amount. Please note: for federal income tax purposes, a redemption is a sale that involves tax consequences, even if the proceeds are later reinvested. Please consult your tax adviser to discuss how a redemption would affect you.


If you repurchase Class A shares of $1 million or more within 30 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption if the Fund is notified in writing at the time of the repurchase.

Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for Class A shares will generally be eliminated in the following cases: (1) to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; or (3) due to shareholder death or disability.

Please see the SAI for more information on eliminating or reducing front-end sales charges and CDSC.

 Class B Shares


The offering price of Class B shares is their net asset value, without a front-end sales charge. However, there is a CDSC on shares that you sell within six years of the date of their acquisition. The amount of the CDSC, if any, declines each year that you own your shares (except in the 3/rd/ and 4/th/ years, which have the same CDSC). The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of another IXIS Advisor Fund (except the Money Market Fund). The CDSC equals the following percentages of the dollar amounts subject to the charge:


  Class B Contingent Deferred Sales Charges
Year Since Purchase CDSC on Shares Being Sold
       1st                    5.00%
       2nd                    4.00%
       3rd                    3.00%
       4th                    3.00%
       5th                    2.00%
       6th                    1.00%
    thereafter                0.00%

Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for Class B shares will be generally be eliminated in the following cases: (1) to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC), (2) to make payments through a systematic withdrawal plan, or (3) due to shareholder death or disability.

Please see the SAI for more information on eliminating or reducing front-end sales charges and CDSC.

 Class C Shares


The offering price of Class C shares is their net asset value, without a front-end sales charge. Class C shares are subject to a CDSC of 1.00% on redemptions made within one year of the date of their acquisition. The holding period for determining the CDSC will continue to run after an exchange to Class C shares of another IXIS Advisor Fund (except the Money Market Fund).


  Class C Contingent Deferred Sales Charges
Year Since Purchase CDSC on Shares Being Sold
       1st                    1.00%
    thereafter                0.00%

--------------------------------------------------------------------------------
                                                                             13

                                    [GRAPHIC]



Fund Services
How Sales Charges Are Calculated (continued)


Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for Class C shares will be generally be eliminated in the following cases: (1) to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC), (2) to make payments through a systematic withdrawal plan, or (3) due to shareholder death or disability.

Please see the SAI for more information on eliminating or reducing front-end sales charges and CDSC.

 How the CDSC is Applied to Your Shares

The CDSC is a sales charge you pay when you redeem certain Fund shares. The
CDSC:
.. is calculated based on the number of shares you are selling;
.. is based on either your original purchase price or the current net asset value of the shares being sold, whichever is lower;
.. is deducted from the proceeds of the redemption unless you request, at the time of the redemption, that it be deducted from the amount remaining in your account; and

.. applies to redemptions made through the date of their acquisition for years one through six, as applicable.


A CDSC will not be charged on:
.. increases in net asset value above the purchase price; or .. shares you acquired by reinvesting your dividends or capital gains distributions.

To keep your CDSC as low as possible, each time that you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares available to meet your request, we will sell the shares with the lowest CDSC.

 Exchanges into Shares of the Money Market Fund

If you exchange Class B or Class C shares of the Fund into shares of the Money Market Fund, the holding period for purposes of determining the CDSC for Class B and Class C shares and conversion into Class A shares stops until you exchange back into shares of another IXIS Advisor Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.

--------------------------------------------------------------------------------
14

                                    [GRAPHIC]



Fund Services
It's Easy to Open an Account

 To Open an Account with IXIS Advisor Funds:

1.Read this Prospectus carefully. Except to the extent otherwise permitted by the Distributor, the Fund will only accept accounts from U.S. citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

2.Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:

                                                                     Minimum            Minimum
                        Type of Account                          Initial Purchase Subsequent Purchase
Any account other than those listed below                             $2,500             $100
For shareholders participating in IXIS Advisor Funds' Investment
   Builder Program                                                    $1,000             $50*
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh
   plans using the IXIS Advisor Funds' prototype document             $1,000             $100
Coverdell Education Savings Accounts                                    $500             $100
For SIMPLE IRA** and 403(b)(7) plans using IXIS Advisor Funds'
   prototype document                                                     $0               $0

* Shareholders with accounts participating in IXIS Advisor Funds' Investment Builder Program prior to May 1, 2005 may continue to make subsequent purchases of $25 into those accounts.
** Effective January 1, 1997, the Savings Incentive Match Plan for Employees of
   Small Employers (SIMPLE) IRA became available, replacing SARSEP plans. SARSEP plans established prior to January 1, 1997 are subject to the same minimums as SIMPLE IRAs. Effective October 1, 2006, IXIS Advisor Funds no longer offers SIMPLE IRAs. SIMPLE IRA plans established prior to October 1, 2006 may remain active and continue to add new employees.

The Distributor, in its sole discretion, may lower investment minimums for accounts associated with wrap-fee programs sponsored by certain broker-dealers and investment advisers and for accounts associated with certain other defined contribution plans not using the IXIS Advisor Funds' prototype document.

3.Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or IXIS Advisor Funds at 800-225-5478. For more information on IXIS Advisor Funds' investment programs, refer to the section "Additional Investor Services" in this Prospectus.

4.Use the sections of this Prospectus that follow as your guide for purchasing shares.

 Minimum Balance Policy

The Fund, on an annual basis, may deduct a minimum balance fee of $20 for accounts that fall below the minimum amount required to establish an account, as described above. The minimum balance fee is assessed by the automatic redemption of shares in the account in an amount sufficient to pay the fee. The valuation of account balances and the deduction of the fee generally occur during September of each calendar year, although they may occur at another date in the year. The fee will not be deducted from Fund positions opened after June 30th of the calendar year in which the fee is assessed. Certain accounts, such as accounts that fall below the minimum as a result of the automatic conversion from Class B to Class A shares, accounts using an IXIS Advisor Funds' prototype document (including IRAs, Keogh plans, 403(b)(7) plans and Coverdell Education Savings Accounts) and accounts associated with defined contribution plans, are excepted from the minimum balance fee.

In its discretion, the Fund may also close an account and send the account holder the proceeds if the account falls below the minimum amount required to establish an account. It is expected that accounts maintained by intermediaries through the National Securities Clearing Corporation ("NSCC") may be liquidated rather than assessed a fee, if the account balance falls below such minimum. The valuation of account balances and the liquidation itself generally occur during October of each calendar year, although they may occur at another date in the year. Any account opened after June 30th of a calendar year will not be subject to the liquidation for that calendar year. Certain accounts, such as accounts associated with wrap-fee programs or defined contribution plans are exempt from the liquidation.


--------------------------------------------------------------------------------
                                                                             15

                                    [GRAPHIC]



Fund Services
It's Easy to Open an Account (continued)

 Self-Servicing Your Account

Buying or selling shares is easy with the services described below:
                   IXIS Advisor Funds Personal Access Line(R)

                             800-225-5478, press 1

                          IXIS Advisor Funds Web Site

                           www.ixisadvisorfunds.com

You have access to your account 24 hours a day by calling the Personal Access Line(R) from a touch-tone telephone or by visiting us online. Using these customer service options, you may:
    . purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);
    . review your account balance, recent transactions, Fund prices and recent performance;
    . order duplicate account statements; and . obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.


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16

                                    [GRAPHIC]



Fund Services
Buying Shares



                                   Opening an Account                            Adding to an Account
 Through Your Investment Dealer
                     . Call your investment dealer for information about opening or adding to an account.
                       Dealers may also charge you a processing or service fee in connection with the purchase of fund shares.
 By Mail
                     . Make out a check in U.S. dollars for the     . Make out a check in U.S. dollars for the
                       investment amount, payable to "IXIS            investment amount, payable to "IXIS
 [GRAPHIC]             Advisor Funds." Third party checks,            Advisor Funds." Third party checks,
                       "starter" checks and credit card               "starter" checks and credit card
                       convenience checks will not be accepted.       convenience checks will not be accepted.
                     . Mail the check with your completed           . Complete the investment slip from an
                       application to IXIS Advisor Funds, P.O.        account statement or include a letter
                       Box 219579, Kansas City, MO 64121-             specifying the Fund name, your class of
                       9579.                                          shares, your account number and the
                     . Shares purchased by check may not be           registered account name(s).
                       available immediately for redemption. See    . Shares purchased by check may not be
                       the section "Selling Restrictions."            available immediately for redemption. See
                                                                      the section "Selling Restrictions."
 By Exchange (See the section "Exchanging Shares" for more
 details.)
                     . Call your investment dealer, or IXIS         . Call your investment dealer or IXIS
                       Advisor Funds at 800-225-5478, or visit        Advisor Funds at 800-225-5478 or visit
 [GRAPHIC]             www.ixisadvisorfunds.com to 1) obtain a        www.ixisadvisorfunds.com to request an
                       current prospectus for the Fund into which     exchange.
                       you are exchanging, and 2) request an
                       exchange.
 By Wire
                     . Opening an account by wire is not            . Visit www.ixisadvisorfunds.com to add
                       available.                                     shares to your account by wire. Instruct
 [GRAPHIC]                                                            your bank to transfer funds to State Street
                                                                      Bank & Trust Company, ABA
                                                                      #011000028, and DDA #99011538.
                                                                    . Specify the Fund name, your class of
                                                                      shares, your account number and the
                                                                      registered account name(s). Your bank
                                                                      may charge you for such a transfer.
 Through Automated Clearing House ("ACH")
                     . Although you cannot open an account          . Call IXIS Advisor Funds at 800-225-5478
                       through ACH, you may add this feature by       or visit www.ixisadvisorfunds.com to add
 [GRAPHIC]             selecting it on your account application.      shares to your account through ACH.
                     . Ask your bank or credit union whether it is  . If you have not signed up for the ACH
                       a member of the ACH system.                    system, please call IXIS Advisor Funds or
                                                                      visit www.ixisadvisorfunds.com for a
                                                                      Service Options Form. A medallion
                                                                      signature guarantee may be required to add
                                                                      this privilege.
                                                                    . Shares purchased through ACH may not
                                                                      be available immediately for redemption.
                                                                      See the section "Selling Restrictions."


--------------------------------------------------------------------------------
                                                                             17

                                    [GRAPHIC]



Fund Services
Buying Shares (continued)

                                  Opening an Account                            Adding to an Account
 Automatic Investing Through Investment Builder
                     . Although you cannot open an account         . If you have not signed up for Investment
                       through Investment Builder, you may add       Builder, please call IXIS Advisor Funds at
 [GRAPHIC]             this feature by selecting it on your          800-225-5478 or visit
                       application.                                  www.ixisadvisorfunds.com for a Service
                     . Ask your bank or credit union whether it is   Options Form. A medallion signature
                       a member of the ACH system.                   guarantee may be required to add this
                                                                     privilege.
                                                                   . See the section "Additional Investor
                                                                     Services."

--------------------------------------------------------------------------------
18

                                    [GRAPHIC]



Fund Services
Selling Shares


                      To Sell Some or All of Your Shares
Certain restrictions may apply. Investments made by check or through ACH may not be available immediately for redemption. See the section "Restrictions on Buying, Selling and Exchanging Shares."


 Through Your Investment Dealer
                     . Call your investment dealer for information. Dealers may also charge you a processing or service fee in connection with the redemption of fund shares.
 By Mail
                     . Write a letter to request a redemption. Specify the name of your fund, class of shares, account number, the exact registered account name(s), the number of shares or the dollar amount to be
 [GRAPHIC]             redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section "Selling Shares in Writing."
                     . The request must be signed by all of the owners of the shares and must include the capacity in which they are signing, if appropriate.
                     . Mail your request by regular mail to IXIS Advisor Funds, P.O. Box 219579, Kansas City, MO
                       64121-9579 or by registered, express or certified mail to IXIS Advisor Funds, 330 West 9th
                       Street, Kansas City, MO 64105-1514.
                     . Your proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter.
                       Proceeds delivered by mail will generally be mailed to you within three business days after the request is received in good order.
 By Exchange (See the section "Exchanging Shares" for more details.)
                     . Obtain a current prospectus for the fund into which you are exchanging by calling your investment dealer, IXIS Advisor Funds at 800-225-5478 or by visiting
 [GRAPHIC]             www.ixisadvisorfunds.com.
                     . Call IXIS Advisor Funds or visit www.ixisadvisorfunds.com to request an exchange.

 By Wire
                     . Complete the "Bank Information" section on your account application.
                     . Call IXIS Advisor Funds at 800-225-5478 or visit www.ixisadvisorfunds.com or indicate in your
 [GRAPHIC]             redemption request letter (see above) that you wish to have your proceeds wired to your bank.
                     . Proceeds (less any applicable CDSC) will generally be wired on the next business day. A wire fee will be deducted from the proceeds. Your bank may charge you a fee to receive the wire.
 Through Automated Clearing House
                     . Ask your bank or credit union whether it is a member of the ACH system.
                     . Complete the "Bank Information" section on your account application.
 [GRAPHIC]           . If you have not signed up for the ACH system on your application, please call IXIS Advisor
                       Funds at 800-225-5478 or visit www.ixisadvisorfunds.com for a Service Options Form. A medallion signature guarantee may be required to add this privilege.
                     . Call IXIS Advisor Funds or visit www.ixisadvisorfunds.com to request an ACH redemption.
                     . Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days.
 By Telephone
                     . Call IXIS Advisor Funds at 800-225-5478 to choose the method you wish to use to redeem your shares. You may receive your proceeds by mail, by wire or through ACH (see above).
 [GRAPHIC]



 By Systematic Withdrawal Plan (See the section "Additional Investor Services" for more details.)
                     . Call IXIS Advisor Funds at 800-225-5478 or your financial representative for more information.
                     . Because withdrawal payments may have tax consequences, you should consult your tax adviser
 [GRAPHIC]             before establishing such a plan.



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                                                                             19

                                    [GRAPHIC]



Fund Services
Selling Shares in Writing


If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a medallion signature guarantee or additional documentation.


A medallion signature guarantee protects you against fraudulent orders and is necessary if:

.. your address of record has been changed within the past 30 days;

.. you are selling more than $100,000 worth of shares and you are requesting the proceeds by check;
.. a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s); or .. the proceeds are sent by check, wire, or in some circumstances ACH to a bank account whose owner(s) do not match the owner(s) of the fund account.

A notary public cannot provide a medallion signature guarantee. The Fund will only accept medallion signature guarantees bearing the STAMP2000 Medallion imprint. A medallion signature guarantee can be obtained from one of the following sources:
.. a financial representative or securities dealer;
.. a federal savings bank, cooperative, or other type of bank;
.. a savings and loan or other thrift institution;
.. a credit union; or
.. a securities exchange or clearing agency.

In some situations additional documentation may be necessary. Please contact your financial representative or IXIS Advisor Funds regarding documentation requirements.
Exchanging Shares


In general, you may exchange shares of your Fund for shares of the same class of another IXIS Advisor Fund or Loomis Sayles Fund that offers such class of shares, without paying a sales charge or a CDSC (see the sections "Buying Shares" and "Selling Shares") subject to certain restrictions noted below. For exchanges into the Money Market Fund, the holding period for determining the CDSC and conversion into Class A shares, if applicable, for Class B and Class C shares will stop and will resume only when an exchange into an applicable Fund occurs. The exchange must be for at least the minimum to open an account (or the total net asset value of your account, whichever is less), or at least $100 if made under the Automatic Exchange Plan (see the section "Additional Investor Services"). All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. For federal income tax purposes, an exchange of fund shares for shares of another fund is generally treated as a sale on which gain or loss may be recognized. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Before requesting an exchange into any other fund, please read its prospectus carefully. Please refer to the SAI for more detailed information on exchanging Fund shares.

Restrictions on Buying, Selling and Exchanging Shares

Frequent purchases and redemptions of Fund shares by shareholders may present certain risks for other shareholders in the Fund. This includes the risk of diluting the value of Fund shares held by long-term shareholders, interfering with the efficient management of a Fund's portfolio, and increasing brokerage and administrative costs. Funds investing in securities that require special valuation processes (such as foreign securities, high yield securities, or small cap securities) may also have increased exposure to these risks. The Fund discourages excessive, short-term trading that may be detrimental to the Fund and its shareholders. The Fund's Board of Trustees has adopted the following policies with respect to frequent purchases and redemptions of Fund shares.

The Fund reserves the right to suspend or change the terms of purchasing or exchanging shares. The Fund and the Distributor reserve the right to refuse or limit any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund's other shareholders or possibly disruptive to the management of the Fund.

--------------------------------------------------------------------------------
20

Limits on Frequent Trading. Without limiting the right of the Fund and the Distributor to refuse any purchase or exchange order, the Fund and the Distributor may (but are not obligated to) restrict purchases and exchanges for the accounts of "market timers." With respect to exchanges, an account may be deemed to be one of a market timer if (i) more than two exchange purchases of any Fund are made for the account over a 90-day interval as determined by the Fund; or (ii) the account makes one or more exchange purchases of any Fund over a 90-day interval as determined by the Fund in an aggregate amount in excess of 1% of the Fund's total net assets. With respect to new purchases of a Fund, an account may be deemed to be one of a market timer if (i) more than twice over a 90-day interval as determined by the Fund, there is a purchase in a Fund followed by a subsequent redemption; or (ii) there are two purchases into a Fund by an account, each followed by a subsequent redemption over a 90-day interval as determined by the Fund in an aggregate amount in excess of 1% of the Fund's total net assets. The preceding are not exclusive lists of activities that the Fund and the Distributor may consider to be "market timing."

Notwithstanding the above, certain financial intermediaries, such as retirement plan administrators, may monitor and restrict the frequency of purchase and redemption transactions in a manner different from that described above. The policies of these intermediaries may be more or less restrictive than the generally applicable policies described above. Please contact your financial representative for additional information regarding their policies for limiting the frequent trading of fund shares.

Trade Activity Monitoring. Trading activity is monitored selectively on a daily basis in an effort to detect excessive short-term trading activities. If the Fund or the Distributor believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, the Fund or the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Fund and the Distributor seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Fund and the Distributor also reserve the right to notify financial intermediaries of your trading activity. Because the Fund and the Distributor will not always be able to detect market timing activity, investors should not assume the Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund. For example, the ability of the Fund and the Distributor to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the record of the Fund's underlying beneficial owners.

 Purchase Restrictions

The Fund is required by federal regulations to obtain certain personal information from you and to use that information to verify your identity. The Fund may not be able to open your account if the requested information is not provided. The Fund reserves the right to refuse to open an account, close an account and redeem your shares at the then current price or take other such steps that the Fund deems necessary to comply with federal regulations if your identity cannot be verified.

--------------------------------------------------------------------------------
                                                                             21

                                    [GRAPHIC]



Fund Services
Restrictions on Buying, Selling and Exchanging Shares (continued)

 Selling Restrictions


The table below describes restrictions placed on selling shares of the Fund described in this Prospectus:


               Restriction              Situation
               The Fund may suspend     . When the New York
               the right of redemption    Stock Exchange (the
               or postpone payment for    "Exchange") is closed
               more than 7 days:          (other than a
                                          weekend/holiday)
                                        . During an emergency
                                        . During any other
                                          period permitted by
                                          the SEC
               The Fund reserves the    . With a notice of a
               right to suspend           dispute between
               account services or        registered owners or
               refuse transaction         death of a registered
               requests:                  owner
                                        . With
                                          suspicion/evidence of
                                          a fraudulent act
               The Fund may pay the     . When it is detrimental
               redemption price in        for the Fund to make
               whole or in part by a      cash payments as
               distribution in kind of    determined in the sole
               readily marketable         discretion of the
               securities in lieu of      adviser
               cash or may take up to
               7 days to pay a
               redemption request in
               order to raise capital:
               The Fund may withhold    . When redemptions are
               redemption proceeds for    made within 10
               10 days:                   calendar days of
                                          purchase by check or
                                          ACH
If you hold certificates representing your shares, they must be sent with your request for it to be honored. It is recommended that certificates be sent by registered mail.

Although most redemptions are made in cash, as described in the SAI, the Fund reserves the right to redeem shares in kind.


--------------------------------------------------------------------------------
22

                                    [GRAPHIC]



Fund Services
How Fund Shares Are Priced

"Net asset value" is the price of one share of the Fund without a sales charge, and is calculated each business day using this formula:


Net Asset Value = Total market value of securities + Cash and other assets -- Liabilities
                  ---------------------------------------------------------
                                       Number of outstanding shares

The net asset value of Fund shares is determined according to this schedule:

.. A share's net asset value is determined at the close of regular trading on the Exchange on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time. Generally, the Fund's shares will not be priced on the days on which the Exchange is closed for trading. However, in the adviser's discretion, the Fund's shares may be priced on a day the Exchange is closed for trading if the adviser in its discretion determines that there has been enough trading in the Fund's portfolio securities to materially affect the net asset value of the Fund's shares. This may occur, for example, if the Exchange is closed but the NASDAQ Stock Market is open for trading. In addition, the Fund's shares will not be priced on the holidays listed in the SAI. See the section "Net Asset Value and Public Offering Price" in the SAI for more details.

.. The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated (plus or minus applicable sales charges as described earlier in this Prospectus) after your order is received "in good order."
.. Requests received by the Fund after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open.*
.. A Fund significantly invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.
* Under limited circumstances, the Distributor may enter into contractual agreements pursuant to which orders received by your investment dealer before the close of the Exchange and transmitted to the Fund prior to 9:30 a.m. on the next business day are processed at the net asset value determined on the day the order was received by your investment dealer.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in the sections "Buying Shares" and "Selling Shares."

Generally, Fund securities are valued as follows:
.. Equity securities -- market price or as provided by a pricing service if market price is unavailable.
.. Debt securities (other than short-term obligations) -- based upon pricing service valuations, which determine valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

.. Short-term obligations (purchased with an original or remaining maturity of 60 days or less) -- amortized cost (which approximates market value).

.. Securities traded on foreign exchanges -- market price on the foreign exchange, unless the Fund believes that an occurrence after the close of that exchange will materially affect the security's value. In that case, the security may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing its securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time the Fund's net asset value is calculated.
.. Options -- last sale price, or if not available, last offering price.
.. Futures -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or pursuant to procedures approved by the Board of Trustees.
.. All other securities -- fair market value as determined by the adviser of the Fund pursuant to procedures approved by the Board of Trustees.

--------------------------------------------------------------------------------
                                                                             23

                                    [GRAPHIC]



Fund Services
How Fund Shares Are Priced (continued)


As described above, if market prices are not readily available for a security, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value (which is the amount that the Fund might reasonably expect to receive from a current sale of the security in the ordinary course of business). The Fund may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund's net asset value may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Dividends and Distributions

The Fund generally distributes most or all of its net investment income (other than capital gains) in the form of dividends. The Fund generally declares and pays dividends annually. The Fund expects to distribute substantially all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. To the extent permitted by law, the Fund may adopt a different schedule as long as payments are made at least annually.

Distributions will automatically be reinvested in shares of the same class of the distributing Fund at net asset value, unless you select one of the following alternatives:
.. Participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value in shares of the same class of another IXIS Advisor Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section "Additional Investor Services."
.. Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund, or in the same class of another IXIS Advisor Fund.
.. Receive all distributions in cash.
For more information or to change your distribution option, contact IXIS
Advisor Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from an IXIS Advisor Fund held in a non-retirement plan account, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. This information will also be reported to the Internal Revenue Service. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

Tax Consequences

Except where noted, the discussion below addresses only the U.S. Federal income tax consequences of an investment in the Fund and does not address any foreign, state or local tax consequences.

The Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code necessary to qualify for treatment as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.


Taxation of Distributions from the Fund. Distributions derived from net short-term capital gains, i.e., gains from investments that the Fund held one year or less, or investment income (other than exempt interest dividends) are generally taxable at ordinary income rates. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year that are designated by the Fund as capital gain dividends ("Capital Gain Dividends") will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Fund shares. For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at


--------------------------------------------------------------------------------
24
both the shareholder and Fund levels. Income generated by investments in fixed income securities and REITs is generally not eligible for treatment as qualified dividend income.

Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). Such distributions are likely to occur in respect of shares purchased at a time when the relevant Fund's net asset value reflects gains that are either unrealized or realized but not distributed. Fund distributions paid to you are taxable whether you receive them in cash or reinvest them in additional shares. Distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws generally will not be taxable.


For taxable years beginning on or before December 31, 2010, long-term capital gain rates applicable to individuals have been temporarily reduced to, in general, 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets. For more information, see the SAI under "Income Dividends, Capital Gain Distributions and Tax Status."

Dividends and distributions declared by the Fund in October, November or December of one year and paid in January of the next taxable year generally are taxable in the year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Sales or Exchanges of Fund Shares. The redemption, sale or exchange of the Fund's shares (including an exchange of Fund shares for shares of another IXIS Advisor Fund or Loomis Sayles Fund) is a taxable event and may result in the recognition of a gain or loss. Gain or loss, if any, recognized on the redemption, sale, exchange or other disposition of the Fund's shares will be taxed as a long-term capital gain or loss if the shares are capital assets in the shareholder's hands and if the shareholder held the shares for more than one year.

Taxation of Certain Investments. The Fund's investments in foreign securities may be subject to foreign withholding and other taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund's investments in foreign securities may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions. Because the Fund invests in foreign securities, shareholders should consult their tax advisers about consequences of their investments under foreign laws.

Non-U.S. Shareholders. In general, dividends (other than Capital Gain Dividends) paid to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). Although, effective for taxable years of the Fund beginning before January 1, 2008, the Fund generally will not be required to withhold any amounts with respect to certain properly designated distributions of certain interest income and short-term capital gains. The Fund does not intend to make such designations.

Effective in respect of dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of U.S. real property interests will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.


Backup Withholding. The Fund is also required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) who does not furnish the Fund certain information and certifications or who is otherwise subject to backup withholding. The backup withholding tax rate is 28% for amounts paid on or before December 31, 2010 and will be 31% for amounts paid after December 31, 2010. Backup withholding will not, however, be applied to payment that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

You should consult your tax adviser for more information on your own situation, including possible federal, state or local taxes.


--------------------------------------------------------------------------------
                                                                             25

                                    [GRAPHIC]



Fund Services
Compensation to Securities Dealers

As part of its business strategies, the Fund pays securities dealers and other financial institutions (collectively, "dealers") that sell its shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees paid under a plan adopted pursuant to Rule 12b-1 under the 1940 Act). The sales charges, some or all of which may be paid to dealers, are discussed in the section "How Sales Charges Are Calculated." Each class of Fund shares offered in this prospectus pays an annual service fee of 0.25% of its average daily net assets. In addition to a service fee, the Fund's Class B shares pay an annual distribution fee of 0.75% of their average daily net assets for 8 years (at which time they automatically convert into Class A shares). Class C shares are subject to an annual distribution fee of 0.75% of their average daily net assets. Generally, the 12b-1 fees are paid to securities dealers on a quarterly basis. The Distributor retains the first year of such fees for Class B and Class C shares. Some or all of such fees may also be paid to financial institutions that finance the payment of commissions or similar charges on Class B shares. Because these distribution fees are paid out of the Fund's assets on an ongoing basis, over time these fees for Class B and Class C shares will increase the cost of your investment and may cost you more than paying the front-end sales charge on Class A shares.

The Distributor and its affiliates may, out of their own resources, make payments to dealers and other financial intermediaries that satisfy certain criteria established from time to time by the Distributor. Payments may vary based on sales, the amount of assets a dealer's or intermediary's clients have invested in the Fund, and other factors. These payments may also take the form of sponsorship of informational meetings or payments for attendance by persons associated with a dealer or intermediary at informational meetings. The Distributor and its affiliates may also make payments for recordkeeping and other transfer agency-related services to dealers and intermediaries that sell Fund shares.

The payments described in this section, which may be significant to the dealers and the financial intermediaries, may create an incentive for a dealer or financial intermediary or their representatives to recommend or sell shares of a particular Fund or share class over other mutual funds or share classes. Additionally, these payments may result in the Fund's inclusion on a sales list, including a preferred or select sales list, or in other sales programs. Please see the SAI for additional information about payments made by the Distributor and its affiliates to dealers and intermediaries. Please also contact your dealer or financial intermediary for details about payments it may receive.


--------------------------------------------------------------------------------
26

                                    [GRAPHIC]



Fund Services
Additional Investor Services

Retirement Plans

IXIS Advisor Funds offer a range of retirement plans, including Coverdell Education Savings Accounts, IRAs, SEPs, 403(b) plans and other pension and profit sharing plans. Refer to the section entitled "It's Easy to Open an Account" for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.


Investment Builder Program
This is IXIS Advisor Fund's automatic investment plan. Once you meet the Fund minimum, you may authorize automatic monthly transfers of $50 or more per Fund from your bank checking or savings account to purchase shares of one or more IXIS Advisor Funds. For instructions on how to join the Investment Builder Program, please refer to the section "Buying Shares."

Dividend Diversification Program
This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another IXIS Advisor Fund or the Money Market Fund, subject to the eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected fund's net asset value without a front-end sales charge or CDSC on the dividend record date. Before establishing a Dividend Diversification Program into any other IXIS Advisor Fund or the Money Market Fund, please read its prospectus carefully.

Automatic Exchange Plan
IXIS Advisor Funds have an automatic exchange plan under which shares of a class of an IXIS Advisor Fund are automatically exchanged each month for shares of the same class of another IXIS Advisor Fund or the Money Market Fund. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please see the section "Exchanging Shares" above and refer to the SAI for more information on the Automatic Exchange Plan.

Systematic Withdrawal Plan
This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan is not subject to a CDSC. However, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your Fund account on the day you establish your plan. For information on establishing a Systematic Withdrawal Plan, please refer to the section "Selling Shares."

IXIS Advisor Funds Personal Access Line(R)
This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, and pressing 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use Personal Access Line(R) to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

IXIS Advisor Funds Web Site
Visit us at www.ixisadvisorfunds.com to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in your existing accounts. Certain restrictions may apply.




--------------------------------------------------------------------------------
                                                                             27

                                    [GRAPHIC]



Financial Performance


The financial highlights tables are intended to help you understand the Fund's financial performance for the last five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Retail Class shares of the Fund were redesignated as Class A shares on June 1, 2007. Class B and Class C shares are newly formed and were not offered during the periods shown. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report to shareholders. The annual reports are incorporated by reference into the SAI, both of which are available free of charge upon request from the Distributor.



                       Income (loss) from investment operations      Less distributions
                       ---------------------------------------- ----------------------------

            Net asset
              value,                                              Dividends    Distributions
            beginning     Net        Net realized   Total from       from        from net
                of     investment   and unrealized  investment  net investment   realized
            the period income(c)     gain (loss)    operations      income     capital gains
            ---------- ----------   --------------  ----------  -------------- -------------

VALUE FUND
Class A*
9/30/2006**  $  19.69  $     0.02    $       1.33   $    1.35    $        --    $        --



* Prior to June 1, 2007, the Fund offered Retail Class Shares, which were redesignated as Class A Shares on that date.
** From commencement of Class operations on June 30, 2006, through
   September 30, 2006.
(a)Total return would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year, if applicable, are not annualized.

(b)The adviser has agreed to waive/reimburse a portion of the Fund's expenses during the period. Without this waiver/reimbursement the Fund's ratio of operating expenses would have been higher.
(c)Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d)Annualized.


--------------------------------------------------------------------------------
28

                                                        Ratios to average net assets
                                                        -----------------------------

                          Net asset         Net assets,                       Net     Portfolio
                            value,   Total    end of       Net     Gross   investment turnover
    Total     Redemption    end of   return the period  expenses  expenses   income     rate
distributions    fee      the period (%)(a)   (000's)   (%)(b)(d)  (%)(d)    (%)(d)      (%)
------------- ----------- ---------- ------ ----------- --------- -------- ---------- ---------

 $        --  $        -- $   21.04   6.9    $     466    1.10      8.65      0.42       36


--------------------------------------------------------------------------------
                                                                             29

Glossary of Terms

Capital gain distributions -- Payments to the Fund's shareholders of net profits earned from selling securities in the Fund's portfolio. Capital gain distributions are usually paid once a year.

Credit rating -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's Rating Service, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Fitch Investors Services, Inc. ("Fitch"). Bonds with a credit rating of BBB or higher by S&P or Fitch, or Baa or higher by Moody's, are generally considered investment grade.

Derivative -- A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Diversification -- The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

Duration -- An estimate of how much a bond's price fluctuates with changes in comparable interest rates.

Earnings growth -- A pattern of increasing rates of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

Fundamental analysis -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Growth investing -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

Income distributions -- Payments to the Fund's shareholders resulting from the net interest or dividend income earned by the Fund's portfolio.

Inflation -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

Interest rate -- Rate of interest charged for the use of money, usually expressed at an annual rate.

Market capitalization -- Market price multiplied by number of shares outstanding. Whether a company is considered a "large," "medium" or "small" capitalization company for any particular Fund will depend upon the company's market capitalization at the time of measurement and the index being used and/or the guidelines used by the portfolio manager.

Maturity -- The final date on which the payment of a debt instrument (e.g., bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

Net assets -- The Fund's assets minus its liabilities. With respect to Funds that have a policy to invest 80% of their net assets in particular kinds of securities, "net assets" as used in such policies means net assets plus borrowings made for investment purposes.


Net asset value (NAV) per share -- The market value of one share of the Fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing the Fund's total net assets by the number of shares.

Price-to-book value ratio -- Current market price of a stock divided by its book value. Some firms use the inverse ratio for this calculation (i.e., book-to-price ratio).


Rule 144A securities -- Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless a manager has determined, under guidelines established by the Fund's trustees, that a particular issue of Rule 144A securities is liquid.

Target price -- Price that an investor is hoping a stock he or she has just bought will rise to within a specified period of time. An investor may buy XYZ at $20, with a target price of $40 in one year's time, for instance.

Technical analysis -- The research into the demand and supply for securities, options, mutual funds and commodities based on trading volume and price studies. Technical analysis uses charts or computer programs to identify and project price trends in a market, security, mutual fund or futures contract.

--------------------------------------------------------------------------------
30

Total return -- The change in value of an investment in the Fund over a specific time period expressed as a percentage. Total returns assume all distributions are reinvested in additional shares of the Fund.

Value investing -- A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

Volatility -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

Yield -- The rate at which the Fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.


Yield-to-maturity -- The concept used to determine the rate of return an investor will receive if a long-term, interest bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.


--------------------------------------------------------------------------------
                                                                             31

If you would like more information about the Fund, the following documents are available free upon request:
   Annual and Semiannual Reports -- Provide additional information about the Fund's investments. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI) -- Provides more detailed information about the Fund and its investment limitations and policies. The SAI has been filed with the SEC and is incorporated into this Prospectus by reference.

 To order a free copy of the Fund's annual or semiannual report or its SAI, to request other information about the Fund and to make shareholder inquiries generally, contact your financial representative, or the Fund at:
IXIS Asset Management Distributors, L.P., 399 Boylston Street, Boston, MA 02116
                            Telephone: 800-225-5478
 The Fund's annual and semiannual reports and SAI are available on the Fund's website at: www.ixisadvisorfunds.com
         Important Notice Regarding Delivery of Shareholder Documents:
In our continuing effort to reduce your fund's expenses and the amount of mail that you receive from us, we will combine mailings of prospectuses, annual or semiannual reports and proxy statements to your household. If more than one family member in your household owns the same fund or funds described in a single prospectus, report or proxy statement, you will receive one mailing unless you request otherwise. Additional copies of our prospectuses, reports or proxy statements may be obtained at any time by calling 800-225-5478. If you are currently receiving multiple mailings to your household and would like to receive only one mailing or if you wish to receive separate mailings for each member of your household in the future, please call us at the telephone number listed above and we will resume separate mailings within 30 days of your request.

   Your financial representative or IXIS Advisor Funds will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Fund, including its reports and SAI, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Text-only copies of the Fund's reports and SAI are available free from the EDGAR Database on the SEC's Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public
                Reference Section, Washington, D.C. 20549-0102.


 Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.


Portfolio Holdings -- A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.


IXIS Asset Management Distributors, L.P. ("IXIS Distributors"), and other firms selling shares of IXIS Advisor Funds are members of the National Association of
  Securities Dealers, Inc. ("NASD"). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting the
      NASD at 1-800-289-9999 or by visiting its Web site at www.NASD.com.


 IXIS Distributors distributes the IXIS Advisor Funds and Loomis Sayles Funds.
      If you have a complaint concerning IXIS Distributors or any of its representatives or associated persons, please direct it to IXIS Asset
   Management Distributors, L.P., Attn: Director of Compliance, 399 Boylston
             Street, Boston, MA 02116 or call us at 617-449-2828.

--------------------------------------------------------------------------------


                                  XLV51-0607


                  (Investment Company Act File No. 811-06241)

                               [LOGO]

                          IXIS ADVISOR FUNDS

WHAT'S INSIDE

Goals, Strategies & Risks  Page 2

Fund Fees & Expenses.....  Page 5

More About Risk..........  Page 7

Management Team..........  Page 8

Fund Services............ Page 11

Financial Performance.... Page 22



  Loomis Sayles Value Fund - Class Y


[LOGO]



                                                                     Prospectus
                                                                   June 1, 2007

The Securities and Exchange Commission has not approved or disapproved the Fund's shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a crime.

For general information on the Fund or any of its services and for assistance in opening an account, contact your financial representative or call IXIS Advisor Funds.

IXIS Advisor Funds
P.O. Box 219579
Kansas City, MO 64121-9579
800-225-5478
www.ixisadvisorfunds.com

Table of Contents


Goals, Strategies & Risks
Loomis Sayles Value Fund.............................. 2
Fund Fees & Expenses
Fund Fees & Expenses.................................. 5
More About Risk
More About Risk....................................... 7
Management Team
Meet the Fund's Investment Adviser.................... 8
Meet the Fund's Portfolio Managers................... 10
Fund Services
It's Easy to Open an Account......................... 11
Buying Shares........................................ 12
Selling Shares....................................... 13
Selling Shares in Writing............................ 14
Exchanging Shares.................................... 15
Restrictions on Buying, Selling and Exchanging Shares 15
How Fund Shares Are Priced........................... 17
Dividends and Distributions.......................... 18
Tax Consequences..................................... 18
Compensation to Securities Dealers................... 19
Financial Performance
Financial Performance................................ 22
Glossary of Terms
Glossary of Terms.................................... 24


If you have any questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."

To learn more about the possible risks of investing in the Fund, please refer to the section "More About Risk." This section details the risks of practices in which the Fund may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

                                    [GRAPHIC]



Goals, Strategies & Risks

Loomis Sayles Value Fund




Adviser:  Loomis, Sayles & Company, L.P.
             ("Loomis Sayles")
Managers: Arthur Barry, James L. Carroll,
             Warren N. Koontz
Category: Large-Cap Equity

Ticker Symbol: Class Y
               -------
               LSGIX
 Investment Goal

The Fund's investment objective is long-term growth of capital and income. The Fund's investment objective may be changed without shareholder approval.

 Principal Investment Strategies

The Fund invests primarily in equity securities, including common stocks, convertible securities, and warrants. The Fund invests primarily in medium-sized and large-sized companies, although it may invest in companies of any size.
In deciding which securities to buy and sell, Loomis Sayles generally looks for companies that it believes are undervalued by the market in relation to earnings, dividends, assets, and growth prospects. The Fund's investments may include companies that have suffered significant business problems but that Loomis Sayles believes have favorable prospects for recovery.
Loomis Sayles seeks to identify companies that it believes are, among other things, attractively valued based on Loomis Sayles' estimate of intrinsic value. Loomis Sayles generally seeks to find value by selecting individual stocks that it believes are attractive, rather than by attempting to achieve investment growth by rotating the Fund's holdings among various sectors of the economy.

The Fund may also:
.. invest up to 20% of its assets in securities of foreign issuers, including emerging markets securities
.. invest in real estate investment trusts ("REITs") and Rule 144A securities
.. For temporary defensive purposes, the Fund may hold any portion of its assets in cash and/or invest in money market instruments or high quality debt securities as Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment objectives.


A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. In addition, a list of the Fund's full portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Fund's website at www.ixisadvisorfunds.com (click on "Fund Information" and then "Portfolio Holdings"). These holdings will remain accessible on the website until the Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information. In addition, a list of the Fund's top 10 holdings as of the month-end is generally available within 5 days after the month-end on the Fund's website at www.ixisadvisorfunds.com (click on "Fund Information", then "Our Fund line-up", the name of the Fund and scroll down to "Portfolio Highlights").


 Principal Investment Risks



The principal risks of investing in the Fund are described below. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Currency risk: The risk that fluctuations in the exchange rates between the
  U.S. dollar and foreign currencies may negatively affect an investment. Emerging markets risk: The risk associated with investing in companies traded in developing securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity securities risk: You may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Rule 144A securities may be less liquid than other equity securities. Small capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies which could adversely affect the value of the Fund's portfolio. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Equity securities may take the form of stock in a corporation, limited partnership interests, interests in limited liability companies, real estate investment trusts (REITs) or other trusts and other similar securities.


--------------------------------------------------------------------------------
2

Foreign securities risk: Foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets. The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.

Liquidity risk: The risk that certain securities or instruments may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to the Fund. These types of risks may also apply to derivatives, restricted securities,
  Section 4(2) commercial paper, structured notes and Rule 144A securities. Management risk: The risk that a strategy used by the Fund's portfolio management may fail to produce the intended result.
Market risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition as well as overall market and economic conditions.
Real Estate Investment Trusts ("REITs") risk: REITs are subject to changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate.

For additional information, see the section "More About Risk."
 Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


The bar chart below shows the Fund's total returns for Class Y shares for each of the last ten calendar years.+



                                    [CHART]

(total return)
 1997    1998    1999   2000    2001     2002    2003    2004    2005    2006  (up triangle) Highest Quarterly Return: Second
------  ------  ------  ------  ------  ------  ------  ------  ------  ------               Quarter 2003, up 18.11%
29.21%  10.54%  -1.33%  7.35%  -5.65%  -16.69%  26.24%  15.12%  12.80%  24.75% (down triangle) Lowest Quarterly Return: Third
                                                                                               Quarter 2002, down 17.93%



The Fund's Class Y shares total return year-to-date as of March 31, 2007 was 1.52%.


--------------------------------------------------------------------------------
                                                                             3

The table below shows how average annual total returns for Class Y shares of the Fund (before and after taxes) for the one-year, five-year and ten-year periods compare to those of the Russell 1000 Value Index, an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You may not invest directly in an index. The Fund's total returns reflect the expenses of the Fund's Class Y shares. Class Y total returns have also been calculated to reflect return after taxes on distributions only and return after taxes on distributions and sales of Fund shares. The Russell 1000 Value Index returns have not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments.




Average Annual Total Returns+
(for the periods ended December 31, 2006)                         Past 1 Year Past 5 Years Past 10 Years
Loomis Sayles Value Fund
Class Y - Return Before Taxes                                       24.75%       11.24%        9.29%
   Return After Taxes on Distributions/*/                           23.67%       10.64%        7.87%
   Return After Taxes on Distributions & Sales of Fund Shares/*/    17.02%        9.60%        7.44%
Russell 1000 Value Index**                                          22.25%       10.86%       11.00%


+ The returns shown in the bar chart and table reflect the results of the Fund's Institutional Class shares, which were redesignated as Class Y shares on June 1, 2007. The Class Y expenses did not change as a result of the redesignation.

*After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
** The returns of the index do not reflect a deduction for fees, expenses or taxes.

For information about Fund expenses, see the section "Fund Fees & Expenses."

--------------------------------------------------------------------------------
4

                                    [GRAPHIC]




Fund Fees & Expenses


The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

 Shareholder Fees

(fees paid directly from your investment)

                                                 Loomis Sayles Value Fund
                                                         Class Y
Maximum sales charge (load) imposed on purchases          None
Maximum deferred sales charge (load)                      None
Redemption fees                                           None*

* Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.


 Annual Fund Operating Expenses

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)


                                        Loomis Sayles Value Fund/1/
                                                 Class Y
Management fees                                   0.50%
Other expenses*                                   0.41%
Total Annual Fund Operating Expenses              0.91%
Fee waiver and/or expense reimbursement           0.06%
Net expenses                                      0.85%

* Other Expenses include expenses indirectly borne by the Fund through investments in certain pooled investment vehicles ("Acquired Fund Fees and Expenses") of less than 0.01% of the Fund's average daily net assets. The expense information shown in the table above may differ from the expense information disclosed in the Fund's financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
1 Loomis Sayles has given a binding undertaking to the Loomis Sayles Value Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, to 0.85% of the Fund's average daily net assets for Class Y shares. This undertaking is in effect through January 31, 2008 and is reevaluated on an annual basis. Without this undertaking expenses would have been higher.

Loomis Sayles will be permitted to recover, on a class by class basis, expenses it has borne through the undertaking described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the undertaking. The Fund will not be obligated to pay any such deferred fees and expenses more than one year after the end of the fiscal year in which the fee and expense was deferred.

--------------------------------------------------------------------------------
                                                                             5

                                    [GRAPHIC]




Fund Fees & Expenses (continued)

 Example


This example*, which is based upon the expenses shown in the "Annual Fund Operating Expenses" table, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
.. You invest $10,000 in the Fund for the time periods indicated;
.. Your investment has a 5% return each year;
.. The Fund's operating expenses remain the same; and .. All dividends and distributions are reinvested.
Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


         Loomis Sayles Value Fund
                 Class Y
1 year            $   93
3 years           $  290
5 years           $  504
10 years          $1,120

* The example is based on the Total Annual Fund Operating Expenses for all periods.


--------------------------------------------------------------------------------
6

                                    [GRAPHIC]





More About Risk

The Fund has principal investment strategies that come with inherent risks. The following is a list of risks to which the Fund may be subject because of its investment in various types of securities or engagement in various practices.

Correlation Risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.



Information Risk The risk that key information about a security is inaccurate or unavailable. Securities issued in initial public offerings, or IPOs, involve greater information risk than other equity securities due to the lack of public information.


Leverage Risk The risk associated with securities or practices (e.g., borrowing) that multiply small index or market movements into larger changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a fund uses a derivative security for purposes other than as a hedge, or, if a fund hedges imperfectly, that fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain. Structured notes may be considered derivative securities and may be subject to this type of risk.


Opportunity Risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.


Futures and Other Derivatives Risks These transactions are subject to changes in the underlying security on which such transactions are based. It is important to note that even a small investment in these types of derivative securities may give rise to leverage risk and can have a significant impact on a fund's exposure to stock market values, interest rates or currency exchange rates. These types of transactions will be used primarily for hedging purposes, including anticipatory hedging.


Political Risk The risk of losses directly attributable to government or political actions.

Prepayment Risk The risk that unanticipated prepayments may occur, reducing the return from mortgage- or asset-backed securities or real estate investment trusts.


Valuation Risk The risk that a fund has valued certain securities at a higher price than the price at which they can be sold.


--------------------------------------------------------------------------------
                                                                             7

                                    [GRAPHIC]




Management Team
Meet the Fund's Investment Adviser



The IXIS Advisor Funds family (as defined below) currently includes 24 mutual funds. The IXIS Advisor Funds family had combined assets of $13.3 billion as of March 31, 2007. IXIS Advisor Funds are distributed through IXIS Asset Management Distributors, L.P. (the "Distributor"). This Prospectus covers Loomis Sayles Value Fund (the "Fund"), which, along with the IXIS Advisor Income and Tax Free Income Funds, IXIS Advisor Equity Funds, IXIS Diversified Portfolios and IXIS Cash Management Trust -- Money Market Series (the "Money Market Fund") constitute the "IXIS Advisor Funds."


 Adviser


Loomis Sayles, located at One Financial Center, Boston, Massachusetts 02111, serves as adviser to the Fund. Loomis Sayles is a subsidiary of IXIS Asset Management US Group, L.P. ("IXIS Asset Management US Group"), which is part of IXIS Asset Management Group. Founded in 1926, Loomis Sayles is one of America's oldest investment advisory firms with over $104.7 billion in assets under management as of March 31, 2007. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry. Loomis Sayles makes investment decisions for the Fund.


The aggregate advisory fee paid by the Fund during the fiscal year ended September 30, 2006, as a percentage of the Fund's average daily net assets, was 0.47% (after waiver).

A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is available in the Fund's annual report for the fiscal year ended September 30, 2006.

 Portfolio Trades

In placing portfolio trades, Loomis Sayles may use brokerage firms that market the Fund's shares or are affiliated with IXIS Asset Management US Group or Loomis Sayles. In placing trades, Loomis Sayles will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.

Securities Lending. The Fund may lend a portion of its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see "Investment Strategies" in the SAI for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund may pay lending fees to the party arranging the loan.

Transactions with Other Investment Companies. Pursuant to SEC exemptive relief, the Fund may be permitted to invest its daily cash balances in shares of money market and short-term bond funds advised by IXIS Asset Management Advisors, L.P. ("IXIS Advisors") (an affiliate of Loomis Sayles) or its affiliates ("Central Funds"). The Central Funds currently include the Money Market Fund, Institutional Daily Income Fund, Cortland Trust, Inc. and Short Term Income Fund, Inc. Each Central Fund is advised by Reich & Tang Asset Management, LLC ("Reich & Tang"), except for the Money Market Fund, which is advised by IXIS Advisors and subadvised by Reich & Tang. Because Loomis Sayles, IXIS Advisors and Reich & Tang are each subsidiaries of IXIS Asset Management US Group, the Fund and the Central Funds may be considered to be related companies comprising a "group of investment companies" under the Investment Company Act of 1940 (the "1940 Act").


Pursuant to such exemptive relief, the Fund may also borrow and lend money for temporary or emergency purposes directly to and from other Funds through an interfund credit facility. In addition to the Fund and the Central Funds, series of the following mutual fund groups may also be able to participate in the facility: IXIS Advisor Funds Trust I (except the CGM Advisor Targeted Equity Fund series), IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, Harris Associates Investment Trust, Loomis Sayles Funds I and Loomis Sayles Funds II. The advisers and subadvisers to these mutual funds currently include IXIS Advisors, Reich & Tang, Loomis Sayles, AEW Management and Advisors, L.P., BlackRock Investment Management, LLC ("BlackRock"), Dreman Value Management, LLC ("Dreman"), Hansberger Global Investors, Inc., Harris Associates, L.P., Vaughan Nelson Investment Management, L.P. and Westpeak Global Advisors, L.P. Each of these advisers and subadvisers (except for BlackRock and Dreman) are subsidiaries of IXIS Asset Management US Group and are thus "affiliated persons" under the 1940 Act by reason of


--------------------------------------------------------------------------------
8
being under common control by IXIS Asset Management US Group. In addition, because the Fund, and other funds, are advised by firms that are affiliated with one another, they may be considered to be related companies comprising a "group of investment companies" under the 1940 Act. The Central Funds will participate in the Credit Facility only as lenders. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and the Fund would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit the Fund. Should the Fund participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by the advisers or an affiliate. The Fund may engage in the transactions described above without further notice to shareholders.



--------------------------------------------------------------------------------
                                                                             9

                                    [GRAPHIC]




Management Team

Meet the Fund's Portfolio Managers


Loomis Sayles

Arthur Barry


Arthur Barry has served as portfolio manager of the Fund since July 2005.
Mr. Barry, Vice President of Loomis Sayles, began his investment career in 1994 and joined the firm in 2005. Prior to joining Loomis Sayles, Mr. Barry was a Senior Vice President and portfolio manager at State Street Research & Management Company from November 2003 to January 2005 and a Senior Portfolio Manager at INVESCO Capital Management from April 2001 to May 2003. Mr. Barry received a B.S. from Lehigh University and an M.B.A. from Carnegie Mellon University. He holds the designation of Chartered Financial Analyst and has over 12 years of investment management experience.


James L. Carroll

James L. Carroll has served as portfolio manager of the Fund since November 2002. Mr. Carroll, Vice President of Loomis Sayles, began his investment career in 1974 and joined the firm in 1996. Mr. Carroll received a B.A. and an M.B.A. from Wayne State University. He holds the designation of Chartered Financial Analyst and has over 32 years of investment experience.

Warren N. Koontz

Warren N. Koontz has served as portfolio manager of the Fund since June 2000. Mr. Koontz, Vice President of Loomis Sayles, began his investment career in 1984 and joined Loomis Sayles in 1995. Mr. Koontz received a B.S. and an M.B.A. from The Ohio State University. He holds the designation of Chartered Financial Analyst and has over 23 years of investment experience.

Please see the Fund's Statement of Additional Information ("SAI") for information on Portfolio Manager compensation, other accounts under management by the Portfolio Managers and the Portfolio Managers' ownership of securities in the Fund.

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10

                                    [GRAPHIC]




Fund Services
It's Easy to Open an Account

 To Open an Account with IXIS Advisor Funds:

1.Read this Prospectus carefully. Except to the extent otherwise permitted by the Distributor, the Fund will only accept accounts from U.S. citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

2.Read the following eligibility and minimum investment requirements to determine if you may purchase Class Y shares.

Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:
    . Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:
    . Wrap Fee Programs of certain broker-dealers, the adviser(s) or the Distributor. Such wrap fee programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer is responsible for transmitting to its customer a schedule of fees and other information regarding any such conditions.
    . Retirement Plans such as 401(a), 401(k), 457 or 403(b) plans.

    . Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the Retirement Plans invested in the Fund as set forth above.
    . Service Accounts through an omnibus account by investment advisers, financial planners, broker-dealers or other intermediaries who have entered into a service agreement with the Fund. A fee may be charged to shareholders purchasing through a service account if they effect transactions through such parties and they should contact such parties regarding information about such fees.


At the discretion of Loomis Sayles, employees and clients of Loomis Sayles may purchase Class Y shares of the Funds below the stated minimums. In addition, at the discretion of IXIS Advisors, clients of IXIS Advisors and its affiliates may also purchase Class Y shares of the Funds below the stated minimums.

Additionally, the following accounts may purchase Class Y shares with no initial or subsequent investment minimum:
    . Insurance Company Accounts of New England Financial, Metropolitan Life
      Insurance Company ("MetLife") or their affiliates.
    . Deferred Compensation Plan Accounts of New England Life Insurance Company
      ("NELICO"), MetLife or their affiliates ("Deferred Compensation
      Accounts").
    . Separate Accounts of New England Financial, MetLife or their affiliates.

3.You should contact IXIS Advisor Funds at 800-225-5478 for an application or if you have any questions about purchasing Fund shares.

4.Use the sections of this Prospectus that follow as your guide for purchasing shares.

 Certificates

Certificates will not be issued for any class of shares.

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                                                                             11

                                    [GRAPHIC]




Fund Services
Buying Shares


                                    Opening an Account                              Adding to an Account
 Through Your Investment Dealer
                      . Call your investment dealer for information about opening or adding to an account.
                        Dealers may also charge you a processing or service fee in connection with the purchase of fund shares.
 By Mail
                      . Make out a check in U.S. dollars for the       . Make out a check in U.S. dollars for the
                        investment amount, payable to "IXIS              investment amount, payable to "IXIS
 [GRAPHIC]              Advisor Funds." Third party checks,              Advisor Funds." Third party checks,
                        "starter" checks and credit card                 "starter" checks and credit card
                        convenience checks will not be accepted.         convenience checks will not be accepted.
                      . Mail the check with your completed             . Complete the investment slip from an
                        application to IXIS Advisor Funds, P.O.          account statement or include a letter
                        Box 219579, Kansas City, MO 64121-               specifying the Fund name, your class of
                        9579.                                            shares, your account number and the
                      . Shares purchased by check may not be             registered account name(s).
                        available immediately for redemption. See      . Shares purchased by check may not be
                        the section "Selling restrictions."              available immediately for redemption. See
                                                                         the section "Selling Restrictions."
 By Exchange (See the section "Exchanging Shares" for more details.)
                      . Call your investment dealer, or IXIS           . Call your investment dealer or IXIS
                        Advisor Funds at 800-225-5778, to                Advisor Funds at 800-225-5478 to request
 [GRAPHIC]              1) obtain a current prospectus for the Fund      an exchange.
                        into which you are exchanging, and
                        2) request an exchange.
 By Wire
                      . Mail your completed application to IXIS        . Instruct your bank to transfer funds to
                        Advisors Funds, P.O. Box 219579, Kansas          State Street Bank & Trust Company, ABA
 [GRAPHIC]              City, MO 64121-9579.                             #011000028, and DDA #99011538.
                      . Call IXIS Advisor Funds to obtain an           . Specify the Fund name, your class of
                        account number and wire transfer                 shares, your account number and the
                        instructions. Your bank may charge you           registered account name(s). Your bank
                        for such a transfer.                             may charge you for such a transfer.
 Through Automated Clearing House ("ACH")
                      . Although you cannot open an account            . Call IXIS Advisor Funds at 800-225-5478
                        through ACH, you may add this feature by         or visit www.ixisadvisorfunds.com to add
 [GRAPHIC]              selecting it on your account application.        shares to your account through ACH.
                      . Ask your bank or credit union whether it is    . If you have not signed up for the ACH
                        a member of the ACH system.                      system, please call IXIS Advisor Funds or
                                                                         visit www.ixisadvisorfunds.com for a
                                                                         Service Options Form. A medallion
                                                                         signature guarantee may be required to add
                                                                         this privilege.
                                                                       . Shares purchased through ACH may not
                                                                         be available immediately for redemption.
                                                                         See the section "Selling Restrictions."


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12

                                    [GRAPHIC]




Fund Services
Selling Shares

                      To Sell Some or All of Your Shares
Certain restrictions may apply. Investments made by check or through ACH may not be available immediately for redemption. See the section "Restrictions on Buying, Selling and Exchanging Shares."


 Through Your Investment Dealer
                     . Call your investment dealer for information. Dealers may also charge you a processing or service fee in connection with the redemption of fund shares.
 By Mail
                     . Write a letter to request a redemption. Specify the name of your fund, class of shares, account number, the exact registered account name(s), the number of shares or the dollar amount to be
 [GRAPHIC]             redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section "Selling Shares in Writing."
                     . The request must be signed by all of the owners of the shares and must include the capacity in which they are signing, if appropriate.
                     . Mail your request by regular mail to IXIS Advisor Funds, P.O. Box 219579, Kansas City, MO
                       64121-9579 or by registered, express or certified mail to IXIS Advisor Funds, 330 West 9th
                       Street, Kansas City, MO 64105-1514.
                     . Your proceeds will be delivered by the method chosen in your letter. Proceeds delivered by mail will generally be mailed to you within three business days after the request is received in good order.
 By Exchange (See the section "Exchanging Shares" for more details.)
                     . Obtain a current prospectus for the fund into which you are exchanging by calling your investment dealer or IXIS Advisor Funds at 800-225-5478.
 [GRAPHIC]           . Call IXIS Advisor Funds to request an exchange.


 By Wire
                     . Complete the "Bank Information" section on your account application.
                     . Call IXIS Advisor Funds at 800-225-5478 or indicate in your redemption request letter (see
 [GRAPHIC]             above) that you wish to have your proceeds wired to your bank.
                     . Proceeds will generally be wired on the next business day. A wire fee will be deducted from the proceeds. Your bank may charge you a fee to receive the wire.
 Through Automated Clearing House
                     . Ask your bank or credit union whether it is a member of the ACH system.
                     . Complete the "Bank Information" section on your account application.
 [GRAPHIC]           . If you have not signed up for the ACH system on your application, please call IXIS Advisor
                       Funds at 800-225-5478 for a Service Options Form. A medallion signature guarantee may be required to add this privilege.
                     . Call IXIS Advisor Funds to request an ACH redemption.
                     . Proceeds will generally arrive at your bank within three business days.
 By Telephone
                     . Call IXIS Advisor Funds at 800-225-5478 to choose the method you wish to use to redeem your shares. You may receive your proceeds by mail, by wire or through ACH (see above). Subject to
 [GRAPHIC]             certain restrictions. See the section "Selling Shares in Writing."




--------------------------------------------------------------------------------
                                                                             13

                                    [GRAPHIC]



Fund Services
Selling Shares in Writing

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a medallion signature guarantee or additional documentation.

A medallion signature guarantee protects you against fraudulent orders and is necessary if:

.. your address of record has been changed within the past 30 days;

.. you are selling more than $100,000 worth of shares and you are requesting the proceeds by check;
.. a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s); or .. the proceeds are sent by check, wire, or in some circumstances ACH to a bank account whose owner(s) do not match the owner(s) of the fund account.

A notary public cannot provide a medallion signature guarantee. The Fund will only accept medallion signature guarantees bearing the STAMP2000 Medallion imprint. A medallion signature guarantee can be obtained from one of the following sources:
.. a financial representative or securities dealer;
.. a federal savings bank, cooperative, or other type of bank;
.. a savings and loan or other thrift institution;
.. a credit union; or
.. a securities exchange or clearing agency.

In some situations additional documentation may be necessary. Please contact your financial representative or IXIS Advisor Funds regarding documentation requirements.

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14

                                    [GRAPHIC]




Fund Services
Exchanging Shares


You may exchange Class Y shares of your Fund, subject to minimum investment requirements, for Class Y shares of any IXIS Advisor Fund that offers Class Y shares, for Institutional Class shares of any series of Loomis Sayles Funds that offers Institutional Class shares or for Class A shares of the Money Market Fund subject to certain restrictions noted below. The exchange must be for the minimum to open an account or the total net asset value of your account, whichever is less. All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. For federal income tax purposes, an exchange of fund shares for shares of another fund is generally treated as a sale on which gain or loss may be recognized. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Before requesting an exchange into any other fund, please read its prospectus carefully. Please refer to the SAI for more detailed information on exchanging Fund shares.

Restrictions on Buying, Selling and Exchanging Shares

Frequent purchases and redemptions of Fund shares by shareholders may present certain risks for other shareholders in the Fund. This includes the risk of diluting the value of Fund shares held by long-term shareholders, interfering with the efficient management of a Fund's portfolio, and increasing brokerage and administrative costs. Funds investing in securities that require special valuation processes (such as foreign securities, high yield securities, or small cap securities) may also have increased exposure to these risks. The Fund discourages excessive, short-term trading that may be detrimental to the Fund and its shareholders. The Fund's Board of Trustees has adopted the following policies with respect to frequent purchases and redemptions of Fund shares.

The Fund reserves the right to suspend or change the terms of purchasing or exchanging shares. The Fund and the Distributor reserve the right to refuse or limit any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund's other shareholders or possibly disruptive to the management of the Fund.

Limits on Frequent Trading. Without limiting the right of the Fund and the Distributor to refuse any purchase or exchange order, the Fund and the Distributor may (but are not obligated to) restrict purchases and exchanges for the accounts of "market timers." With respect to exchanges, an account may be deemed to be one of a market timer if (i) more than two exchange purchases of any Fund are made for the account over a 90-day interval as determined by the Fund; or (ii) the account makes one or more exchange purchases of any Fund over a 90-day interval as determined by the Fund in an aggregate amount in excess of 1% of the Fund's total net assets. With respect to new purchases of a Fund, an account may be deemed to be one of a market timer if (i) more than twice over a 90-day interval as determined by the Fund, there is a purchase in a Fund followed by a subsequent redemption; or (ii) there are two purchases into a Fund by an account, each followed by a subsequent redemption over a 90-day interval as determined by the Fund in an aggregate amount in excess of 1% of the Fund's total net assets. The preceding are not exclusive lists of activities that the Fund and the Distributor may consider to be "market timing."

Notwithstanding the above, certain financial intermediaries, such as retirement plan administrators, may monitor and restrict the frequency of purchase and redemption transactions in a manner different from that described above. The policies of these intermediaries may be more or less restrictive than the generally applicable policies described above. Please contact your financial representative for additional information regarding their policies for limiting the frequent trading of fund shares.

Trade Activity Monitoring. Trading activity is monitored selectively on a daily basis in an effort to detect excessive short-term trading activities. If the Fund or the Distributor believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, the Fund or the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Fund and the Distributor seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Fund and the Distributor also reserve the right to notify financial intermediaries of your trading activity. Because the Fund and the Distributor will not always be able to detect market timing activity, investors should not assume the Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund. For example, the ability of the Fund and the Distributor to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the record of the Fund's underlying beneficial owners.

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                                                                             15

                                    [GRAPHIC]




Fund Services
Restrictions on Buying, Selling and Exchanging Shares (continued)

 Purchase Restrictions

The Fund is required by federal regulations to obtain certain personal information from you and to use that information to verify your identity. The Fund may not be able to open your account if the requested information is not provided. The Fund reserves the right to refuse to open an account, close an account and redeem your shares at the then current price or take other such steps that the Fund deems necessary to comply with federal regulations if your identity cannot be verified.

 Selling Restrictions


The table below describes restrictions placed on selling shares of the Fund described in this Prospectus:


               Restriction              Situation
               The Fund may suspend     . When the New York
               the right of redemption    Stock Exchange (the
               or postpone payment for    "Exchange") is closed
               more than 7 days:          (other than a
                                          weekend/holiday)
                                        . During an emergency
                                        . During any other
                                          period permitted by
                                          the SEC
               The Fund reserves the    . With a notice of a
               right to suspend           dispute between
               account services or        registered owners or
               refuse transaction         death of a registered
               requests:                  owner.
                                        . With
                                          suspicion/evidence of
                                          a fraudulent act
               The Fund may pay the     . When it is detrimental
               redemption price in        for the Fund to make
               whole or in part by a      cash payments as
               distribution in kind of    determined in the sole
               readily marketable         discretion of the
               securities in lieu of      adviser
               cash or may take up to
               7 days to pay a
               redemption request in
               order to raise capital:
               The Fund may withhold    . When redemptions are
               redemption proceeds for    made within 10
               10 days:                   calendar days of
                                          purchase by check or
                                          ACH
If you hold certificates representing your shares, they must be sent with your request for it to be honored. It is recommended that certificates be sent by registered mail.

Although most redemptions are made in cash, as described in the SAI, the Fund reserves the right to redeem shares in kind.

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16

                                    [GRAPHIC]




Fund Services
How Fund Shares Are Priced

"Net asset value" is the price of one share of the Fund without a sales charge, and is calculated each business day using this formula:


Net Asset Value = Total market value of securities + Cash and other assets - Liabilities
                  -------------------------------------------------
                            Number of outstanding shares

The net asset value of Fund shares is determined according to this schedule:

.. A share's net asset value is determined at the close of regular trading on the Exchange on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time. Generally, the Fund's shares will not be priced on the days on which the Exchange is closed for trading. However, in the adviser's discretion, the Fund's shares may be priced on a day the Exchange is closed for trading if the adviser in its discretion determines that there has been enough trading in the Fund's portfolio securities to materially affect the net asset value of the Fund's shares. This may occur, for example, if the Exchange is closed but the NASDAQ Stock Market is open for trading. In addition, the Fund's shares will not be priced on the holidays listed in the SAI. See the section "Net Asset Value and Public Offering Price" in the SAI for more details.

.. The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated (plus or minus applicable sales charges as described earlier in this Prospectus) after your order is received "in good order."
.. Requests received by the Fund after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open.*
.. A Fund significantly invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.
* Under limited circumstances, the Distributor may enter into contractual agreements pursuant to which orders received by your investment dealer before the close of the Exchange and transmitted to the Fund prior to 9:30 a.m. on the next business day are processed at the net asset value determined on the day the order was received by your investment dealer.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in the sections "Buying Shares" and "Selling Shares."

Generally, Fund securities are valued as follows:
.. Equity securities -- market price or as provided by a pricing service if market price is unavailable.
.. Debt securities (other than short-term obligations) -- based upon pricing service valuations, which determine valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

.. Short-term obligations (purchased with an original or remaining maturity of 60 days or less) -- amortized cost (which approximates market value).

.. Securities traded on foreign exchanges -- market price on the foreign exchange, unless the Fund believes that an occurrence after the close of that exchange will materially affect the security's value. In that case, the security may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing its securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time the Fund's net asset value is calculated.

.. Options -- last sale price, or if not available, last offering price.

.. Futures -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or pursuant to procedures approved by the Board of Trustees.

.. All other securities -- fair market value as determined by the adviser of the Fund pursuant to procedures approved by the Board of Trustees.

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                                                                             17

                                    [GRAPHIC]




Fund Services
How Fund Shares Are Priced (continued)


As described above, if market prices are not readily available for a security, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value (which is the amount that the Fund might reasonably expect to receive from a current sale of the security in the ordinary course of business). The Fund may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund's net asset value may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Dividends and Distributions

The Fund generally distributes most or all of its net investment income (other than capital gains) in the form of dividends. The Fund generally declares and pays dividends annually. The Fund expects to distribute substantially all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. To the extent permitted by law, the Fund may adopt a different schedule as long as payments are made at least annually.

Distributions will automatically be reinvested in shares of the same class of the distributing Fund at net asset value, unless you select one of the following alternatives:

    . Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional Class Y shares of the Fund, or in Class Y shares of another IXIS Advisor Fund.

    .  Receive all distributions in cash.

For more information or to change your distribution option, contact IXIS Advisor Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from an IXIS Advisor Fund held in a non-retirement plan account, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. This information will also be reported to the Internal Revenue Service. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

Tax Consequences

Except where noted, the discussion below addresses only the U.S. Federal income tax consequences of an investment in the Fund and does not address any foreign, state or local tax consequences.

The Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code necessary to qualify for treatment as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.


Taxation of Distributions from the Fund. Distributions derived from net short-term capital gains, i.e., gains from investments that the Fund held one year or less, or investment income (other than exempt interest dividends) are generally taxable at ordinary income rates. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year that are designated by the Fund as capital gain dividends ("Capital Gain Dividends") will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Fund shares. For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. Income generated by investments in fixed income securities and REITs is generally not eligible for treatment as qualified dividend income.


--------------------------------------------------------------------------------
18

Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). Such distributions are likely to occur in respect of shares purchased at a time when the relevant Fund's net asset value reflects gains that are either unrealized or realized but not distributed. Fund distributions paid to you are taxable whether you receive them in cash or reinvest them in additional shares. Distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws generally will not be taxable.


For taxable years beginning on or before December 31, 2010, long-term capital gain rates applicable to individuals have been temporarily reduced to, in general 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets. For more information, see the SAI under "Income Dividends, Capital Gain Distributions and Tax Status."

Dividends and distributions declared by the Fund in October, November or December of one year and paid in January of the next taxable year generally are taxable in the year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Sales or Exchanges of Fund Shares. The redemption, sale or exchange of the Fund's shares (including an exchange of Fund shares for shares of another IXIS Advisor Fund or Loomis Sayles Fund) is a taxable event and may result in the recognition of a gain or loss. Gain or loss, if any, recognized on the redemption, sale, exchange or other disposition of the Fund's shares will be taxed as a long-term capital gain or loss if the shares are capital assets in the shareholder's hands and if the shareholder held the shares for more than one year.

Taxation of Certain Investments. The Fund's investments in foreign securities may be subject to foreign withholding and other taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund's investments in foreign securities may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions. Because the Fund invests in foreign securities, shareholders should consult their tax advisers about consequences of their investments under foreign laws.

Non-U.S. Shareholders. In general, dividends (other than Capital Gain Dividends) paid to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). Although, effective for taxable years of the Fund beginning before January 1, 2008, the Fund generally will not be required to withhold any amounts with respect to certain properly designated distributions of certain interest income and short-term capital gains. The Fund does not intend to make such designations.

Effective in respect of dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of U.S. real property interests will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Backup Withholding. The Fund is also required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) who does not furnish the Fund certain information and certifications or who is otherwise subject to backup withholding. The backup withholding tax rate is 28% for amounts paid on or before December 31, 2010 and will be 31% for amounts paid after December 31, 2010. Backup withholding will not, however, be applied to payment that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.


You should consult your tax adviser for more information on your own situation, including possible federal, state or local taxes.

Compensation to Securities Dealers

The Distributor and its affiliates may, out of their own resources, make payments to dealers and other financial intermediaries that satisfy certain criteria established from time to time by the Distributor. Payments may vary based on sales, the amount of assets a dealer's or intermediary's clients have invested in the Fund, and other factors. These payments may also take the form of sponsorship of informational meetings or payments for attendance by persons associated with a dealer or intermediary at informational meetings. The Distributor and its affiliates may also make payments for recordkeeping and other transfer agency-related services to dealers and intermediaries that sell Fund shares.

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                                                                             19

                                    [GRAPHIC]




Fund Services
Compensation to Securities Dealers (continued)


The payments described in this section, which may be significant to the dealers and the financial intermediaries, may create an incentive for a dealer or financial intermediary or their representatives to recommend or sell shares of a particular Fund or share class over other mutual funds or share classes. Additionally, these payments may result in the Fund's inclusion on a sales list, including a preferred or select sales list, or in other sales programs. Please see the SAI for additional information about payments made by the Distributor and its affiliates to dealers and intermediaries. Please also contact your dealer or financial intermediary for details about payments it may receive.

--------------------------------------------------------------------------------
20

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--------------------------------------------------------------------------------
                                                                             21

                                    [GRAPHIC]



Financial Performance


The financial highlights tables are intended to help you understand the Fund's financial performance for the last five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Institutional Class shares of the Fund were redesignated as Class Y shares on June 1, 2007. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report to shareholders. The annual report is incorporated by reference into the SAI, both of which are available free of charge upon request from the Distributor.



                     Income (loss) from investment operations      Less distributions
                     ---------------------------------------  ---------------------------

          Net asset
            value,                                              Dividends    Distributions
          beginning     Net        Net realized   Total from       from        from net
              of     investment   and unrealized  investment  net investment   realized        Total     Redemption
          the period income(c)     gain (loss)    operations      income     capital gains distributions    fee
          ---------- ----------   --------------  ----------  -------------- ------------- ------------- ----------

Value Fund
Class Y*
9/30/2006   $18.72     $0.22          $ 3.17        $ 3.39        $(0.27)       $(0.79)       $(1.06)       $--
9/30/2005    15.95      0.20            2.83          3.03         (0.26)           --         (0.26)        --
9/30/2004    13.52      0.21            2.39          2.60         (0.17)           --         (0.17)        --
9/30/2003    11.17      0.15            2.29          2.44         (0.09)           --         (0.09)        --
9/30/2002    13.90      0.13           (2.42)        (2.29)        (0.16)        (0.28)        (0.44)        --



* Prior to June 1, 2007, the Fund offered Institutional Class Shares, which were registered as Class Y Shares on that date.
(a)Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.

(b)The adviser has agreed to waive/reimburse a portion of the Fund's expenses during the period. Without this waiver/reimbursement the Fund's ratio of operating expenses would have been higher.
(c)Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



--------------------------------------------------------------------------------
22

                                    Ratios to average net assets
                                    ----------------------------

      Net asset         Net assets,                      Net
        value,   Total    end of      Net     Gross   investment Portfolio
        end of   return the period  expenses expenses   income   turnover
      the period (%)(a)   (000's)    (%)(b)    (%)       (%)     rate (%)
      ---------- ------ ----------- -------- -------- ---------- ---------

        $21.05    18.9    $71,147     0.85     0.91      1.13       36
         18.72    19.2     37,255     0.85     0.92      1.13       34
         15.95    19.4     33,563     0.85     0.93      1.38       47
         13.52    22.0     37,959     0.85     0.92      1.23       56
         11.17   (17.2)    33,025     0.85     0.90      0.90       66

--------------------------------------------------------------------------------
                                                                             23

Glossary of Terms

Capital gain distributions -- Payments to the Fund's shareholders of net profits earned from selling securities in the Fund's portfolio. Capital gain distributions are usually paid once a year.

Credit rating -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's Rating Service, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Fitch Investors Services, Inc. ("Fitch"). Bonds with a credit rating of BBB or higher by S&P or Fitch, or Baa or higher by Moody's, are generally considered investment grade.

Derivative -- A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Diversification -- The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

Duration -- An estimate of how much a bond's price fluctuates with changes in comparable interest rates.

Earnings growth -- A pattern of increasing rates of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

Fundamental analysis -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Growth investing -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

Income distributions -- Payments to the Fund's shareholders resulting from the net interest or dividend income earned by the Fund's portfolio.

Inflation -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

Interest rate -- Rate of interest charged for the use of money, usually expressed at an annual rate.

Market capitalization -- Market price multiplied by number of shares outstanding. Whether a company is considered a "large," "medium" or "small" capitalization company for any particular Fund will depend upon the company's market capitalization at the time of measurement and the index being used and/or the guidelines used by the portfolio manager.

Maturity -- The final date on which the payment of a debt instrument (e.g., bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

Net assets -- The Fund's assets minus its liabilities. With respect to Funds that have a policy to invest 80% of their net assets in particular kinds of securities, "net assets" as used in such policies means net assets plus borrowings made for investment purposes.


Net asset value (NAV) per share -- The market value of one share of the Fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing the Fund's total net assets by the number of shares.

Price-to-book value ratio -- Current market price of a stock divided by its book value. Some firms use the inverse ratio for this calculation (i.e., book-to-price ratio).


Rule 144A securities -- Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless a manager has determined, under guidelines established by the Fund's trustees, that a particular issue of Rule 144A securities is liquid.

Target price -- Price that an investor is hoping a stock he or she has just bought will rise to within a specified period of time. An investor may buy XYZ at $20, with a target price of $40 in one year's time, for instance.

Technical analysis -- The research into the demand and supply for securities, options, mutual funds and commodities based on trading volume and price studies. Technical analysis uses charts or computer programs to identify and project price trends in a market, security, mutual fund or futures contract.

--------------------------------------------------------------------------------
24

Total return -- The change in value of an investment in the Fund over a specific time period expressed as a percentage. Total returns assume all distributions are reinvested in additional shares of the Fund.

Value investing -- A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

Volatility -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

Yield -- The rate at which the Fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.


Yield-to-maturity -- The concept used to determine the rate of return an investor will receive if a long-term, interest bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.


--------------------------------------------------------------------------------
                                                                             25

If you would like more information about the Fund, the following documents are available free upon request:
   Annual and Semiannual Reports -- Provide additional information about the Fund's investments. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI) -- Provides more detailed information about the Fund and its investment limitations and policies. The SAI has been filed with the SEC and is incorporated into this Prospectus by reference.

 To order a free copy of the Fund's annual or semiannual report or its SAI, to request other information about the Fund and to make shareholder inquiries generally, contact your financial representative, or the Fund at:
                   IXIS Asset Management Distributors, L.P.,
                     399 Boylston Street, Boston, MA 02116
                            Telephone: 800-225-5478
 The Fund's annual and semiannual reports and SAI are available on the Fund's website at:
                           www.ixisadvisorfunds.com
         Important Notice Regarding Delivery of Shareholder Documents:
In our continuing effort to reduce your fund's expenses and the amount of mail that you receive from us, we will combine mailings of prospectuses, annual or semiannual reports and proxy statements to your household.

 If more than one family member in your household owns the same fund or funds described in a single prospectus, report or proxy statement, you will receive one mailing unless you request otherwise. Additional copies of our prospectuses, reports or proxy statements may be obtained at any time by calling 800-225-5478. If you are currently receiving multiple mailings to your household and would like to receive only one mailing or if you wish to receive separate mailings for each member of your household in the future, please call us at the telephone number listed above and we will resume separate mailings within 30 days of your request.

   Your financial representative or IXIS Advisor Funds will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Fund, including its reports and SAI, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Text-only copies of the Fund's reports and SAI are available free from the EDGAR Database on the SEC's Internet site at: www.sec.gov.
  Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section,
                         Washington, D.C. 20549-0102.


 Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.


Portfolio Holdings -- A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.


IXIS Asset Management Distributors, L.P. ("IXIS Distributors"), and other firms selling shares of IXIS Advisor Funds are members of the National Association of
  Securities Dealers, Inc. ("NASD"). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting the
      NASD at 1-800-289-9999 or by visiting its Web site at www.NASD.com.


                  (Investment Company Act File No. 811-06241)


 IXIS Distributors distributes the IXIS Advisor Funds and Loomis Sayles Funds.
      If you have a complaint concerning IXIS Distributors or any of its representatives or associated persons, please direct it to IXIS Asset
   Management Distributors, L.P., Attn: Director of Compliance, 399 Boylston
             Street, Boston, MA 02116 or call us at 617-449-2828.

--------------------------------------------------------------------------------


                                  YLV51-0607

[LOGO OF IXIS ADVISOR FUNDS]

STATEMENT OF ADDITIONAL INFORMATION

June 1, 2007

LOOMIS SAYLES FUNDS II

Loomis Sayles Value Fund

This Statement of Additional Information (the "Statement") contains information which may be useful to investors but which is not included in the Prospectuses of the series of Loomis Sayles Funds II listed above (the "Fund"). This Statement is not a prospectus and is authorized for distribution only when accompanied or preceded by the Loomis Sayles Value Fund Class A, B and C Prospectus or the Loomis Sayles Value Fund Class Y Prospectus, each dated
June 1, 2007, as from time to time revised or supplemented (the "Prospectus" or "Prospectuses"). Investors may obtain the Prospectuses without charge from IXIS Advisor Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by calling IXIS Advisor Funds at 800-225-5478 or by visiting the Fund's website at www.ixisadvisorfunds.com.


The Fund's financial statements and accompanying notes that appear in the Fund's annual report are incorporated by reference into this statement. The Fund's annual and semiannual reports contain additional performance information and are available upon request and without charge by calling 800-225-5478 or by visiting the Fund's website at www.ixisadvisorfunds.com.

                               TABLE OF CONTENTS


INVESTMENT RESTRICTIONS....................................................  3
FUND CHARGES AND EXPENSES..................................................  4
INVESTMENT STRATEGIES AND RELATED RISKS....................................  5
TEMPORARY DEFENSIVE POSTIONS...............................................  9
PORTFOLIO TURNOVER.........................................................  9
PORTFOLIO HOLDINGS INFORMATION.............................................  9
MANAGEMENT OF THE TRUST.................................................... 10
OWNERSHIP OF FUND SHARES................................................... 18
INVESTMENT ADVISORY AND OTHER SERVICES..................................... 19
PORTFOLIO MANAGEMENT INFORMATION........................................... 25
PORTFOLIO TRANSACTIONS AND BROKERAGE....................................... 27
DESCRIPTION OF THE TRUST................................................... 30
VOTING RIGHTS.............................................................. 31
SHAREHOLDER AND TRUSTEE LIABILITY.......................................... 32
HOW TO BUY SHARES.......................................................... 33
REDEMPTIONS................................................................ 33
SHAREHOLDER SERVICES....................................................... 35
NET ASSET VALUE............................................................ 41
REDUCED SALES CHARGES...................................................... 42
TAXES...................................................................... 45
PERFORMANCE INFORMATION.................................................... 51
FINANCIAL STATEMENTS....................................................... 51



                                                                     XLV33-0607

                            INVESTMENT RESTRICTIONS

   The following is a description of restrictions on the investments to be made by the Fund. The restrictions marked with an asterisk (*) are fundamental policies that may not be changed without the vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")). The other restrictions set forth below are not fundamental policies and may be changed by the Trust's Board of Trustees. The percentages set forth below and the percentage limitations set forth in the Prospectus apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

The Fund may not:

   (1) Invest in companies for the purpose of exercising control or management.

   *(2) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

   *(3) Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent the Fund from engaging in transactions in futures contracts relating to securities indices, interest rates or financial instruments or options, or from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

   *(4) Make loans, except that the Fund may lend its portfolio securities to the extent permitted under the 1940 Act. (For purposes of this investment restriction, neither (i) entering into repurchase agreements nor (ii) purchasing debt obligations in which the Fund may invest consistent with its investment policies is considered the making of a loan.)

   (5) With respect to 75% of its assets, purchase any security (other than U.S. Government securities) if, as a result, more than 5% of the Fund's assets (taken at current value) would then be invested in securities of a single issuer.

   (6) With respect to 75% of its assets, acquire more than 10% of the outstanding voting securities of an issuer.

   (7) Pledge, mortgage, hypothecate or otherwise encumber any of its assets, except that the Fund may pledge assets having a value not exceeding 10% of its assets to secure borrowings permitted by restrictions
         (9) and (10) below. (For purposes of this restriction, collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.)

   *(8) Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund's assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries).

   *(9)  Borrow money, except to the extent permitted under the 1940 Act.

   (10) Borrow money in excess of 20% of its net assets, nor borrow any money except as a temporary measure for extraordinary or emergency purposes.

   (11) Purchase securities on margin (except such short term credits as are necessary for clearance of transactions) or make short sales (except where, by virtue of ownership of other securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold).

   (12) Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with Loomis, Sayles &

         Company, L.P. ("Loomis Sayles") or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)


   (13) Purchase any illiquid security, including any security that is not readily marketable, if, as a result, more than 15% of the Fund's net assets (based on current value) would then be invested in such securities.

   (14) Write or purchase puts, calls, or combinations of both, except that the Fund may (i) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (ii) purchase and sell put and call options on securities, and (iii) write, purchase and sell put and call options on currencies and enter into currency forward contracts.

   *(15) Issue senior securities. (For purposes of this restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (7) above; any borrowing permitted by restrictions (9) and (10) above; any collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts, or options on futures contracts.)

   The Fund intends, based on the views of the SEC, to restrict its investments in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to the percentage permitted by restriction
(13) above.

   For purposes of the foregoing restrictions, the Fund does not consider a swap contract on one or more securities, indices, currencies or interest rates to be a commodity or a commodity contract, nor, consistent with the position of the staff of the SEC, does the Fund consider such swap contracts to involve the issuance of a senior security, provided the Fund designates on its records or segregates with its custodian liquid assets (marked to market on a daily basis) sufficient to meet its obligations under such contracts.

                           FUND CHARGES AND EXPENSES

ADVISORY FEES

   Pursuant to an advisory agreement dated October 30, 2000, Loomis, Sayles & Company, L.P. ("Loomis Sayles") has agreed, subject to the supervision of the Board of Trustees of the Trust, to manage the investment and reinvestment of the assets of the Fund and to provide a range of administrative services to the Fund.

   For the services described in the advisory agreement, the Fund has agreed to pay Loomis Sayles an advisory fee at the annual rate of 0.50% of the Fund's average daily net assets.

   The following table shows the total advisory fees paid by the Fund for the last three fiscal years:

LOOMIS SAYLES VALUE FUND
                                                    09/30/04 09/30/05 09/30/06
                                                    -------- -------- --------

Loomis Sayles
   Fee Earned                                       $191,851 $175,567 $222,326
   Fee Waived                                       $ 29,514 $ 26,275 $ 12,894*
   Total Paid                                       $162,337 $149,292 $209,432
--------
* In addition to the waiver of management fees, $14,443 of class level and other expenses have been reimbursed for the Fund for the fiscal year ended September 30, 2006.

   Loomis Sayles has given a binding undertaking to the Fund to reduce its advisory fee, and if necessary, to bear certain expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expense, associated with the Fund, to the extent necessary to limit the Fund's expenses to the annual rates of 1.10%, 1.85%, 1.85% and 0.85% of the average daily net assets of Class A, Class B, Class C and Class Y shares, respectively. The undertaking is in effect through January 31, 2008, and is reevaluated on an annual basis. Loomis Sayles will be permitted to recover, on a class by class basis, expenses it has borne through the undertaking described above to the extent the Fund's expenses in later periods fall below the annual rate set forth in the relevant undertaking. The Fund will not be obligated to pay any such deferred fees more than one year after the end of the fiscal year in which the fee was deferred.

SALES CHARGES AND 12B-1 FEES


   As explained in "Distribution and 12b-1 Plans" in the section "Investment Advisory and Other Services," the Class A, Class B and Class C shares of the Fund pay IXIS Asset Management Distributors, L.P. (the "Distributor") fees under plans adopted pursuant to Rule 12b-1 under the 1940 Act. The Fund's Class B and Class C commenced operations on June 1, 2007 and thus have not paid any Rule 12b-1 fees as of the date of this SAI.


   The Fund's Retail Class shares were redesignated as Class A shares effective June 1, 2007. During the fiscal year ended September 30, 2006, the Fund's Retail Class paid $65 under its Plan adopted pursuant to Rule 12b-1.

                    INVESTMENT STRATEGIES AND RELATED RISKS

   The following is a list of certain investment strategies, including particular types of securities or instruments or specific practices that may be used by Loomis Sayles in managing the Fund. The Fund's primary strategies are detailed in its Prospectus. The list of securities or other instruments under each category below is not intended to be an exclusive list of securities, instruments and practices for investment, and unless a strategy, practice or security is specifically prohibited by the investment restrictions listed in the prospectus, under "Investment Restrictions" above, or under applicable law, the Fund may engage in each of the strategies and invest in each security and instrument listed below. Loomis Sayles may invest in a general category listed below and, where applicable, with particular emphasis on a certain type of security, but investment is not limited to the categories listed below or the securities specifically enumerated under each category. Loomis Sayles may invest in some securities under a given category as a primary strategy and in other securities under the same category as a secondary strategy. However, the Fund is not required to engage in a particular transaction or invest in any security or instrument even if to do so might benefit the Fund.


Fund                             Securities                  Practices
----                      -------------------------  -------------------------
Loomis Sayles Value Fund  Equity Securities          Temporary Defensive
                          (Warrants, Convertible     Positions, Securities
                          Securities, REITs, 144A    Lending, Repurchase
                          Securities, Investment     Agreements
                          Companies)
                          Foreign Securities
                          (Emerging Markets)


TYPES OF SECURITIES

Common Stocks and Other Equity Securities

   Common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and similar securities, together called "equity securities," are generally volatile and more risky than some other forms of investment. Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies and than the broad equity market indices generally. Common stock and other equity securities may take the form of stock in corporations, partnership interests, interests in limited liability companies and other direct or indirect interests in business organizations.

   Growth stocks of companies that Loomis Sayles believes have earnings that will grow faster than the economy as a whole are known as growth stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks. As a result, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If Loomis Sayles' assessment of the prospects for a company's earnings growth is wrong, or if its judgment of how other investors will value the company's earnings growth is wrong, then the price of that company's stock may fall or may not approach the value that Loomis Sayles has placed on it.

   Value stocks of companies that are not expected to experience significant earnings growth, but whose stocks Loomis Sayles believes are undervalued compared to their true worth, are known as value stocks. These companies may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If Loomis Sayles' assessment of a company's prospects is wrong, or if other investors do not eventually recognize the value of the company, then the price of the company's stock may fall or may not approach the value that Loomis Sayles has placed on it. The Fund generally invests a significant portion of its assets in value stocks.


   Many stocks may have both "growth" and "value" characteristics, and for some stocks it may be unclear which category, if any, they fit into.


Convertible Securities

   Convertible securities include corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security. Convertible securities are generally subject to the same risks as non-convertible fixed income securities, but usually provide a lower yield than comparable fixed-income securities. Many convertible securities are relatively illiquid.

Emerging Markets

   Investments in foreign securities may include investments in emerging or developing countries, whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, very limited numbers of potential buyers for such securities, less developed custodial and deposit systems and delays and disruptions in securities settlement procedures.

   In determining whether to invest in securities of foreign issuers, the adviser of the Fund may consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax laws may reduce the Fund's net income available for distribution to shareholders.

Foreign Securities

   The Fund may invest in foreign securities. In addition to the risks associated with investing in securities generally, such investments present additional risks not typically associated with investments in comparable securities of U.S. issuers.

   Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of the Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because the Fund may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.

   In addition, although the Fund's income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund incurs expenses or other obligations in U.S. dollars and the time such expenses or obligations are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

   There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

Investment Companies

   Investment companies, including companies such as "iShares," "SPDRs" and "VIPERs," are essentially pools of securities. Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities, but may involve additional expenses at the investment company level, such as investment advisory fees and operating expenses. In some cases, investing in an investment company may involve the payment of a premium over the value of the assets held in that investment company's portfolio. As an investor in another investment company, the Fund will bear its ratable share of the investment company's expenses, including advisory fees, and the Fund's shareholders will bear such expenses indirectly, in addition to similar fees and expenses of the Fund.

   Despite the possibility of greater fees and expenses, investment in other investment companies may be attractive nonetheless for several reasons, especially in connection with foreign investments. Because of restrictions on direct investment by U.S. entities in certain countries, investing indirectly in such countries (by purchasing shares of another fund that is permitted to invest in such countries) may be the most practical and efficient way for the Fund to invest in such countries. In other cases, when the Fund's adviser desires to make only a relatively small investment in a particular country, investing through another fund that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country.


Money Market Instruments

   The Fund may seek to minimize risk by investing in money market instruments, which are high-quality, short-term securities. Although changes in interest rates can change the market value of a security, the Fund expects those changes to be minimal with respect to these securities, which are often purchased for defensive purposes.

   Money market obligations of foreign banks or of foreign branches or subsidiaries of U.S. banks may be subject to different risks than obligations of domestic banks, such as foreign economic, political and legal developments and the fact that different regulatory requirements apply.

Real Estate Investment Trusts ("REITs")


   REITs are pooled investment vehicles that invest primarily in either real estate or real-estate-related loans. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and failing to maintain their exemptions from registration under the 1940 Act.


   REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely-held securities.

   The Fund's investment in a REIT may require the Fund to accrue and distribute income not yet received or may result in the Fund making distributions that constitute a return of capital to Fund shareholders for federal income tax purposes. In addition, distributions by the Fund from REITs will not qualify for the corporate dividends-received deduction, or, generally, for treatment as qualified dividend income.


Repurchase Agreements

   The Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price is in excess of the purchase price and reflects an agreed-upon market interest rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at relatively low market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. government, the obligation of the seller is not guaranteed by the U.S. government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (i) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period and
(iii) inability to enforce rights and the expenses involved in the attempted enforcement.


Rule 144A Securities

   Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers pursuant to Rule 144A under the Securities Act. Investing in Rule 144A securities could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Rule 144A securities are treated as illiquid, unless the adviser has determined, under guidelines established by the Trust's Board of Trustees, that the particular issue is liquid.

Securities Lending

   The Fund may lend from its total assets in the form of its portfolio securities to broker-dealers under contracts calling for collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Fund will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral, which may include shares of a money market fund subject to any investment restrictions listed in this Statement. Under some securities lending arrangements a Fund may receive a set fee for keeping its securities available for lending. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event (as determined by the adviser) affecting the investment occurs, such loans will be called if possible, so that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodian and placement fees approved by the Board of Trustees of the Trust or persons acting pursuant to the direction of the Board.

   These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower or the party (if any) guaranteeing the loan should default on its obligation and the Fund is delayed in or prevented from recovering the collateral.

Warrants


   The Fund may invest in warrants. A warrant is an instrument that gives the holder a right to purchase a given number of shares of a particular security at a specified price until a stated expiration date. Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer.


                         TEMPORARY DEFENSIVE POSITIONS

   The Fund has the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders' capital, the adviser of the Fund may employ a temporary defensive strategy if it determines such a strategy to be warranted. Pursuant to such a defensive strategy, the Fund temporarily may hold cash (U.S. dollars, foreign currencies, or multinational currency units) and/or invest up to 100% of its assets in high-quality debt securities or money market instruments of U.S. or foreign issuers. It is impossible to predict whether, when or for how long the Fund will employ defensive strategies. The use of defensive strategies may prevent the Fund from achieving its goal.

   In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, the Fund may temporarily hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money market instruments.

                              PORTFOLIO TURNOVER

   The Fund's portfolio turnover rate for a fiscal year is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year, in each case excluding securities having maturity dates at acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund, thereby decreasing the Fund's total return. It is impossible to predict with certainty whether future portfolio turnover rates will be higher or lower than those experienced during past periods.

   Generally, the Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when an adviser believes that portfolio changes are appropriate.

                        PORTFOLIO HOLDINGS INFORMATION


   The Fund has adopted policies to limit the disclosure of confidential portfolio holdings information and to ensure equal access to such information, except in certain circumstances as approved by the Board of Trustees. Generally, portfolio holdings information will not be disclosed until it is first posted on the Fund's website at www.ixisadvisorfunds.com . Generally, full portfolio holdings information will not be posted on the Fund's website until it has been aged for at least 30 days. A list of the Fund's top 10 holdings will generally be available on a monthly basis within 5 days of month-end. Any holdings information that is released must clearly indicate the date of the information, and will state that due to active management, the Fund may or may not still invest in the securities listed. Portfolio characteristics, such as industry/sector breakdown, current yield, quality breakdown, duration, average price-earnings ratio and other similar information may be provided on a current basis. However, portfolio characteristics do not include references to specific portfolio holdings.

   The Board of Trustees has approved exceptions to the general policy on the sharing of portfolio holdings information as in the best interests of the Fund:

(1) Disclosure of portfolio holdings posted on the Fund's website, provided the information is shared no sooner than the next day following the day on which the information is posted;

(2) Disclosure to firms offering industry-wide services, provided that the firm has entered into a confidentiality agreement with the Fund, its principal underwriter or an affiliate of the Fund's principal underwriter. Entities that receive information pursuant to this exception include Lipper (monthly disclosure of full portfolio holdings, provided 5 days after month-end); Vestek (daily disclosure of full portfolio holdings, provided the next business day); and FactSet (daily disclosure of full portfolio holdings, provided the next business day);

(3) Disclosure to ADP Investor Communication Services, Inc. as part of the proxy voting recordkeeping services provided to the Fund, and to Investor Responsibility Research Center, Inc. and Glass Lewis, LLC, as part of the proxy voting administration and research services, respectively, provided to the Fund's adviser;


(4) Disclosure to employees of the Fund's adviser, principal underwriter, administrator, custodian, independent accountants and fund accounting agent, as well as to broker-dealers executing portfolio transactions for the Fund, provided that such disclosure is made for bona fide business purposes; and


(5) Other disclosures made for non-investment purposes, but only if approved in writing in advance by an officer of the Fund. Such exceptions will be reported to the Board of Trustees.

   With respect to (5) above, approval will be granted only when the officer determines that the Fund has a legitimate business reason for sharing the portfolio holdings information and the recipients are subject to a duty of confidentiality, including a duty not to trade on the information. As of the date of this Statement, the only entities that receive information pursuant to this exception are GCom2 (quarterly, or more frequently as needed, disclosure of full portfolio holdings) for the purpose of performing certain functions related to the production of the Fund's semiannual financial statements, quarterly Form N-Q filing and other related items, Electra Information Systems, Inc. (daily disclosure of full portfolio holdings) for the purpose of performing certain electronic reconciliations of portfolio holdings of the Fund and Bloomberg (daily disclosure of full portfolio holdings, provided next business day). The Fund's Board of Trustees exercises oversight of the disclosure of the Fund's portfolio holdings by reviewing, on a quarterly basis, persons or entities receiving such disclosure. Notwithstanding the above, there is no assurance that the Fund's policies on the sharing of portfolio holdings information will protect the Fund from the potential misuse of holdings by individuals or firms in possession of that information.

   In addition, any disclosures of portfolio holdings information by a Fund or its adviser must be consistent with the anti-fraud provisions of the federal securities laws, the Fund's and the adviser's fiduciary duty to shareholders, and the Fund's code of ethics. The Fund's policies expressly prohibit the sharing of portfolio holdings information if the Fund, its adviser, or any other affiliated party receives compensation or other consideration in connection with such arrangement. The term "consideration" includes any agreement to maintain assets in the Fund or in other funds or accounts managed by the Fund's adviser or by any affiliated person of the adviser.

                            MANAGEMENT OF THE TRUST

   The Fund is governed by a Board of Trustees, which is responsible for generally overseeing the conduct of Fund business and for protecting the interests of shareholders. The trustees meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund and review the Fund's performance.

Trustees and Officers

   The table below provides certain information regarding the trustees and officers of Loomis Sayles Funds Trust II. For purposes of this table and for purposes of this Statement, the term "Independent Trustee" means those trustees who are not "interested persons," as defined in the 1940 Act, of the Trust. In certain circumstances, trustees are also required to have no direct or indirect financial interest in the approval of a matter being voted on in order to be considered "independent" for the purposes of the requisite approval. For purposes of this Statement, the term "Interested Trustee" means those trustees who are "interested persons" of the Trust.

   Unless otherwise indicated, the address of all persons below is 399 Boylston Street, Boston, MA 02116.


                                                                                            Number of
                                                                                          Portfolios in
                                                                                          Fund Complex
                       Position(s) Held with                                               Overseen***
                       the Trust, Length of                                                 and Other
                       Time Served and Term         Principal Occupation(s) During        Directorships
Name and Date of Birth      of Office*                      Past 5 Years**                    Held
---------------------- --------------------- -------------------------------------------- --------------

INDEPENDENT TRUSTEES

Graham T. Allison, Jr.  Trustee since 2003   Douglas Dillon Professor and Director of the       37
(3/23/40)                                    Belfer Center for Science and International    Director,
                         Contract Review     Affairs, John F. Kennedy School of              Taubman
                          and Governance     Government, Harvard University               Centers, Inc.
                            Committee                                                      (real estate
                              Member                                                        investment
                                                                                              trust)

Charles D. Baker        Trustee since 2005   President and Chief Executive Officer,             37
(11/13/56)                                   Harvard Pilgrim Health Care (health plan)         None
                         Contract Review
                          and Governance
                            Committee
                              Member

Edward A. Benjamin      Trustee since 2002   Retired                                            37
(5/30/38)                                                                                   Director,
                         Chairman of the                                                    Precision
                         Contract Review                                                      Optics
                          and Governance                                                   Corporation
                            Committee                                                        (optics
                                                                                          manufacturer)

Daniel M. Cain          Trustee since 2003   President and Chief Executive Officer, Cain        37
(2/24/45)                                    Brothers & Company, Incorporated               Director,
                         Chairman of the     (investment banking)                            Sheridan
                         Audit Committee                                                    Healthcare
                                                                                               Inc.
                                                                                            (physician
                                                                                             practice
                                                                                           management);
                                                                                             Trustee,
                                                                                            Lexington
                                                                                            Strategic
                                                                                              Asset
                                                                                           Corporation
                                                                                             (realty
                                                                                            investment
                                                                                              trust)

Richard Darman          Trustee since 2003   Partner, The Carlyle Group (investments);          37
(5/10/43)                                    formerly, Professor, John F. Kennedy School   Director and
                         Contract Review     of Government, Harvard University             Chairman of
                          and Governance                                                     Board of
                            Committee                                                       Directors,
                              Member                                                           AES
                                                                                           Corporation
                                                                                          (international
                                                                                              power
                                                                                             company)


Jonathan P. Mason       Trustee   Chief Financial Officer, Cabot Corp.                37
(8/30/58)             since 2007  (specialty chemicals); formerly, Vice              None
                                  President and Treasurer, International Paper
                         Audit    Company; formerly, Chief Financial Officer,
                       Committee  Carter Holt Harvey (forest products
                        Member    company)

Sandra O. Moose       Chairperson President, Strategic Advisory Services              37
(2/17/42)               of the    (management consulting); formerly, Senior    Director, Verizon
                       Board of   Vice President and Director, The Boston       Communications;
                       Trustees   Consulting Group, Inc. (management
                         since    consulting)                                   Director, Rohm
                       November                                                    and Haas
                         2005                                                       Company
                                                                                  (specialty
                        Trustee                                                   chemicals);
                      since 2003
                                                                                 Director, AES
                      Ex officio                                                  Corporation
                       member of                                                (international
                       the Audit                                                power company)
                       Committee
                          and
                       Contract
                      Review and
                      Governance
                       Committee

Cynthia L. Walker       Trustee   Executive Dean for Administration                   37
(7/25/56)             since 2005  (formerly, Dean for Finance and CFO),              None
                                  Harvard Medical School
                         Audit
                       Committee
                        Member

INTERESTED TRUSTEES

Robert J. Blanding/1/   Trustee   President, Chairman, Director, and Chief            37
(4/14/47)             since 2002  Executive Officer, Loomis, Sayles &                None
555 California Street             Company, L.P.; President and Chief
San Francisco, CA        Chief    Executive Officer, Loomis Sayles Funds I
94104                  Executive
                        Officer

John T. Hailer/2/       Trustee   President and Chief Executive Officer, IXIS         37
(11/23/60)            since 2003  Asset Management Advisors, L.P., IXIS Asset        None
                                  Management Distributors, L.P. and
                       President  IXIS Asset Management Global Associates,
                                  L.P.; Executive Vice President, Loomis
                                  Sayles Funds I; President and Chief
                                  Executive Officer, AEW Real Estate Income
                                  Fund, IXIS Advisor Cash Management
                                  Trust, IXIS Advisor Funds Trust I, IXIS
                                  Advisor Funds Trust II, IXIS Advisor Funds
                                  Trust III and IXIS Advisor Funds Trust IV

--------
* Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72. The position of Chairperson of the Board is appointed for a two-year term.

** Previous positions during the past five years with the Distributor, IXIS Asset Management Advisors, L.P. ("IXIS Advisors") or Loomis Sayles are omitted if not materially different from a trustee's or officer's current position with such entity.
*** The Trustees of the Trust serve as trustees of a fund complex that includes all series of IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, IXIS Advisor Cash Management Trust, Loomis Sayles Funds I and Loomis Sayles Funds II.

/1/ Mr. Blanding is deemed an "interested person" of the Trust because he holds the following positions with affiliated persons of the Trust:
       President, Chairman, Director and Chief Executive Officer of Loomis
       Sayles.

/2/ Mr. Hailer is deemed an "interested person" of the Trust because he holds the following positions with affiliated persons of the Trust:
       Director and Executive Vice President of IXIS Asset Management Distribution Corporation ("IXIS Distribution Corporation"); and President and Chief Executive Officer of IXIS Advisors, IXIS Asset Management Global Associates, L.P. and the Distributor.

Officers of the Trust
                                     Term of
                                   Office* and
                       Position(s)  Length of
                        Held With     Time                          Principal Occupation(s)
Name and Date of Birth  the Trust    Served                          During Past 5 Years**
---------------------- ----------- ----------- ------------------------------------------------------------------

  Coleen Downs         Secretary,     Since    Senior Vice President, General Counsel, Secretary and Clerk
  Dinneen (12/16/60)    Clerk and   September  (formerly, Deputy General Counsel, Assistant Secretary and
                       Chief Legal    2004     Assistant Clerk), IXIS Asset Management Distribution Corporation,
                         Officer               IXIS Asset Management Distributors, L.P., and IXIS Asset
                                               Management Advisors, L.P.

  Daniel J. Fuss        Executive  Since June  Vice Chairman and Director, Loomis, Sayles & Company, L.P.;
  (9/27/33)               Vice        2003     Prior to 2002, President and Trustee of Loomis Sayles Funds II
  One Financial         President
  Center
  Boston, MA 02111

  Russell L. Kane         Chief       Chief    Chief Compliance Officer for Mutual Funds, Senior Vice President,
  (7/23/69)            Compliance  Compliance  Deputy General Counsel, Assistant Secretary and Assistant Clerk,
                        Officer;    Officer,   IXIS Asset Management Distribution Corporation, IXIS Asset
                       Anti-Money   since May  Management Distributors, L.P. and IXIS Asset Management
                       Laundering  2006; Anti- Advisors, L.P.; formerly, Senior Counsel, Columbia Management
                        Officer;      Money    Group.
                        Assistant  Laundering
                        Secretary   Officer,
                                   since April
                                      2007;
                                    Assistant
                                   Secretary,
                                   since June
                                      2004

  Michael C. Kardok    Treasurer,     Since    Senior Vice President, IXIS Asset Management Advisors, L.P. and
  (7/17/59)             Principal    October   IXIS Asset Management Distributors, L.P.; formerly, Senior
                        Financial     2004     Director, PFPC Inc; formerly, Vice President - Division Manager,
                           and                 First Data Investor Services, Inc.
                       Accounting
                         Officer

  John E. Pelletier       Chief       Since    Executive Vice President and Chief Operating Officer (formerly,
  (6/24/64)             Operating   September  Senior Vice President, General Counsel, Secretary and Clerk), IXIS
                         Officer      2004     Asset Management Distribution Corporation, IXIS Asset
                                               Management Distributors, L.P. and IXIS Asset Management
                                               Advisors, L.P.

--------
* Each officer of the Trust serves for an indefinite term in accordance with its current By-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

** Each person listed above, except as noted, holds the same position(s) with the IXIS Advisor Funds and Loomis Sayles Funds Trusts. Mr. Fuss is not an officer of the IXIS Advisor Funds Trusts. Previous positions during the past five years with the Distributor, the principal underwriter for certain IXIS Advisor Funds and Loomis Sayles Funds, IXIS Advisors or Loomis Sayles are omitted, if not materially different from a trustee's or officer's current position with such entity.


Standing Board Committees

   The Trustees have delegated certain authority to the two standing committees of the Trust, the Audit Committee and Contract Review and Governance Committee. The Contract Review and Governance Committee of the Trust consists solely of Independent Trustees and considers matters relating to advisory, subadvisory and distribution arrangements, potential conflicts of interest between the adviser and the Trust, and governance matters relating to the Trust. During the fiscal year ended September 30, 2006, this Committee held five meetings.

   The Contract Review and Governance Committee also makes nominations for independent trustee membership on the Board of Trustees when necessary and considers recommendations from shareholders of the

Fund that are submitted in accordance with the procedures by which shareholders may communicate with the Board of Trustees. Pursuant to those procedures, shareholders must submit a recommendation for nomination in a signed writing addressed to the attention of the Board of Trustees, c/o Secretary of the Funds, IXIS Asset Management Advisors, L.P., 399 Boylston Street, Boston, MA 02116. This written communication must (i) be signed by the shareholder,
(ii) include the name and address of the shareholder, (iii) identify the Fund(s) to which the communication relates, and (iv) identify the account number, class and number of shares held by the shareholder as of a recent date or the intermediary through which the shares are held. The recommendation must contain sufficient background information concerning the trustee candidate to enable a proper judgment to be made as to the candidate's qualifications, which may include: (i) the nominee's knowledge of the mutual fund industry; (ii) any experience possessed by the nominee as a director or senior officer of other public companies; (iii) the nominee's educational background; (iv) the nominee's reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the nominee, and the extent to which such expertise would complement the Board's existing mix of skills and qualifications; (vi) the nominee's perceived ability to contribute to the ongoing functions of the Board, including the nominee's ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the nominee's ability to qualify as an Independent Trustee for purposes of applicable regulations; and
(viii) such other factors as the appropriate Board Committee may request in light of the existing composition of the Board and any anticipated vacancies or other transitions. The recommendation must be received in a timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). A recommendation for trustee nomination shall be kept on file and considered by the Board for six (6) months from the date of receipt, after which the recommendation shall be considered stale and discarded.

   The Audit Committee of the Trust consists solely of Independent Trustees and considers matters relating to the scope and results of the Trust's audits and serves as a forum in which the independent registered public accounting firm can raise any issues or problems identified in the audit with the Board of Trustees. This Committee also reviews and monitors compliance with stated investment objectives and policies, SEC and Treasury regulations as well as operational issues relating to the transfer agent and custodian. During the fiscal year ended September 30, 2006, this Committee held six meetings.

   The current membership of each committee is as follows:

      Audit Committee             Contract Review and Governance Committee
      ---------------             ----------------------------------------
      Daniel M. Cain - Chairman   Edward A. Benjamin - Chairman
      Jonathan P. Mason           Graham T. Allison, Jr.
      Cynthia L. Walker           Charles D. Baker
                                  Richard Darman

As chairperson of the Board of Trustees, Ms. Moose is an ex officio member of both Committees.

Fund Securities Owned by the Trustees

   As of December 31, 2006, the Trustees had the following ownership in the Fund and in the Family of Investment Companies Overseen by the Board of
Trustees:

                                                      Aggregate Dollar Range of
                                                      Equity Securities in All
                                                       Registered Investment
                                                       Companies Overseen by
                             Dollar Range of Equity   Trustee in the Family of
                            Securities in the Fund*    Investment Companies*
                            ------------------------  -------------------------

INDEPENDENT TRUSTEES
Graham T. Allison, Jr.                 A                         E
Charles D. Baker                       A                         C
Edward A. Benjamin**                   A                         E
Daniel M. Cain                         A                         E

                                                      Aggregate Dollar Range of
                                                      Equity Securities in All
                                                       Registered Investment
                                                       Companies Overseen by
                             Dollar Range of Equity   Trustee in the Family of
                            Securities in the Fund*    Investment Companies*
                            ------------------------  -------------------------
Richard Darman**                       A                         E
Jonathan P. Mason***                   A                         A
Sandra O. Moose                        A                         E
Cynthia L. Walker                      C                         D

INTERESTED TRUSTEES
Robert J. Blanding                     E                         E
John T. Hailer                         A                         E

--------
*  A. None
B. $1 -10,000
C. $10,001 - $50,000
D. $50,001 - $100,000
E. over $100,000
** Amounts include economic value of notional investments held through the deferred compensation plan.

***Mr. Mason was appointed a trustee effective April 1, 2007.


Trustee Fees

   The Trust pays no compensation to its officers or to their trustees who are Interested Trustees.

   The Chairperson of the Board receives a retainer fee at the annual rate of $200,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $55,000. Each Independent Trustee also receives a meeting attendance fee of $6,000 for each meeting of the Board of Trustees that he or she attends in person and $3,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at the annual rate of $10,000. Each Contract Review and Governance Committee member is compensated $4,000 for each Committee meeting that he or she attends in person and $2,000 for each committee meeting that he or she attends telephonically. Each Audit Committee member is compensated $5,000 for each Committee meeting that he or she attends in person and $2,500 for each meeting he or she attends telephonically. These fees are allocated among the mutual fund portfolios in the IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each mutual fund portfolio.


   In addition, prior to the liquidation of the AEW Real Estate Income Fund on April 13, 2007, each Independent Trustee (other than the Chairperson) received a retainer fee at the annual rate of $2,000 and meeting attendance fees of $375 for each meeting of the Board of Trustees that he or she attended for oversight of the AEW Real Estate Income Fund, a closed-end fund advised by AEW Management and Advisors, L.P., an affiliate of IXIS Advisors and Loomis Sayles. Each committee member received an additional retainer fee at the annual rate of $2,000. Furthermore, each committee chairman received an additional retainer fee at the annual rate of $1,000. The retainer fees for the AEW Real Estate Income Fund assumed four Committee meetings per year. Each Trustee of the AEW Real Estate Income Fund was compensated $200 per Committee meeting that he or she attended in excess of four per year.

   For the period October 1, 2005 to November 18, 2005, the compensation structure for the Chairperson of the Board and attendance fees for the committee meetings were different. Each co-chairman of the Board received a retainer fee at the annual rate of $25,000 in addition to the compensation structure detailed in the paragraphs above. In addition, during the period October 1, 2005 to November 18, 2005 each co-chairman received an additional one-time payment of $25,000 as compensation for their services as chairmen. Each Committee member received $4,000 for each Committee meeting that he or she attended in person and $2,000 for each Committee meeting that he or she attended telephonically.

   During the fiscal year ended September 30, 2006 the Trustees of the Trust received the amounts set forth in the following table for serving as a trustee of the Trust and for also serving as trustees of the IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, IXIS Advisor Cash Management Trust, AEW Real Estate Income Fund and Loomis Sayles Funds I. The table also sets forth, as applicable, pension or retirement benefits accrued as part of fund expenses, as well as estimated annual retirement benefits:

                                      Pension or
                         Aggregate    Retirement  Estimated
                        Compensation   Benefits     Annual
                        from Loomis   Accrued as   Benefits  Total Compensation
                        Sayles Funds Part of Fund    Upon         from the
                         Trust II*     Expenses   Retirement   Fund Complex**
                        ------------ ------------ ---------- ------------------

INDEPENDENT TRUSTEES
Graham T. Allison, Jr.    $30,920         $0          $0          $102,000
Charles D. Baker          $30,920         $0          $0          $102,000
Edward A. Benjamin        $31,729         $0          $0          $104,500
Daniel M. Cain            $41,857         $0          $0          $144,250
Paul G. Chenault***       $30,920         $0          $0          $102,000
Kenneth J. Cowan***       $40,858         $0          $0          $140,750
Richard Darman            $30,272         $0          $0          $100,000
Jonathan P. Mason****     $     0         $0          $0          $      0
Sandra O. Moose           $55,119         $0          $0          $191,290
John A. Shane***          $30,548         $0          $0          $101,000
Cynthia L. Walker         $27,551         $0          $0          $ 92,000

INTERESTED TRUSTEES
John T. Hailer            $     0         $0          $0          $      0
Robert J. Blanding        $     0         $0          $0          $      0
--------
* Amounts include payments deferred by trustees for the fiscal year ended September 30, 2006, with respect to the Trust. The total amount of deferred compensation accrued for Loomis Sayles Funds Trust II as of September 30, 2006 for the Trustees is as follows: Allison ($409,561), Benjamin ($75,059), Cain ($136,085), Chenault ($39,946), Cowan
       ($91,518), Darman ($158,811) and Walker ($14,620).

** Total Compensation represents amounts paid during the fiscal year ended September 30, 2006 to a trustee for serving on the board of trustees of eight (8) trusts with a total of thirty-eight (38) funds as of
       September 30, 2006. The number of Trusts and Funds includes the AEW Real Estate Income Fund, which was liquidated on April 13, 2007.
***    Messrs. Cowan, Chenault and Shane retired from the Board on December 31,
       2006.
****   Mr. Mason was appointed as trustee effective April 1, 2007.

   The IXIS Advisor and Loomis Sayles Funds Trusts do not provide pension or retirement benefits to Trustees, but have adopted a deferred payment arrangement under which each Trustee may elect not to receive fees from the Funds on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have been if they had been invested in a Fund or Funds selected by the Trustee on the normal payment date for such fees.

   As of May 4, 2007, the officers and trustees of Loomis Sayles Funds II collectively owned less than 1% of the then outstanding shares of the Fund.


   Code of Ethics. The Trust, Loomis Sayles, and the Distributor each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit the personnel of these entities to invest in securities, including securities that the Fund may purchase or hold. The codes of ethics are on public file with, and are available from, the SEC.

   Proxy Voting Policies. The Board of Trustees of the Fund has adopted the Proxy Voting Policy and

Guidelines (the "Guidelines") for the voting of proxies for securities held by the Fund. Under the Guidelines, the responsibility for voting proxies generally is delegated to the Fund's investment adviser. Under the Guidelines, decisions regarding the voting of proxies are to be made solely in the interest of the Fund and its shareholders. The adviser shall exercise its fiduciary responsibilities to vote proxies with respect to the Fund's investments that are managed by that adviser in a prudent manner in accordance with the Guidelines and the proxy voting policies of the adviser. Proposals that, in the opinion of the adviser, are in the best interests of shareholders are generally voted "for" and proposals that, in the judgment of the adviser, are not in the best interests of shareholders are generally voted "against." The adviser is responsible for maintaining certain records and reporting to the Audit Committee of the Trust in connection with the voting of proxies. The adviser shall make available to the Fund, or IXIS Advisors, the Fund's administrator, the records and information maintained by the adviser under the Guidelines.

   Loomis Sayles uses the services of third parties ("Proxy Voting Service(s)"), to research and administer the vote on proxies for those accounts and funds for which Loomis Sayles has voting authority. Each Proxy Voting Service has a copy of Loomis Sayles' proxy voting procedures ("Procedures") and provides vote recommendations and/or analysis to Loomis Sayles based on the Proxy Voting Service's own research. Loomis Sayles will generally follow its express policy with input from the Proxy Voting Services unless Loomis Sayles' Proxy Committee (the "Proxy Committee") determines that the client's best interests are served by voting otherwise.

   All issues presented for shareholder vote will be considered under the oversight of the Proxy Committee. All non-routine issues will be directly considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of the Fund holding the security, and will be voted in the best investment interests of the Fund. All routine issues will be voted according to Loomis Sayles' policy approved by the Proxy Committee unless special factors require that they be considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of a Fund holding the security. Loomis Sayles' Proxy Committee has established these routine policies in what it believes are the best investment interests of Loomis Sayles' clients.

   The specific responsibilities of the Proxy Committee include (1) developing, authorizing, implementing and updating the Procedures, including an annual review of the Procedures, existing voting guidelines and the proxy voting process in general, (2) oversight of the proxy voting process including oversight of the vote on proposals according to the predetermined policies in the voting guidelines, directing the vote on proposals where there is reason not to vote according to the predetermined policies in the voting guidelines or where proposals require special consideration, and consultation with the portfolio managers and analysts for the Fund(s) holding the security when necessary or appropriate and, (3) engagement and oversight of third-party vendors, including Proxy Voting Services.


   Loomis Sayles has established several policies to ensure that proxy votes are voted in its clients' best interest and are not affected by any possible conflicts of interest. First, except in certain limited instances, Loomis Sayles votes in accordance with its pre-determined policies set forth in the Procedures. Second, where these Procedures allow for discretion, Loomis Sayles will generally consider the recommendations of the Proxy Voting Services in making its voting decisions. However, if the Proxy Committee determines that the Proxy Voting Services' recommendation is not in the best interest of its clients, then the Proxy Committee may use its discretion to vote against the Proxy Voting Services' recommendation, but only after taking the following steps: (1) conducting a review for any material conflict of interest Loomis Sayles may have and, (2) if any material conflict is found to exist, excluding anyone at Loomis Sayles who is subject to that conflict of interest from participating in the voting decision in any way. However, if deemed necessary or appropriate by the Proxy Committee after full prior disclosure of any conflict, that person may provide information, opinions or recommendations on any proposal to the Proxy Committee. In such event the Proxy Committee will make reasonable efforts to obtain and consider, prior to directing any vote information, opinions or recommendations from or about the opposing position on any proposal.


   Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30, 2006 is available without charge (i) through the Fund's website, www.ixisadvisorfunds.com and (ii) on the SEC's website at www.sec.gov.

                           OWNERSHIP OF FUND SHARES

   The Fund's Class B and Class C commenced operations on June 1, 2007 and, as of the date of this SAI, there were no outstanding shares of Class B and Class C of the Fund.


   The following table provides information on the principal holders of Class A and Class Y shares of the Fund (which prior to June 1, 2007, were designated as Retail and Institutional Class shares, respectively). A principal holder is a person who owns of record or beneficially 5% or more of any class of the Fund's outstanding securities. Information provided in this table is as of May 4, 2007.


   To the extent that any shareholder listed below beneficially owns more than 25% of the Fund, it may be deemed to "control" the Fund within the meaning of the 1940 Act. The effect of such control may be to reduce the ability of other shareholders of the Fund to take actions requiring the affirmative vote of holders of a plurality or majority of the Fund's shares without the approval of the controlling shareholder.


                                                                  Percentage of
Fund                                 Shareholder and Address       shares held
----                             -------------------------------- -------------

Loomis Sayles Value Fund

        Class A Shares           National Financial Services          58.88%
                                 Corp For Exclusive Benefit of
                                 Our Customers
                                 Attn Mutual Funds Department
                                 5th Fl
                                 200 Liberty St.
                                 One World Financial Center
                                 New York NY 10281-1003

                                 National Investor Services FBO       8.95%
                                 Exclusive Benefit of Our
                                 Customers
                                 100 Wall St Fl 29
                                 New York NY 10005-3701

        Class Y Shares           Prudential Investment Management     22.49%
                                 Service FBO Mutual Fund Clients
                                 100 Mulberry St
                                 3 Gateway Ctr Ste 11
                                 Mail Stop NJ 05-11-20
                                 Newark NJ 07102-4000

                                 Charles Schwab & Co Inc.             20.92%
                                 Attn Mutual Fund Dept
                                 101 Montgomery St
                                 San Francisco CA 94104-4151

                                 National Financial Sevices Corp
                                 For Exclusive Benefit Of Our
                                 Customers
                                 Attn Mutual Funds Department
                                 5th Fl
                                 200 Liberty St
                                 One World Financial Center
                                 New York NY 10281-1003               9.86%

                                 UNATCO
                                 2801 West Jefferson Street
                                 Joliet IL 60435-5299                 8.57%

                                                                  Percentage of
Fund                                 Shareholder and Address       shares held
----                             -------------------------------  -------------

                                 Citigroup Global Markets Inc.        6.44%
                                 00109801250
                                 388 Greenwich St
                                 New York NY 10013-2375

                                 Merrill Lynch Pierce Fenner &        5.62%
                                 Smith Inc.
                                 Merrill Lynch Financial Data
                                 Svcs
                                 Attn: Service Team
                                 4800 Deer Lake Dr East 3rd Flr
                                 Jacksonville FL 32246-6484


Management Ownership


   As of record on May 4, 2007, the officers and trustees of the Trust collectively owned less than 1% of the then outstanding shares of the Fund. This amount includes shares held by the Loomis Sayles Employees' Profit Sharing Plan (the "Profit Sharing Plan") for the accounts of officers and trustees of the Trust, but exclude all other holdings of the Profit Sharing Plan and the Loomis Sayles Funded Pension Plan (the "Pension Plan").

   As of May 4, 2007, the Profit Sharing Plan owned 7.99% of the outstanding Class Y shares of the Fund.

   As of May 4, 2007, the Pension Plan owned 6.88% of the outstanding Class Y shares of the Fund.


   The trustee of the Pension Plan and Profit Sharing Plan is Charles Schwab Trust Company. The Pension Plan's Advisory/Committee, which is composed of the same individuals listed below as trustees of the Profit Sharing Plan, has the sole voting and investment power with respect to the Pension Plan's shares. The trustees of the Profit Sharing Plan are John DeBeer, Stephanie Lord, Teri Mason, Richard Skaggs, Timothy Hunt, Greg O'Hara, John McGraw, Paul Sherba, John Russell and Kurt Wagner. Except for Timothy Hunt, John DeBeer and John McGraw, each member of the Advisory Committee is an officer and employee of Loomis Sayles. Plan participants are entitled to exercise investment and voting power over shares owned of record by the Profit Sharing Plan. Shares not voted by participants are voted in the same proportion as the shares voted by the voting participants. The address for the Profit Sharing Plan and the Pension Plan is One Financial Center, Boston, Massachusetts.

                    INVESTMENT ADVISORY AND OTHER SERVICES



   Loomis, Sayles & Company, L.P. is a registered investment adviser whose origins date back to 1926. An important feature of the Loomis Sayles investment approach is its emphasis on investment research. Recommendations and reports of the Loomis Sayles research department are circulated throughout the Loomis Sayles organization and are available to the individuals in the Loomis Sayles organization who are responsible for making investment decisions for the Fund's portfolio as well as numerous other institutional and individual clients to which Loomis Sayles provides investment advice. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is a wholly-owned subsidiary of IXIS Holdings, which in turn is a wholly-owned subsidiary of IXIS Asset Management US Group. IXIS Asset Management US Group owns the entire limited partnership interest in Loomis Sayles.


   IXIS Asset Management US Group is part of IXIS Asset Management Group, an international asset management group based in Paris, France. IXIS Asset Management Group is ultimately owned principally, directly or indirectly, by three large French financial services entities: Natixis (formerly Natexis Banques Populaires), an investment banking and financial services firm; the Caisse Nationale des Caisses d'Epargne ("CNCE"), a financial institution owned by French regional savings banks known as the Caisses d'Epargne; and Banque Federale des Banques Populaires ("BFBP"), a financial institution owned by regional cooperative banks known as the Banques Populaires. The registered address of Natixis is 45, rue Saint-Dominique, 75007 Paris, France. The registered address of CNCE is 5, rue Masseran, 75007 Paris, France. The registered address of BFBP is 5, rue Leblanc, 75011 Paris, France.

   The 14 principal subsidiary or affiliated asset management firms of IXIS Asset Management US Group collectively had over $260 billion in assets under management or administration as of March 31, 2007.

   Advisory Agreement. The Fund's advisory agreement with Loomis Sayles provides that the adviser will furnish or pay the expenses of the Fund for office space, facilities and equipment, services of executive and other personnel of the Trust and certain administrative services. The adviser is responsible for obtaining and evaluating such economic, statistical and financial data and information and performing such additional research as is necessary to manage the Fund's assets in accordance with its investment objectives and policies.

   The Fund pays all expenses not borne by the adviser including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent registered public accounting firm and legal counsel for the Fund and the Trust's Independent Trustees, 12b-1 fees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of trustees who are not directors, officers or employees of the Fund's adviser, or its affiliates, other than affiliated registered investment companies. In the case of funds with Class Y shares, certain expenses may be allocated differently among the Fund's Classes A, B and C shares, on the one hand, and Class Y shares on the other hand. (See "Description of the Trust and Ownership of Shares.")

   The advisory agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the relevant Trust or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval.

   The advisory agreement may be terminated without penalty by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund, upon 60 days' written notice, or by the Fund's adviser upon 90 days' written notice, and each terminates automatically in the event of its assignment (as defined in the 1940 Act).

   The advisory agreement provides that the adviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

   Distribution Agreement and Rule 12b-1 Plans. Under an agreement with the Fund, the Distributor serves as the principal distributor of each class of shares of the Fund. The Distributor's principal business address is 399 Boylston Street, Boston, Massachusetts 02116. Under this agreement (the "Distribution Agreement"), the Distributor conducts a continuous offering and is not obligated to sell a specific number of shares. The Distributor bears the cost of making information about the Fund available through advertising and other means and the cost of printing and mailing Prospectuses to persons other than shareholders. The Fund pays the cost of registering and qualifying its shares under state and federal securities laws and distributing Prospectuses to existing shareholders.

   The Distributor is compensated under each agreement through receipt of the sales charges on Class A shares described below under "Net Asset Value and Public Offering Price" and is paid by the Fund the service and distribution fees described in the Prospectus. The SEC is of the view that dealers receiving all or substantially all of the sales charge may be deemed underwriters of the Fund's shares.

   The Fund has adopted Rule 12b-1 plans (the "Plans") for its Class A, B and C shares which, among other things, permit it to pay the Distributor monthly fees out of its net assets. These fees consist of a service fee and a distribution fee. Any such fees that are paid by a distributor to securities dealers are known as "trail commissions." Pursuant to Rule 12b-1 under the 1940 Act, each Plan was approved by the initial shareholders of each relevant class of the Fund, and (together with the related Distribution Agreement) by the Board of Trustees, including a majority of the Independent Trustees of the Trust.


   Under the Plans, the Fund pays the Distributor a monthly service fee at an annual rate not to exceed 0.25% of the Fund's average daily net assets attributable to the Classes A, B and C shares. In the case of Class B and Class C shares, the Distributor retains the first year's service fee of 0.25% assessed against such shares. For Class A and, after the first year, for Class B and Class C shares, the Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer, for providing personal services to investors in shares of the Fund and/or the maintenance of shareholder accounts. This service fee will accrue to securities dealers of record immediately with respect to reinvested income dividends and capital gain distributions of the Fund's Class A and Class B shares.

   The service fee on Class A shares may be paid only to reimburse the Distributor for expenses of providing personal services to investors, including, but not limited to, (i) expenses (including overhead expenses) of the Distributor for providing personal services to investors in connection with the maintenance of shareholder accounts and (ii) payments made by the Distributor to any securities dealer or other organization (including, but not limited to, any affiliate of the Distributor) with which the Distributor has entered into a written agreement for this purpose, for providing personal services to investors and/or the maintenance of shareholder accounts, which payments to any such organization may be in amounts in excess of the cost incurred by such organization in connection therewith.


   The Fund's Class B and Class C shares also pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average net assets of the Fund's Class B and Class C shares. The Distributor retains the 0.75% distribution fee assessed against both Class B and Class C shares during the first year of investment. After the first year for Class B shares, the Distributor retains the annual distribution fee as compensation for its services as distributor of such shares. After the first year for Class C shares, the Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, as distribution fees in connection with the sale of the Fund's shares on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer. As noted in the prospectus, Class B shares automatically convert into Class A shares after 8 years. This conversion from Class B to Class A shares occurs once per month for all Class B shares that reach their eighth year over the course of that particular month. As stated in the prospectuses, investors will not be permitted to purchase $100,000 or more of Class B shares as a single investment per account. There is an exception to this restriction with respect to the omnibus account in Class B shares of Merrill, Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"). With respect to this exception, Merrill Lynch has represented that it has policies in place that prohibit individual purchases in Class B shares by Merrill Lynch's clients of $100,000 or more and that Merrill Lynch has processes in place to monitor and enforce this limitation with respect to its clients. In addition, Merrill Lynch has represented that it will only accept purchases of Class B shares by Merrill Lynch clients whose households' total Class B share assets (including the purchase) within the IXIS Advisor Funds family total less than $100,000. As stated in the prospectus, investors will not be permitted to purchase $1,000,000 or more of Class C shares as a single investment per account.


   Each Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the relevant class of shares of the Fund. Each Plan may be amended by vote of the trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. Any change in any Plan that would materially increase the fees payable thereunder by the relevant class of shares of the Fund requires approval by a vote of the holders of a majority of such shares outstanding. The Trust's trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. For so long as a Plan is in effect, selection and nomination of those trustees who are Independent Trustees of the Trust shall be committed to the discretion of such trustees.


   Fees paid by Class A, Class B or Class C shares of the Fund may indirectly support sales and servicing efforts relating to shares of the other series of the IXIS Advisor Funds Trusts or the Loomis Sayles Funds Trusts. In reporting its expenses to the trustees, the Distributor itemizes expenses that relate to the distribution and/or servicing of a single fund's shares, and allocates other expenses among the funds based on their relative net assets or relative sales. Expenses allocated to the Fund are further allocated among its classes of shares annually based on the relative sales of each class, except for any expenses that relate only to the sale or servicing of a single class.


   The Distributor has entered into selling agreements with investment dealers, including affiliates of the Distributor, for the sale of the Fund's shares. As described in more detail below, the Distributor, at its expense, may pay an amount not to exceed 0.50% of the amount invested to dealers who have selling agreements with the Distributor. Class Y shares of the Fund may be offered by registered representatives of certain affiliates who are also employees of IXIS Asset Management US Group and may receive compensation from the Fund's adviser with respect to sales of Class Y shares.

   The Distribution Agreement for the Fund may be terminated at any time on 60 days' notice to the Distributor without payment of any penalty, by either vote of a majority of the outstanding voting securities of the Fund or by vote of a majority of the Independent Trustees. The Distribution Agreement may be terminated at any time on 90 days, written notice to the Trust, without payment of any penalty.

   The Distribution Agreements and the Plans will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees cast in person at a meeting called for that purpose and (ii) by the vote of the Board of Trustees or by a vote of a majority of the outstanding securities of a Fund (or the relevant class, in the case of the Plans).


   With the exception of the Distributor, its affiliated companies and those trustees that are not Independent Trustees, no interested person of the Trust or any trustee of the Trust had any direct or indirect financial interest in the operation of the Plans or any related agreement. Benefits to the Fund and its shareholders resulting from the Plans are believed to include (1) enhanced shareholder service, (2) asset retention and (3) enhanced portfolio management opportunities and bargaining position with third party service providers and economies of scale arising from having asset levels higher than they would be if the plans were not in place.


   The Distributor controls the words "IXIS Advisor" and if it should cease to be the principal distributor of the Fund's shares, the Fund may be required to delete these words or letters. The Distributor also acts as principal distributor for IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, IXIS Advisor Cash Management Trust and Loomis Sayles Funds I. The address of the Distributor is 399 Boylston Street, Boston, Massachusetts, 02116.


   The portion of the various fees and expenses for Class A, B and C shares that are paid (reallowed) to securities dealers are shown below.

Class A

                                           Maximum             Maximum                                    Maximum
                                      Sales Charge Paid     Reallowance or    Maximum First Year        First Year
                                        by Investors        Commission (%         Service Fee          Compensation
Investment                          (% of offering price) of offering price) (% of net investment) (% of offering price)
----------                          --------------------- ------------------ --------------------- ---------------------
Less than $50,000*                          5.75%                5.00%               0.25%                 5.25%
$50,000 - $99,999                           4.50%                4.00%               0.25%                 4.25%
$100,000 - $249,999                         3.50%                3.00%               0.25%                 3.25%
$250,000 - $499,999                         2.50%                2.15%               0.25%                 2.40%
$500,000 - $999,999                         2.00%                1.70%               0.25%                 1.95%

Investments of $1 million or more
First $3 million                            none                 1.00%(1)            0.25%                 1.25%
Excess over $3 million                      none                 0.50%(1)            0.25%                 0.75%
Investments with no Sales Charge
  (2)                                       None                 0.00%               0.25%                 0.25%

--------
(1) These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.
(2) Refers to any investments made by investors not subject to a sales charge as described in the Prospectuses for Classes A, B and C shares of the Equity Funds and Diversified Portfolios under the section "How Sales Charges Are Calculated."

Classes B and C

   Classes B and C service fees are payable regardless of the amount of the Distributor's related expenses. The portion of the various fees and expenses for Class B and Class C shares of the Fund that are paid to securities dealers are shown below:

                                      Maximum
                                 Front -End Sales           Maximum
                                  Charge Paid by        Reallowance or      Maximum First Year       Maximum First
                                     Investors            Commission            Service Fee        Year Compensation
Investment                     (% of offering price) (% of offering price) (% of net investment) (% of offering price)
----------                     --------------------- --------------------- --------------------- ---------------------
All amounts for Class B                none                  3.75%                 0.25%                 4.00%
All amounts for Class C                none                  1.00%                 0.00%                 1.00%

--------
(1) Refers to any investments made by investors not subject to a sales charge as described in the Prospectus for Classes A, B and C shares of the Fund under the section "How Sales Charges Are Calculated."


   As described in the Prospectus, each purchase or sale of shares is affected at the net asset value next determined after an order is received, less any applicable sales charge. The sales charge is allocated between the investment dealer and the Distributor, as indicated in the tables above. The Distributor receives the contingent deferred sales charge (the "CDSC"). Proceeds from the CDSC on Class A and C shares are paid to the Distributor and are used by the Distributor to defray the expenses for services the Distributor provides the Trust. Proceeds from the CDSC on Class B shares are paid to the Distributor and are remitted to SG Constellation LLC to compensate SG Constellation LLC for financing the payment of commissions on the sale of Class B shares pursuant to certain Class B financing and servicing agreements between the Distributor and SG Constellation LLC. The Distributor may, at its discretion, pay (reallow) the entire sales charge imposed on the sale of Class A shares to investment dealers from time to time.


   For new amounts invested at net asset value by an eligible governmental authority, the Distributor may, at its expense, pay investment dealers a commission of 0.025% of the average daily net assets of an account at the end of each calendar quarter for up to one year. These commissions are not payable if the purchase represents the reinvestment of redemption proceeds from any other IXIS Advisor Fund or if the account is registered in street name.


   The Distributor, IXIS Advisors and their affiliates may out of their own resources make additional payments to dealers who sell shares of the Fund. These payments may include: (i) full reallowance of the sales charge of Class A shares, (ii) additional compensation with respect to the sale and/or servicing of Class A, Class B and C shares, (iii) payments based upon factors such as the length of time the assets of a dealer's clients have been invested in the Fund and the levels of those clients' assets and (iv) financial assistance programs to firms who sell or arrange for the sale of Fund shares including, but not limited to, remuneration for: the firm's internal sales contests and incentive programs, marketing and sales fees, expenses related to advertising or promotional activity and events, and shareholder record keeping, sub-transfer agency or miscellaneous administrative services. Payment for travel, lodging and related expenses may be provided for attendance at Fund seminars and conferences, e.g., due diligence meetings held for training and educational purposes. The payment of these concessions and any other compensation offered will conform with state and federal laws and the rules of any self-regulatory organization, such as the National Association of Securities Dealers, Inc ("NASD"). The participation of such firms in financial assistance programs is at the discretion of the firm. These payments described in this paragraph may be significant to the dealers receiving the payments and the entities paying them.


   Dealers may charge their customers a processing fee or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Fund's Prospectus and SAI. Customers will be provided with specific information about any processing or service fees charged by their dealer.


   Other Services. IXIS Advisors performs certain accounting and administrative services for the Fund, pursuant to an Administrative Services Agreement dated January 1, 2005, as amended from time to time (the "Administrative Agreement"). Under the Administrative Agreement, IXIS Advisors provides the following services to the Fund: (i) personnel that perform bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund, (ii) services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, (iii) the various registrations and filings required by various regulatory authorities and (iv) consultation and legal advice on Fund related matters.

   Prior to January 1, 2005, IXIS Asset Management Services Company ("IXIS Services"), a subsidiary of IXIS Distribution Corporation, performed these same services, pursuant to separate administrative services agreements with the Trust.


   For the fiscal year ended September 30, 2004 and the period October 1, 2004 to December 31, 2004, IXIS Services received $25,178 and $5,466, respectively, from the Fund.

   For the period January 1, 2005 through September 30, 2005 and the fiscal year ended September 30, 2006, pursuant to the administrative services agreement between IXIS Advisors and the Trust, IXIS Advisors was reimbursed or was paid by the Trust, on behalf of the Fund, $17,398 and $21,947 respectively.

   Custodial Arrangements. State Street Bank and Trust Company ("State Street Bank"), One Lincoln Street, Boston, Massachusetts 02111, serves as the custodian for the Trust. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, State Street Bank receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of the Fund on a daily basis.


   Transfer Agency Services. Pursuant to a contract between the Trust, on behalf of the Fund, and Boston Financial Data Services, Inc. ("Boston Financial"), whose principal business address is Two Heritage Drive, Quincy, Massachusetts 02171, Boston Financial acts as shareholder servicing and transfer agent for the Fund and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Funds' shares. Prior to October 1, 2005, IXIS Services served as the transfer agent for the Fund and it, along with Boston Financial as sub-transfer agent, provided the same services that Boston Financial now provides. For these services, for the fiscal years ended September 30, 2004 and September 30, 2005, IXIS Services received $15,000 and $15,500 respectively, from the Fund.

   Independent Registered Public Accounting Firm. The Trust's independent registered public accounting firm is PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110. The independent registered public accounting firm conducts an annual audit of the Fund's financial statements, assists in the review of federal and state income tax returns and consults with the Trust as to matters of accounting and federal and state income taxation. The financial highlights in the Prospectuses for the Fund, and the financial statements contained in the Fund's Annual Report for the year ended
September 30, 2006 and incorporated by reference into this statement, have been so included in reliance on the reports of the Trust's independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


   Counsel to the Fund. Ropes & Gray LLP, located at One International Place, Boston, MA 02110, serves as counsel to the Fund.

                       PORTFOLIO MANAGEMENT INFORMATION

Portfolio Managers' Management of Other Accounts

As of September 30, 2006, the Portfolio Managers of the Fund managed other accounts in addition to managing the Fund. The following table provides information on the other accounts managed by each Portfolio Manager.

                   Registered Investment     Other Pooled Investment
                         Companies                  Vehicles                    Other Accounts
                --------------------------- ---------------------------- -----------------------------
                    Other      Advisory fee    Other     Advisory fee is     Other      Advisory fee is
                   Accounts    is based on    Accounts     based on         Accounts       based on
                   Managed     performance    Managed    performance        Managed      performance
                -------------- ------------ ------------ --------------- -------------- --------------
Name of
Portfolio       # of   Total   # of  Total  # of  Total  # of    Total   # of   Total   # of    Total
Manager         Accts  Assets  Accts Assets Accts Assets Accts   Assets  Accts  Assets  Accts   Assets
---------       ----- -------- ----- ------ ----- ------ -----   ------  ----- -------- -----  --------
Arthur Barry          $  112.6                                                 $  733.0
                  2    million   0     $0     0     $0     0       $0     70    million   0    $      0

James Carroll         $  112.6                                                 $  963.2        $   65.7
                  2    million   0     $0     0     $0     0       $0     71    million   2     million

Warren Koontz         $  171.7                                                 $  731.7
                  3    million   0     $0     0     $0     0       $0     64    million   0    $      0

Material Conflicts of Interest

   Conflicts of interest may arise in the allocation of investment opportunities and the allocation of aggregated orders among the funds and other accounts managed by the portfolio managers. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees, accounts of affiliated companies and accounts in which the portfolio manager has an interest. Such favorable treatment could lead to more favorable investment opportunities or allocations for some accounts. Loomis Sayles makes investment decisions for all accounts (including institutional accounts, mutual funds, hedge funds and affiliated accounts) based on each account's availability of other comparable investment opportunities and Loomis Sayles' desire to treat all accounts fairly and equitably over time. Loomis Sayles maintains trade allocation and aggregation policies and procedures to address these potential conflicts. Conflicts of interest also may arise to the extent a portfolio manager short sells a stock in one client account but holds that stock long in other accounts, including the Fund or sells short for some accounts while buying it for others, and through the use of "soft dollar arrangements," which are discussed in the section "Portfolio Transactions and Brokerage" below.

Portfolio Managers' Compensation

   The following describes the structure of, and the method used to determine, the compensation of each of the above-listed portfolio managers as of September 30, 2006:


   Loomis Sayles believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for its clients. Portfolio manager compensation is made up primarily of three main components: base salary, variable compensation and a long-term incentive program. Although portfolio manager compensation is not directly tied to assets under management, a portfolio manager's base salary and/or variable compensation potential may reflect the amount of assets for which the manager is responsible relative to other portfolio managers. Loomis Sayles also offers a profit sharing plan. Base salary is a fixed amount based on a combination of factors including industry experience, firm experience, job performance and market considerations. It is an incentive-based component and generally represents a significant multiple of base salary. Variable compensation is based on four factors: investment performance, profit growth of the firm, profit growth of the manager's business unit and team commitment. Investment performance is the primary component of total variable compensation and generally represents at least 60% of the total. The other three factors are used to determine the remainder of variable compensation, subject to the discretion of the department's Chief Investment Officer (CIO) and senior management. The CIO and senior management evaluate these other factors annually.

Equity Managers


   While mutual fund performance and asset size do not directly contribute to the compensation calculation, investment performance for equity managers is measured by comparing the performance of the firm's institutional composite (pre-tax and net of fees) in the manager's style to the performance of a peer group of institutional managers in that style. A manager's performance relative to the peer group for the 1, 3 and 5 year periods is used to calculate the amount of variable compensation payable due to performance. Longer-term performance (3 and 5 years) combined is weighted more than shorter-term performance (1 year). If a manager is responsible for more than one product, the rankings of each product are weighted based on relative asset size of accounts represented in each product. An external benchmark is used as a secondary comparison. The benchmark used for the investment style utilized for the Fund is the Russell 1000 Value Index.


   Loomis Sayles uses the institutional peer groups as the primary measuring stick for equity manager performance because it believes they represent the most competitive product universe while closely matching the investment styles offered by the firm. Loomis Sayles considers the institutional composite an accurate proxy for the performance of each investment style.

General

   Mutual funds are not included in the firm's composites, so unlike other managed accounts, fund performance and asset size do not directly contribute to this calculation. However, each fund managed by the firm employs strategies endorsed by the firm and fits into the product category for the relevant investment style. Loomis Sayles may adjust compensation if there is significant dispersion among the returns of the composite and accounts not included in the composite.


   Loomis Sayles has developed and implemented two distinct long-term incentive plans to attract and retain investment talent. These plans supplement existing compensation. The first plan has several important components distinguishing it from traditional equity ownership plans:


.. the plan grants units that entitle participants to an annual payment based on a percentage of company earnings above an established threshold;

.. upon retirement a participant will receive a multi-year payout for his or her vested units;

.. participation is contingent upon signing an award agreement, which includes a non-compete covenant.


   The second plan is also similarly constructed although the participants' annual participation in company earnings is deferred for three years from the time of award and is only payable if the portfolio manager remains at Loomis Sayles. In this plan, there is no post-retirement payments or non-compete covenants.


   Senior management expects that the variable compensation portion of overall compensation will continue to remain the largest source of income for those investment professionals included in the plan. The plan is initially offered to portfolio managers and over time the scope of eligibility is likely to widen. Management has full discretion on what units are issued and to whom.

   Portfolio managers also participate in the Loomis Sayles profit sharing plan, in which Loomis Sayles makes a contribution to the retirement plan of each employee based on a percentage of base salary (up to a maximum amount). The portfolio managers also participate in the Loomis Sayles defined benefit pension plan, which applies to all Loomis Sayles employees who joined the firm prior to May 1, 2003. The defined benefit is based on years of service and base compensation (up to a maximum amount).

   Mr. Carroll is also a portfolio manager of two private investment funds advised by Loomis Sayles, and he receives a portion of the performance fee earned on those funds through an equity interest he holds in the funds' general partner.


Portfolio Managers' Ownership of Fund Shares

As of September 30, 2006, the Portfolio Managers had the following ownership in the Fund:

                                                      Dollar Range of Equity
Name of Portfolio Manager Fund(s) Managed             Securities Invested*
------------------------- --------------------------  ------------------------

Arthur Barry
                          Loomis Sayles Value Fund               C

James Carroll
                          Loomis Sayles Value Fund               A

Warren Koontz
                          Loomis Sayles Value Fund               E
--------
*  A . None
B. $1 - 10,000
C. $10,001 - $50,000
D. $50,001 - $100,000
E. $100,001 - $500,000
F. $500,001 - $1,000,000
G. over $1,000,000


   There are various reasons why a Portfolio Manager may not own shares of the Fund he or she manages. One reason is that the Fund's investment objectives and strategies may not match those of the Portfolio Manager. Administrative reasons (such as facilitating compliance with an adviser's code of ethics) also may explain why a Portfolio Manager has chosen not to invest in the Fund.


Allocation of Investment Opportunity Among IXIS Advisor and Loomis Sayles Funds (the "Funds") and Other Investors Managed by the Adviser; Cross Relationships of Officers and Trustees

   Loomis Sayles has organized its business into two investment groups: The Fixed Income Group and The Equity Group. The Fixed Income Group and the Equity Group make investment decisions for the funds managed by Loomis Sayles. The groups make investment decisions independently of one another. These groups also have responsibility for the management of other client portfolios. The other investment companies and clients served by Loomis Sayles' investment platforms sometimes invest in securities in which the funds (or segments thereof) advised or subadvised by Loomis Sayles also invest. If one of these funds and such other clients advised or subadvised by the same investment group of Loomis Sayles desire to buy or sell the same portfolio securities at or about the same time, the respective group allocates purchases and sales, to the extent practicable, on a pro rata basis in proportion to the amount desired to be purchased or sold for each fund or client advised or subadvised by that investment group. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities which each of the funds purchases or sells. In other cases, however, it is believed that these practices may benefit the relevant Fund.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE


   In placing orders for the purchase and sale of equity securities, Loomis Sayles selects only brokers that it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates that, when combined with the quality of the foregoing services, will produce the best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Loomis Sayles will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.

   Subject to the overriding objective of obtaining the best possible execution of orders, the Fund's adviser may allocate brokerage transactions to affiliated brokers. Any such transactions will comply with Rule 17e-1 under the 1940 Act. In order for the affiliated broker to effect portfolio transactions for the Fund, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees and other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period. Furthermore, the Trust's Board of Trustees, including a majority of the Independent Trustees, have adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standard.

   Generally, Loomis Sayles seeks to obtain quality executions at favorable security prices and at competitive commission rates, where applicable, through brokers and dealers who, in Loomis Sayles' opinion, can provide the best overall net results for its clients. Transactions in unlisted equity securities (including NASDAQ securities) are frequently executed through a primary market maker but may also be executed on an Electronic Communication Network (ECN), Alternative Trading System (ATS), or other execution system. Fixed-income securities are generally purchased from the issuer or a primary market maker acting as principal on a net basis with no brokerage commission paid by the client. Such securities, as well as equity securities, may also be purchased from underwriters at prices which include underwriting fees.

Commissions and Other Factors in Broker or Dealer Selection

   Loomis Sayles uses its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and to evaluate the overall reasonableness of brokerage commissions paid on client portfolio transactions by reference to such data. In making this evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker or dealer, are taken into account. Other relevant factors may include, without limitation: (a) the execution capabilities of the brokers and/or dealers, (b) research and other products or services (as described under "Soft Dollars" below) provided by such brokers and/or dealers which are expected to enhance Loomis Sayles' general portfolio management capabilities, (c) the size of the transaction, (d) the difficulty of execution, (e) the operations facilities of the brokers and/or dealers involved, (f) the risk in positioning a block of securities, and
(g) the quality of the overall brokerage and research services provided by the broker and/or dealer.

Soft Dollars

   Loomis Sayles' receipt of brokerage and research products or services may sometimes be a factor in Loomis Sayles' selection of a broker or dealer to execute transactions for a Fund where Loomis Sayles believes that the broker or dealer will provide best execution of the transactions. Such brokerage and research products or services may be paid for with Loomis Sayles' own assets or may, in connection with transactions in equity securities effected for client accounts for which Loomis Sayles exercises investment discretion, be paid for with client commissions (the latter, sometimes referred to as "Soft Dollars").

   Loomis Sayles will only acquire research and brokerage products and services that are deemed to qualify as eligible products and services under the safe harbor of Section 28(e) of the Securities and Exchange Act of 1934. Eligible research services and products that may be acquired by Loomis Sayles are those products and services that provide advice, analysis or reports that will aid Loomis Sayles in carrying out its investment decision-making responsibilities. Eligible research must reflect the expression of reasoning or knowledge (having inherently intangible and non-physical attributes) and may include the following research items: traditional research reports; discussions with research analysts and corporate executives; seminars or conferences; financial and economic publications that are not targeted to a wide public audience; software that provides analysis of securities portfolios; market research including pre-trade and post-trade analytics; and market data. Eligible brokerage services and products that may be acquired by Loomis Sayles are those services or products that (i) are required to effect securities transactions;
(ii) perform functions incidental to securities transactions; or (iii) is a service that is required by an applicable SRO or SEC rule(s). The brokerage and research products or services provided to Loomis Sayles by a particular broker or dealer may include both (a) products and services created by such broker or dealer and (b) products and services created by a third party.

   If Loomis Sayles receives a particular product or service that both aids it in carrying out its investment decision-making responsibilities (i.e., a "research use") and provides non-research related uses, Loomis Sayles will make a good faith determination as to the allocation of the cost of such "mixed-use item" between the research and non-research uses and will only use Soft Dollars to pay for the portion of the cost relating to its research use.

   In connection with Loomis Sayles' use of Soft Dollars, a Fund may pay a broker or dealer an amount of commission for effecting a transaction for the Fund in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if Loomis Sayles determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research products or services received, either in terms of the particular transaction or Loomis Sayles' overall responsibility to discretionary accounts.

   Loomis Sayles may use Soft Dollars to acquire brokerage or research products and services that have potential application to all client accounts including the Fund or to acquire brokerage or research products and services that will be applied in the management of a certain group of client accounts and, in some cases, may not be used with respect to the Funds. The products or services may not be used in connection with the management of some of the accounts including the Fund that paid commissions to the broker or dealer providing the products or services and may be used in connection with the management of other accounts.

   Loomis Sayles' use of Soft Dollars to acquire brokerage and research products and services benefits Loomis Sayles by allowing it to obtain such products and services without having to purchase them with its own assets. Loomis Sayles believes that its use of Soft Dollars also benefits the Fund as described above. However, conflicts may arise between the Fund's interest in paying the lowest commission rates available and Loomis Sayles' interest in receiving brokerage and research products and services from particular brokers and dealers without having to purchase such products and services with Loomis Sayles' own assets.


   For purposes of this Soft Dollars discussion, the term "commission" may include (to the extent applicable) both commissions paid to brokers in connection with transactions effected on an agency basis and markups, markdowns, commission equivalents, or other fees paid to dealers in connection with certain transactions as encompassed by relevant SEC interpretations. Loomis Sayles does not generate "Soft Dollars" on fixed-income transactions.


Brokerage Commissions

   The following tables set forth, for each of the last three fiscal years,
(1) the aggregate dollar amount of brokerage commissions paid on portfolio transactions during such year, (2) the dollar amount of transactions on which brokerage commissions were paid during such year that were directed to brokers providing research services ("directed transactions") and (3) the dollar amount of commissions paid on directed transactions during such year. Amounts in the tables include amounts paid by the Fund's predecessors, if applicable. The information in the tables includes transactions that were directed to broker dealers based on the internal "broker vote" allocation policy of Loomis Sayles as well as transactions that were allocated under arrangements with brokers providing research services. The "broker vote" is an internal evaluation conducted by Loomis Sayles trading personnel which consists of reviewing the brokers or dealers with whom Loomis Sayles executes client transactions to rate such firms after considering a variety of factors, including the quality of their research, the quality of their sales coverage, execution capabilities, willingness to commit capital on transactions, market knowledge, competitive commissions rates and prices and their ability to affect difficult trades in less liquid, smaller capitalized, and more closely held issues. When Loomis Sayles believes that more than one broker is capable of providing best execution on a particular transaction, the transaction may be allocated among those brokers based on the results of the "broker vote" and/or pursuant to Soft Dollar arrangements.

                                             09/30/04    09/30/05    09/30/06
                                            ----------- ----------- -----------
Aggregate Brokerage Commissions             $    54,794 $    36,175 $    30,977
Directed Transactions                       $19,823,452 $13,257,810 $28,156,353
Commissions Directed Transactions           $    27,397 $    18,087 $    15,488

Regular Broker-Dealers

The table below presents information regarding the securities of the Fund's regular broker-dealers* (or the parent of the regular broker-dealers) that were held by the Fund as of the fiscal year ended September 30, 2006.

                                         Aggregate Value of Securities of each
                                               Regular Broker or Dealer
Regular Broker-Dealer                        (or its Parent) held by Fund
---------------------                    -------------------------------------
JP Morgan Chase & Co.                                           $    2,018,106
Merrill Lynch                                                   $    1,286,719
Lehman Brothers                                                 $    1,296,243
Bank of America                                                 $    1,943,252
CitiGroup Global Markets                                        $    1,873,801
--------
* "Regular Broker-Dealers" are defined by the SEC as: (a) one of the 10 brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the company's portfolio transactions during the company's most recent fiscal year; (b) one of the 10 brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the investment company during the company's most recent fiscal year; or (c) one of the 10 brokers or dealers that sold the largest dollar amount of securities of the investment company during the company's most recent fiscal year.

General

   Subject to procedures adopted by the Board of Trustees of the Trust, the Fund's brokerage transactions may be executed by brokers that are affiliated with IXIS Asset Management US Group or Loomis Sayles. Any such transactions will comply with Rule 17e-1 under the 1940 Act, or other applicable restrictions as permitted by the SEC pursuant to exemptive relief or otherwise.

   Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust's funds as a principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principals for their own accounts, affiliated persons of the Trust may not serve as the Fund's dealer in connection with such transactions.

   To the extent permitted by applicable law, and in all instances subject to the foregoing policy of best execution, the adviser may allocate brokerage transactions to broker-dealers (including affiliates of the Distributor) that have entered into arrangements in which the broker-dealer allocates a portion of the commissions paid by a Fund toward the reduction of that Fund's expenses.

   It is expected that the portfolio transactions in fixed-income securities will generally be with issuers or dealers on a net basis without a stated commission. Securities firms may receive brokerage commissions on transactions involving options, futures and options on futures and the purchase and sale of underlying securities upon exercise of options. The brokerage commissions associated with buying and selling options may be proportionately higher than those associated with general securities transactions.

                           DESCRIPTION OF THE TRUST

   Loomis Sayles Funds II, registered with the SEC as a registered open-end management investment company, is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust, dated February 20, 1991, as amended, and is a "series" company as described in Section

18(f)(2) of the 1940 Act. The Trust offers a total of twelve series. Prior to July 1, 2003, Loomis Sayles Funds II was named "Loomis Sayles Funds."

   The Declaration of Trust of Loomis Sayles Funds II permits the Trust's Trustees to issue an unlimited number of full and fractional shares of each series (each, a "Fund"). Each share of the Fund represents an equal proportionate interest in the Fund with each other share of that Fund and is entitled to a proportionate interest in the dividends and distributions from that Fund. The Declaration of Trust further permits the Trust's Board of Trustees to divide the shares of each series into any number of separate classes, each having such rights and preferences relative to other classes of the same series as the Trust's Board of Trustees may determine. When you invest in a Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive dividends as determined by the Trust's Board of Trustees and to cast a vote for each share you own at shareholder meetings. The shares of the Fund do not have any preemptive rights. Upon termination of the Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of each class of the Fund are entitled to share pro rata in the net assets attributable to that class of shares of the Fund available for distribution to shareholders. The Declaration of Trust also permits the Board of Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.


   The shares of the Fund are divided into four classes: Class A, Class B, Class C and Class Y (Class Y shares are offered through a different Prospectus than Class A, Class B and Class C shares). As of June 1, 2007, Retail Class and Institutional Class shares were redesignated as Class A and Class Y shares respectively. All expenses of the Fund (including advisory and subadvisory fees but excluding transfer agency fees and expenses of printing and mailing Prospectuses to shareholders ("Other Expenses")) are borne by its classes on a pro rata basis, except for 12b-1 fees, which are borne separately by Classes A, B and C and may be charged at a separate rate to each such class. Other expenses are borne by such classes on a pro rata basis. The multiple class structure could be terminated should certain IRS rulings or SEC regulatory positions be rescinded or modified.


   The assets received by each class of the Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of the creditors, are allocated to, and constitute the underlying assets of, that class of the Fund. The underlying assets of each class of the Fund are segregated and are charged with the expenses with respect to that class of the Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular class of the Fund are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of the Fund, certain expenses may be legally chargeable against the assets of all of the Funds in the Trust.


   The Declaration of Trust also permits the Trust's Board of Trustees, without shareholder approval, to subdivide any Fund or series or class of shares into various sub-series or sub-classes with such dividend preferences and other rights as the trustees may designate. The Trust's Board of Trustees may also, without shareholder approval, establish one or more additional series or classes or merge two or more existing series or classes. Shareholders' investments in such an additional or merged series would be evidenced by a separate series of shares (i.e., a new "fund").


   The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or the Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Fund affected. Similarly, any class within a Fund may be terminated by vote of at least two-thirds of the outstanding shares of such class. The Declaration of Trust further provides that the Board of Trustees may also without shareholder approval terminate the Trust or the Fund upon written notice to its shareholders.

                                 VOTING RIGHTS


   Shareholders of the Fund are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided in the Declaration of Trust) in the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.


   All classes of shares of the Fund have identical voting rights except that each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Each class of shares has exclusive voting rights with respect to matters pertaining to any distribution or servicing plan or agreement applicable to that class. Matters submitted to shareholder vote will be approved by each series separately except (i) when required by the 1940 Act shares shall be voted together and (ii) when the matter does not affect all series, then only shareholders of the series affected shall be entitled to vote on the matter. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of trustees and the selection of the Trust's independent registered public accounting firm, but shareholders of each series vote separately on most other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and subadvisory agreement relating to that series, and shareholders of each class within a series vote separately as to the Rule 12b-1 plan (if any) relating to that class.

   There will normally be no meetings of shareholders for the purpose of electing trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if there is a vacancy on the Board of Trustees, such vacancy may be filled only by a vote of the shareholders unless, after filing such vacancy by other means, at least two-thirds of the trustees holding office shall have been elected by the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose.

   Upon written request by a minimum of ten holders of shares having held their shares for a minimum of six months and having a net asset value of at least $25,000 or constituting at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).


   Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Shareholder voting rights are not cumulative.

   The affirmative vote of a majority of shares of the Trust voted (assuming a quorum is present in person or by proxy) is required to amend the Declaration of Trust if such amendment (1) affects the power of shareholders to vote,
(2) amends the section of the Declaration of Trust governing amendments, (3) is one for which a vote is required by law or by the Trust's registration statement or (4) is submitted to the shareholders by the Trustees. If one or more new series of the Trust is established and designated by the trustees, the shareholders having beneficial interests in the Fund shall not be entitled to vote on matters exclusively affecting such new series, such matters including, without limitation, the adoption of or any change in the investment objectives, policies or restrictions of the new series and the approval of the investment advisory contracts of the new series. Similarly, the shareholders of the new series shall not be entitled to vote on any such matters as they affect the Fund.

                       SHAREHOLDER AND TRUSTEE LIABILITY

   Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees. The Declaration of Trust provides for indemnification out of the Fund's property for all loss and expense of any shareholder held personally liable for the obligations of the Fund by reason of owning shares of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and a Fund itself would be unable to meet its obligations.

   The Declaration of Trust further provides that the Board of Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of the Trust provide for indemnification by the Trust of trustees and officers of the Trust, except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Trust. Such persons may not be indemnified against any liability to the Trust or the Trust's shareholders to whom he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Trust offers only its own Funds' shares for sale, but it is possible that the Trust might become liable for any misstatements in a Prospectus that relate to another Trust. The trustees of the Trust have considered this possible liability and approved the use of a combined Prospectus for Funds of the Trust.

                               HOW TO BUY SHARES

   The procedures for purchasing shares of the Fund are summarized in the Prospectuses. All purchases made by check should be in U.S. dollars and made payable to IXIS Advisor Funds.

   Shares may also be purchased either in writing, by phone, by wire, by electronic funds transfer using Automated Clearing House ("ACH"), or by exchange, as described in the Prospectuses, or through firms that are members of the NASD and that have selling agreements with the Distributor. For purchase of Fund shares by mail, the trade date is the day of receipt of the check in good order by the transfer agent so long as it is received by the close of regular trading of the New York Stock Exchange (the "Exchange") on a day when the Exchange is open. For purchases through the ACH system, the shareholder's bank or credit union must be a member of the ACH system and the shareholder must have approved banking information on file. With respect to shares purchased by wire or through the ACH system, shareholders should bear in mind that the transactions may take two or more days to complete. Banks may charge a fee for transmitting funds by wire.

   You may also use IXIS Advisor Funds Personal Access Line(R) (800-225-5478, press 1) or IXIS Advisor Funds Web site (www.ixisadvisorfunds.com) to purchase Fund shares (except for Class Y shares). For more information, see the section "Shareholder Services" in this Statement.

   At the discretion of the Distributor, bank trust departments or trust companies may also be eligible for investment in Class Y shares at a reduced minimum, subject to certain conditions including a requirement to meet the minimum investment balance within a specified time period. Please contact the Distributor at 800-225-5478 for more information. At the discretion of the Distributor, clients of IXIS Advisors may purchase, at NAV, Class A shares of IXIS Advisor Funds that do not offer Class Y shares.


   Shareholders of the Fund may be permitted to open an account without an initial investment and then wire funds into the account once established. These shareholders will still be subject to the investment minimums as detailed in the prospectus of the Fund.


                                  REDEMPTIONS


   The procedures for redemption of shares of the Fund are summarized in its Prospectus. As described in the Prospectus, a CDSC may be imposed on certain redemptions of Classes A, B and C shares, and a redemption fee may be charged on redemptions and exchanges of certain of the funds. For purposes of the CDSC, an exchange of shares from one fund to another fund is not considered a redemption or a purchase. For federal tax purposes, however, such an exchange is considered a sale and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or loss. In determining whether a CDSC is applicable to a redemption of Class A, Class B or Class C shares, the calculation will be determined in the manner that results in the lowest rate being charged. The charge will not be applied to dollar amounts representing an increase in the net asset value of shares since the time of purchase or reinvested distributions associated with such shares. Unless you request otherwise at the time of redemption, the CDSC is deducted from the redemption, not the amount remaining in the account.

   The Fund will only accept Medallion signature guarantees bearing the STAMP 2000 Medallion imprint. Please contact the Fund at 800-225-5478 with any questions regarding when a Medallion signature guarantee is required.


   If you select the telephone redemption service in the manner described in the next paragraph, shares of the Fund may be redeemed by calling toll free 800-225-5478. A wire fee may be deducted from the proceeds if you elect to receive the funds wired to your bank on record. Telephone redemption requests must be received by the close of regular trading on the Exchange. Requests made after that time or on a day when the Exchange is not open for business will receive the next business day's closing price. The proceeds of a telephone withdrawal will normally be sent within three business days following receipt of a proper redemption request.

   In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Service Options Form, which is available at www.ixisadvisorfunds.com or from your investment dealer. When selecting the service, a shareholder may have their withdrawal proceeds sent to his or her bank, in which case the shareholder must designate a bank account on his or her application or Service Options Form to which the redemption proceeds should be sent as well as provide a check marked "VOID" and/or a deposit slip that includes the routing number of his or her bank. Any change in the bank account so designated may be made by furnishing to Boston Financial or your investment dealer a completed Service Options Form, which may require a Medallion signature guarantee. Telephone redemptions by ACH or wire may only be made if the designated bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Fund, the Distributor, the transfer agent and State Street Bank (the Fund's custodian) are not responsible for the authenticity of withdrawal instructions received by telephone, although they will apply established verification procedures. Boston Financial (the Fund's transfer agent), as agreed to with the Fund, will employ reasonable procedures to confirm that your telephone instructions are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Such verification procedures include, but are not limited to, requiring a form of personal identification prior to acting on an investor's telephone instructions and recording an investor's instructions.

   Shares purchased by check or through ACH may not be available immediately for redemption. The Fund may withhold redemption proceeds for 10 days when redemptions are made within 10 calendar days of purchase by check or through ACH.


   The redemption price will be the net asset value per share (less any applicable CDSC) next determined after the redemption request and any necessary special documentation are received by the transfer agent or your investment dealer in proper form. Payment normally will be made by the Fund within seven days thereafter. However, in the event of a request to redeem shares for which the Fund has not yet received good payment, the Fund reserves the right to withhold payments of redemption proceeds if the purchase of shares was made by a check which was deposited within ten calendar days prior to the redemption request (unless the Fund is aware that the check has cleared).


   The CDSC may be waived on redemptions made from IRA accounts due to attainment of age 59 1/2 for IRA shareholders who established accounts prior to January 3, 1995. The CDSC may also be waived on redemptions made from IRA accounts due to death, disability, return of excess contribution, required minimum distributions at age 70 1/2 (waivers apply only to amounts necessary to meet the required minimum amount based on assets held within the Funds), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% annually of the value of the account, and redemptions made from the account to pay custodial fees. The CDSC may also be waived on redemptions within one year following the death of (i) the sole shareholder of an individual account,
(ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act, Uniform Transfer to Minors Act or other custodial account. If the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption occurring within one year of death. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged. If shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC when redeemed from the transferee's account.

   The CDSC may be waived on redemptions made from 403(b)(7) custodial accounts due to attainment of age 59 1/2 for shareholders who established custodial accounts prior to January 3, 1995. The CDSC may also be waived on redemptions made from 403(b)(7) custodial accounts due to death or disability.

   The CDSC may also be waived on redemptions necessary to pay plan participants or beneficiaries from qualified retirement plans under Section 401 of the Code, including profit sharing plans, money purchase plans, 401(k) and custodial accounts under Section 403(b)(7) of the Code. Distributions necessary to pay plan participants and beneficiaries include payment made due to death, disability, separation from service, normal or early retirement as defined in the plan document, loans from the plan and hardship withdrawals, return of excess contributions, required minimum distributions at age 70 1/2 (waivers only apply to amounts necessary to meet the required minimum amount), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% annually of the value of your account, and redemptions made from qualified retirement accounts or Section 403(b)(7) custodial accounts necessary to pay custodial fees.

   A CDSC will apply in the event of plan level transfers, including transfers due to changes in investment where assets are transferred outside of IXIS Advisor Funds, including IRA and 403(b)(7) participant-directed transfers of assets to other custodians (except for the reasons given above) or qualified transfers of assets due to trustee-directed movement of plan assets due to merger, acquisition or addition of additional funds to the plan.

   In order to redeem shares electronically through the ACH system, a shareholder's bank or credit union must be a member of the ACH system and the shareholder must have a completed, approved ACH application on file. In addition, the telephone request must be received no later than the close of the Exchange. Upon receipt of the required information, the appropriate number of shares will be redeemed and the monies forwarded to the bank designated on the shareholder's application through the ACH system. The redemption will be processed the day the telephone call is made and the monies generally will arrive at the shareholder's bank within three business days. The availability of these monies will depend on the individual bank's rules.


   The Fund will normally redeem shares for cash; however, the Fund reserves the right to pay the redemption price wholly or partly in kind, if the Trust determines it to be advisable and in the interest of the remaining shareholders of a Fund. The redemptions in kind will be selected by the Fund's adviser in light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Fund at the beginning of such period. The Fund does not currently impose any redemption charge other than the CDSC imposed by the Fund's distributor, both as described in the Prospectuses. The Board of Trustees reserves the right to impose additional charges at any time. A redemption constitutes a sale of shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See also "Taxes" below.


Reinstatement Privilege (Class A shares only)


   The Prospectus describes redeeming shareholders' reinstatement privileges for Class A shares. In order to exercise the reinstatement privilege, you must provide the investment check and written notice to IXIS Advisor Funds (directly or through your financial representative) within 120 days of your redemption. The reinstatement or exchange will be made at net asset value next determined after receipt of the notice and the investment check and will be limited to the amount of the redemption proceeds.


   Even though an account is reinstated, the redemption will constitute a sale for federal income tax purposes. Investors who reinstate their accounts by purchasing shares of the Fund should consult with their tax advisers with respect to the effect of the "wash sale" rule if a loss is realized at the time of the redemption.

                             SHAREHOLDER SERVICES

Open Accounts

   A shareholder's investment is automatically credited to an open account maintained for the shareholder by Boston Financial. Following each additional investment or redemption from the account initiated by an investor (with the exception of systematic investment plans), a shareholder will receive a confirmation statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each calendar year, Boston Financial will send each shareholder a statement providing account information which may include federal tax information on dividends and distributions paid to the shareholder during the year. This statement should be retained as a permanent record. Boston Financial may charge a fee for providing duplicate information.

   The open account system provides for full and fractional shares expressed to three decimal places and, by making the issuance and delivery of stock certificates unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates. Certificates will not be issued for any class of shares.

   The costs of maintaining the open account system are paid by the Fund and no direct charges are made to shareholders. Although the Fund has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive prior notice before any such charges are made.

Automatic Investment Plans (Classes A, B and C Shares)


   Subject to the Fund's investor eligibility requirements, investors may automatically invest in additional shares of a Fund on a monthly basis by authorizing the Fund to draft from an investor's bank account. The draft is executed under the Investment Builder Program, a program designed to facilitate such periodic payments and are forwarded to Boston Financial for investment in the Fund. A plan may be opened with an initial investment of $1,000 or more and thereafter regular monthly drafts of $50 or more will be drawn on the investor's account. (Shareholders with accounts participating in IXIS Advisor Funds' Investment Builder Program prior to May 1, 2005 may continue to make subsequent purchases of $25 or more into those accounts). The reduced minimum initial investment pursuant to an automatic investment plan is referred to in the Prospectus. An Investment Builder application must be completed to open an automatic investment plan and may be obtained by calling the Fund at 800-225-5478 or your investment dealer or by visiting the Fund's website at www.ixisadvisorfunds.com.

   This program is voluntary and may be terminated at any time by the Fund upon notice to existing plan participants. The Investment Builder Program plan may be discontinued at any time by the shareholder upon written notice to the Fund, which must be received at least five business days prior to any payment date. The plan may be discontinued by the Fund at any time without prior notice if any draft is not paid upon presentation; or by written notice to the shareholder at least thirty days prior to any payment date. The Fund is under no obligation to notify shareholders as to the nonpayment of any check.


Retirement Plans and Other Plans Offering Tax Benefits (Classes A, B and C
Shares)

   The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans may be funded with shares of the Fund or with certain other investments. The plans include H.R. 10 (Keogh) plans for self-employed individuals and partnerships, individual retirement accounts (IRAs), corporate pension trust and profit sharing plans, including 401(k) plans, and retirement plans for public school systems and certain tax exempt organizations, i.e., 403(b)(7) plans.


   The minimum initial investment available to retirement plans and other plans offering tax benefits is referred to in the Prospectus. For these plans, initial investments in a Fund must be at least $1,000 for IRAs and Keogh plans using the IXIS Advisor Funds prototype document and $500 for Coverdell Education Savings Accounts and at least $100 for any subsequent investments. There is no initial or subsequent investment minimum for SIMPLE IRAs and 403(b)(7) plans using the IXIS Advisor Funds' prototype documents. Income dividends and capital gain distributions must be reinvested (unless the investor is over age 59 1/2 or disabled). These types of accounts may be subject to fees. Plan documents and further information can be obtained from the Distributor.


   Certain retirement plans may also be eligible to purchase Class Y shares. See the Prospectus relating to Class Y shares.

Systematic Withdrawal Plans (Classes A, B and C Shares)

   An investor owning the Fund's shares having a value of $10,000 or more at the current public offering price may establish a Systematic Withdrawal Plan ("Plan") providing for periodic payments of a fixed or variable amount. An investor may terminate the plan at any time. A form for use in establishing such a plan is available from the servicing agent or your investment dealer. Withdrawals may be paid to a person other than the shareholder if a Medallion signature guarantee is provided. Please consult your investment dealer or the Fund.

   A shareholder under a Plan may elect to receive payments monthly, quarterly, semiannually or annually for a fixed amount of not less than $50 or a variable amount based on (1) the market value of a stated number of shares, (2) a specified percentage of the account's market value or (3) a specified number of years for liquidating the account (e.g., a 20-year program of 240 monthly payments would be liquidated at a monthly rate of 1/240, 1/239, 1/238, etc.). The initial payment under a variable payment option may be $50 or more.

   In the case of shares subject to a CDSC, the amount or percentage you specify may not, on an annualized basis, exceed 10% of the value, as of the time you make the election, of your account with the Fund with respect to which you are electing the Plan. Withdrawals of Class B shares of a Fund under the Plan will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares purchased through the reinvestment of distribution in your account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in your account. No CDSC applies to redemptions pursuant to the Plan. A redemption fee may apply.

   All shares under the Plan must be held in an open (uncertificated) account. Income dividends and capital gain distributions will be reinvested (without a sales charge in the case of Class A shares) at net asset value determined on the record date.

   Since withdrawal payments represent proceeds from the liquidation of shares, withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, a shareholder should consider whether a Plan and the specified amounts to be withdrawn are appropriate under the circumstances. The Fund and the Distributor make no recommendations or representations in this regard. It may be appropriate for a shareholder to consult a tax adviser before establishing such a plan. See "Redemptions" and "Taxes" below for certain information as to federal income taxes.

   It may be disadvantageous for a shareholder to purchase on a regular basis additional Fund shares with a sales charge while redeeming shares under a Plan. Accordingly, the Fund and the Distributor do not recommend additional investments in Class A shares by a shareholder who has a withdrawal plan in effect and who would be subject to a sales load on such additional investments. IXIS Advisor Funds may modify or terminate this program at any time.

   Because of statutory restrictions, this Plan is not available to pension or profit-sharing plans, IRAs or 403(b)(7) plans that have State Street Bank as trustee.


Payroll Deduction Program

   The Fund no longer offers the Payroll Deduction Plan to new shareholders. Shareholders enrolled in the Payroll Deduction Program prior to May 1, 2005 may continue to participate in the program for the accounts that were included in that enrollment but may not add the program to additional accounts. Employees of IXIS Advisors may continue to participate in the program and may continue to add the program to additional accounts. In order to participate, employees must establish an account that meets the minimum initial investment amount. Subsequent investments through the program must be for a minimum of $50 on a monthly basis.


Dividend Diversification Program


   You may also establish a Dividend Diversification Program, which allows you to have all dividends and any other distributions automatically invested in shares of the same class of another IXIS Advisor Fund, subject to the investor eligibility requirements of that other Fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value (without a sales charge or CDSC) on the dividend record date. A dividend diversification account must be registered to the same shareholder(s) as the distributing Fund account and, if a new account in the purchased Fund is being established, the purchased Fund's minimum investment requirements must be met. Before establishing a Dividend Diversification Program into any other IXIS Advisor Fund, you must obtain and carefully read a copy of that Fund's Prospectus.

Exchange Privilege


   A shareholder may exchange the shares of the Fund for shares of the same class of another IXIS Advisor Fund, IXIS Advisor Cash Management Trust--Money Market Series (the "Money Market Fund") or series of Loomis Sayles Funds I or Loomis Sayles Funds II that offers that class (subject to the investor eligibility requirements, if any, of the fund into which the exchange is being made and any other limits on the sales of or exchanges into that fund) on the basis of relative net asset values at the time of the exchange without any sales charge. An exchange of shares in one fund for shares of another fund is a taxable event on which gain or loss may be recognized. In certain limited circumstances, the Distributor may waive the requirement that shareholders pay the difference between any sales charge already paid on their shares and the higher sales charge of the fund into which they are exchanging at the time of the exchange. When an exchange is made from the Class A, Class B or Class C shares of one Fund to the same class of shares of another Fund, the shares received by the shareholder in the exchange will have the same age characteristics as the shares exchanged. The age of the shares determines the expiration of the CDSC and, for the Class B shares, the conversion date. As stated above, if you own Class A, Class B or Class C shares, you may also elect to exchange your shares of the Fund for shares of the same class of the Money Market Fund. On all exchanges of Class B or C shares subject to a CDSC into the Money Market Fund, the exchange stops the aging period relating to the CDSC, and, for Class B shares only, relating to conversion to Class A shares. The aging period resumes only when an exchange is made back into Classes B and C shares of a Fund. Shareholders may also exchange their shares in the Money Market Fund for shares of the same class of any other IXIS Advisor Fund listed below, subject to those funds' eligibility requirements and sales charges. If you own Class Y shares, you may exchange those shares for Class Y shares of other Funds, for Institutional Class shares of any other series of Loomis Sayles Funds I or Loomis Sayles Funds II that offers Institutional Class shares, or for Class A shares of the Money Market Fund. These options are summarized in the Prospectuses. An exchange may be effected, provided that neither the registered name nor address of the accounts is different and provided that a certificate representing the shares being exchanged has not been issued to the shareholder, by (1) a telephone request to the Fund at 800-225-5478 or (2) a written exchange request to the Fund, P.O. Box 219579, Kansas City, MO 64121-9579. You must acknowledge receipt of a current Prospectus for a Fund before an exchange for that Fund can be effected. The minimum amount for an exchange is the minimum amount to open an account or the total net asset value of your account, whichever is less.


   All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. The Fund reserves the right to suspend or change the terms of exchanging shares. The Fund and the Distributor reserve the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund's other shareholders or possibly disruptive to the management of the Fund.

   An exchange transaction is a redemption of shares and is subject to the redemption fee policy. See the section "Redemptions" above.

   Agents, general agents, directors and senior officers of New England Financial and its insurance company subsidiaries may, at the discretion of New England Financial, elect to exchange Class A shares of any series of the Trust acquired in connection with deferred compensation plans offered by New England Financial for Class Y shares of any series of the Trust which offers Class Y shares. To obtain a Prospectus and more information about Class Y shares, please call the Distributor toll free at 800-225-5478.

   Before requesting an exchange into any other IXIS Advisor Fund, Money Market Fund, or series of Loomis Sayles Funds I or Loomis Sayles Funds II, please read its prospectus carefully. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days' advance notice of any material change to the exchange privilege.

Automatic Exchange Plan (Classes A, B and C Shares)

   As described in the Prospectus following the caption "Additional Investor Services of IXIS Advisor Funds," a shareholder may establish an Automatic Exchange Plan under which shares of a Fund are automatically exchanged each month for shares of the same class of one or more of the other Funds. Registration on all accounts must be identical. The two dates each month on which exchanges may be made are the 15th and 28th (or the first business day thereafter if either the 15th or the 28th is not a business day) until the account is exhausted or until Boston Financial is notified in writing to terminate the plan. Exchanges may be made in amounts of $100 or more. The Service Options Form may be used to establish an Automatic Exchange Plan and is available from Boston Financial or your financial representative.

Broker Trading Privileges

   The Distributor may, from time to time, enter into agreements with one or more brokers or other intermediaries to accept purchase and redemption orders for Fund shares until the close of regular trading on the Exchange (normally, 4:00 p.m. Eastern time on each day that the Exchange is open for trading); such purchase and redemption orders will be deemed to have been received by the Fund when the authorized broker or intermediary accepts such orders; and such orders will be priced using that Fund's net asset value next computed after the orders are placed with and accepted by such brokers or intermediaries. Any purchase and redemption orders received by a broker or intermediary under these agreements will be transmitted daily to the Fund no later than the time specified in such agreement; but, in any event, no later than 9:30 a.m. following the day that such purchase or redemption orders are received by the broker or intermediary.

Transcript Requests

   Transcripts of account transactions will be provided, for a fee, at the shareholders request. Transcripts for the current calendar year and the past calendar year will be provided free of charge. Requests for transcripts for periods prior to that will be subject to a fee of $10 per transcript up to a maximum of $75 per account.

Self-Servicing Your Account with IXIS Advisor Funds Personal Access Line(R) and Web Site

   IXIS Advisor Funds shareholders may access account information, including share balances and recent account activity online, by visiting our Web site at www.ixisadvisorfunds.com. Transactions may also be processed online for certain accounts (restrictions may apply). Such transactions include purchases, redemptions and exchanges, and shareholders are automatically eligible for these features. IXIS Advisor Funds has taken measures to ensure the security of shareholder accounts, including the encryption of data and the use of personal identification (PIN) numbers. In addition, you may restrict these privileges from your account by calling IXIS Advisor Funds at 800-225-5478, or writing to us at P.O. Box 219579, Kansas City, MO 64121-9579. More information regarding these features may be found on our Web site at www.ixisadvisorfunds.com.


   Investor activities through these mediums are subject to the terms and conditions outlined in the following IXIS Advisor Funds Online and Telephonic Customer Agreement. This agreement is also posted on our Web site. The initiation of any activity through the IXIS Advisor Funds Personal Access Line(R) or Web site at www.ixisadvisorfunds.com by an investor shall indicate agreement with the following terms and conditions:


          IXIS Advisor Funds Online and Telephonic Customer Agreement

NOTE: ACCESSING OR REQUESTING ACCOUNT INFORMATION OR TRANSACTIONS THROUGH THIS SITE CONSTITUTES AND SHALL BE DEEMED TO BE AN ACCEPTANCE OF THE FOLLOWING TERMS AND CONDITIONS.

   The accuracy, completeness and timeliness of all mutual fund information provided is the sole responsibility of the mutual fund company that provides the information. No party that provides a connection between this Web site and a mutual fund or its transfer agency system can verify or ensure the receipt of any information transmitted to or from a mutual fund or its transfer agent, or the acceptance by, or completion of any transaction with, a mutual fund.

   The online acknowledgments or other messages that appear on your screen for transactions entered do not mean that the transactions have been received, accepted or rejected by the mutual fund. These acknowledgments are only an indication that the transactional information entered by you has either been transmitted to the mutual fund, or that it cannot be transmitted. It is the responsibility of the mutual fund to confirm to you that it has received the information and accepted or rejected a transaction. It is the responsibility of the mutual fund to deliver to you a current prospectus, confirmation statement and any other documents or information required by applicable law.

NO TRANSACTION SHALL BE DEEMED ACCEPTED UNTIL YOU RECEIVE A WRITTEN CONFIRMATION FROM THE FUND COMPANY.

   You are responsible for reviewing all mutual fund account statements received by you in the mail in order to verify the accuracy of all mutual fund account information provided in the statement and transactions entered through this site. You are also responsible for promptly notifying the mutual fund of any errors or inaccuracies relating to information contained in, or omitted from, your mutual fund account statements, including errors or inaccuracies arising from the transactions conducted through this site.

TRANSACTIONS ARE SUBJECT TO ALL REQUIREMENTS, RESTRICTIONS AND FEES AS SET FORTH IN THE PROSPECTUS OF THE SELECTED FUND.


THE CONDITIONS SET FORTH IN THIS AGREEMENT EXTEND NOT ONLY TO TRANSACTIONS TRANSMITTED VIA THE INTERNET BUT TO TELEPHONIC TRANSACTIONS INITIATED THROUGH THE IXIS ADVISOR FUNDS PERSONAL ACCESS LINE(R)


   You are responsible for the confidentiality and use of your personal identification numbers, account numbers, social security numbers and any other personal information required to access the site or transmit telephonically. Any individual that possesses the information required to pass through all security measures will be presumed to be you. All transactions submitted by an individual presumed to be you will be solely your responsibility.

   You agree that IXIS Advisor Funds does not have the responsibility to inquire as to the legitimacy or propriety of any instructions received from you or any person believed to be you, and is not responsible or liable for any losses that may occur from acting on such instructions.

   IXIS Advisor Funds is not responsible for incorrect data received via the Internet or telephonically from you or any person believed to be you. Transactions submitted over the Internet and telephonically are solely your responsibility and IXIS Advisor Funds makes no warranty as to the correctness, completeness, or the accuracy of any transmission. Similarly IXIS Advisor Funds bears no responsibility for the performance of any computer hardware, software, or the performance of any ancillary equipment and services such as telephone lines, modems, or Internet service providers.

   The processing of transactions over this site or telephonically will involve the transmission of personal data including social security numbers, account numbers and personal identification numbers. While IXIS Advisor Funds has taken reasonable security precautions including data encryption designed to protect the integrity of data transmitted to and from the areas of our Web site that relate to the processing of transactions, we disclaim any liability for the interception of such data.

You agree to immediately notify IXIS Advisor Funds if any of the following occurs:

     1. You do not receive confirmation of a transaction submitted via the Internet or telephonically within five (5) business days.

     2. You receive confirmation of a transaction of which you have no knowledge and was not initiated or authorized by you.

     3. You transmit a transaction for which you do not receive a confirmation number.

     4. You have reason to believe that others may have gained access to your personal identification number (PIN) or other personal data.

     5. You notice an unexplained discrepancy in account balances or other changes to your account, including address changes, and banking instructions on any confirmations or statements.


   Any costs incurred in connection with the use of the IXIS Advisor Funds Personal Access Line(R) or the IXIS Advisor Funds Internet site including telephone line costs and Internet service provider costs are solely your responsibility. Similarly IXIS Advisor Funds makes no warranties concerning the availability of Internet services or network availability.


   IXIS Advisor Funds reserves the right to suspend, terminate or modify the Internet capabilities offered to shareholders without notice.

YOU HAVE THE ABILITY TO RESTRICT INTERNET AND TELEPHONIC ACCESS TO YOUR ACCOUNTS BY NOTIFYING IXIS ADVISOR FUNDS OF YOUR DESIRE TO DO SO.

Written notifications to IXIS Advisor Funds should be sent to:

       IXIS Advisor Funds
       P. O. Box 219579
       Kansas City, MO 64121-9579

Notification may also be made by calling 800-225-5478 during normal business hours.

                                NET ASSET VALUE

   The method for determining the public offering price and net asset value per share is summarized in the Prospectus.


   The total net asset value or "NAV" of each class of shares of a Fund (the excess of the assets of such Fund attributable to such class over the liabilities attributable to such class) is determined at the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the Exchange is open for trading. In addition, in Loomis Sayles' discretion, the Fund's shares may be priced on a day the Exchange is closed for trading if Loomis Sayles determines that it is advisable to do so based primarily upon factors such as whether (i) there has been enough trading in that Fund's portfolio securities to materially affect the net asset value of the Fund's shares and (ii) whether in Loomis Sayles' view sufficient information (e.g., prices reported by pricing services) is available for the Fund's shares to be priced. The Fund does not expect to price their shares on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Equity securities, including closed-end investment companies and exchange traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Capital Market, NASDAQ Global Market or NASDAQ Global Select Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser's pricing committee and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Options, interest rate futures and options thereon that are traded on exchanges are valued at their last sale price as of the close of such exchanges. Securities for which current market quotations are not readily available and all other assets are valued at fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board. Investments in other open-ended investment companies are valued at their net asset value each day.

   Generally, trading in foreign government securities and other fixed-income securities, as well as trading in equity securities in markets outside the United States, is substantially completed each day at various times prior to the close of the Exchange. Securities traded on a foreign exchange will be valued at their market price on the non-U.S. exchange except for securities traded on the London Stock Exchange ("British Equities"). British Equities will be valued at the mean between the last bid and last asked prices on the London Stock Exchange. . The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Securities principally traded outside the United States will generally be valued several hours before the close of regular trading on the Exchange, generally 4:00 p.m. Eastern Time, when the Fund computes the net asset value of their shares. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the Exchange, which events will not be reflected in the computation of the Fund's net asset value. If, in the determination of the Board of Trustees or persons acting at their direction, events materially affecting the value of the Fund's securities occur during such period, then these securities may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing their securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time the Fund's net asset value is calculated.


   Because of fair value pricing, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value. The Fund may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets).

   Trading in some of the portfolio securities of some of the Fund takes place in various markets outside the United States on days and at times other than when the Exchange is open for trading. Therefore, the calculation of these Funds' net asset value does not take place at the same time as the prices of many of its portfolio securities are determined, and the value of the Fund's portfolio may change on days when the Fund is not open for business and its shares may not be purchased or redeemed.

   The per share net asset value of a class of the Fund's shares is computed by dividing the number of shares outstanding into the total net asset value attributable to such class. The public offering price of a Class A share of a Fund is the net asset value per share next-determined after a properly completed purchase order is accepted by Boston Financial or State Street Bank, plus a sales charge as set forth in the Fund's Prospectus. The public offering price of a Class B, C or Y shares of a Fund is the next-determined net asset value.

                             REDUCED SALES CHARGES

   The following special purchase plans are summarized in the Prospectuses and are described in greater detail below. Investors should note that in many cases, the broker, and not the Fund, is responsible for ensuring that the investor receives current discounts.

   If you invest in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure you obtain the proper "breakpoint" discount. In order to reduce your sales charge, it will be necessary at the time of purchase to inform the Distributor and your financial intermediary, in writing, of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints. If the Distributor is not notified that you are eligible for a reduced sales charge, the Distributor will be unable to ensure that the reduction is applied to the investor's account. You may be required to provide certain records and information, such as account statements, with respect to all of your accounts which hold Fund shares, including accounts with other financial intermediaries, and your family members' and other related parties' accounts, in order to verify your eligibility for the reduced sales charge.

Cumulative Purchase Discount


   A Fund shareholder may make an initial or an additional purchase of Class A shares and be entitled to a discount on the sales charge payable on that purchase. This discount will be available if the shareholder's "total investment" in the Fund reaches the breakpoint for a reduced sales charge in the table under "How Sales Charges Are Calculated--Class A shares" in the Class A, B and C Prospectus. The total investment is determined by adding the amount of the additional purchase, including sales charge, to the current public offering price of all series and classes of shares of the IXIS Advisor Funds held by the shareholder in one or more accounts. If the total investment exceeds the breakpoint, the lower sales charge applies to the entire additional investment even though some portion of that additional investment is below the breakpoint to which a reduced sales charge applies. For example, if a shareholder who already owns shares of one or more Funds or other of the IXIS Advisor Funds with a value at the current public offering price of $30,000 makes an additional purchase of $20,000 of Class A shares of another Fund or IXIS Advisor Fund, the reduced sales charge of 4.5% of the public offering price will apply to the entire amount of the additional investment.


Letter of Intent

   A Letter of Intent (a "Letter"), which can be effected at any time, is a privilege available to investors that reduces the sales charge on investments in Class A shares. Ordinarily, reduced sales charges are available for single purchases of Class A shares only when they reach certain breakpoints (e.g., $25,000, $100,000, etc.). By signing a Letter, a shareholder indicates an intention to invest enough money in Class A shares within 13 months to reach a breakpoint. If the shareholder's intended aggregate purchases of all series and classes of the Trust over a defined 13-month period will be large enough to qualify for a reduced sales charge, the shareholder may invest the smaller individual amounts at the public offering price calculated using the sales load applicable to the 13-month aggregate investment.

   A Letter is a non-binding commitment, the amount of which may be increased, decreased or canceled at any time. The effective date of a Letter is the date it is received in good order by the Funds' transfer agent.

   A reduced sales charge is available for aggregate purchases of all series and classes of shares of the Trust pursuant to a written Letter effected within 90 days after any purchase. In the event the account was established prior to 90 days before the effective date of the Letter, the account will be credited with the Rights of Accumulation ("ROA") towards the breakpoint level that will be reached upon the completion of the 13 months' purchases. The ROA credit is the value of all shares held as of the effective dates of the Letter based on the "public offering price computed on such date."

   The cumulative purchase discount, described above, permits the aggregate value at the current public offering price of Class A shares of any accounts with the Trust held by a shareholder to be added to the dollar amount of the intended investment under a Letter, provided the shareholder lists them on the account application.

   The Fund's transfer agent will hold in escrow shares with a value at the current public offering price of 5% of the aggregate amount of the intended investment. The amount in escrow will be released when the commitment stated in the Letter is completed. If the shareholder does not purchase shares in the amount indicated in the Letter, the shareholder agrees to remit to the Fund's transfer agent the difference between the sales charge actually paid and that which would have been paid had the Letter not been in effect, and authorizes the Fund's transfer agent to redeem escrowed shares in the amount necessary to make up the difference in sales charges. Reinvested dividends and distributions are not included in determining whether the Letter has been completed.

Combining Accounts


   For purposes of determining the sales charge applicable to a given purchase, a shareholder may elect to combine the purchase and the shareholder's total investment (calculated at the current public offering price) in all series and classes of the IXIS Advisor Funds (excluding the Money Market Fund) unless the shares were purchased through an exchange with another IXIS Advisor
Fund) with the purchases and total investment of the shareholder's spouse, parents, children, siblings, grandparents, grandchildren, and in-laws of those previously mentioned, single trust estates, individual fiduciary accounts and sole proprietorships or any other group of individuals acceptable to the Distributor. If the combined value of the purchases and total investments exceed a sales charge breakpoint as disclosed in the Prospectus, the lower sales charge applies to the entire amount of the purchase, even though some portion of that investment is below the breakpoint to which a reduced sales charge applies.


   For certain retirement plans, the Distributor may, in its discretion, combine the purchases and total investment of all qualified participants in the same retirement plan for purposes of determining the availability of a reduced sales charge.

   Purchases and total investments of individuals may not be combined with purchases and total investments of the retirement plan accounts described in the preceding paragraph for the purpose of determining the availability of a reduced sales charge. Only the purchases and total investments in tax-qualified retirement plans or other employee benefit plans in which the shareholder is the sole participant may be combined with individual accounts for purposes of determining the availability of a reduced sales charge.


   Combining with Other Series and Classes of the IXIS Advisor Funds. A shareholder's total investment for purposes of the cumulative purchase discount includes the value at the current public offering price of any shares of series and classes of the IXIS Advisor Funds Trusts that the shareholder owns (which excludes shares of the Money Market Fund unless such shares were purchased by exchanging shares of any other IXIS Advisor Fund). Shares owned by persons described in the first paragraph under "Combining Accounts" above may also be included.


Clients of the Adviser


   Investment advisory clients of Loomis Sayles and IXIS Advisors may invest in Class Y shares of the Fund below minimums stated in the Class Y Prospectus. No front-end sales charge or CDSC applies to investments of $25,000 or more in Class A shares of the Fund by (1) clients of an adviser to any series of the Trust; any director, officer or partner of a client of an adviser to any series of the Trust; or the spouse, parents, children, siblings, in-laws, grandparents or grandchildren of the foregoing; (2) any individual who is a participant in a Keogh or IRA Plan under a prototype of an adviser to any series of the Trust if at least one participant in the plan qualifies under category (1) above; and
(3) an individual who invests through an IRA and is a participant in an employee benefit plan that is a client of an adviser to any series of the Trust. Any investor eligible for this arrangement should so indicate in writing at the time of the purchase. In addition, the front-end sales charge or CDSC may be waived for investments in Class A shares, for Funds that do not offer Class Y shares, by clients of an adviser to any series of the Trust.


Eligible Governmental Authorities

   There is no sales charge or CDSC related to investments in Class A shares by any state, county or city or any instrumentality, department, authority or agency thereof that has determined that a Fund is a legally permissible investment and that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment company.

Investment Advisory Accounts

   Class A shares of the Fund may be purchased at net asset value by investment advisers, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisers, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a), 403(b), 401(k) and 457 of the Code and "rabbi trusts." Investors may be charged a fee if they effect transactions through a broker or agent.

Certain Broker-Dealers and Financial Services Organizations

   Class A shares of the Fund also may be purchased at net asset value through certain broker-dealers and/or financial services organizations without any transaction fee. Such organizations may also receive compensation paid by IXIS Advisors, or its affiliates out of their own assets (as described above under "Distribution Agreements and 12b-1 Plans"), and/or be paid indirectly by the Fund in the form of servicing, distribution or transfer agent fees.

Certain Retirement Plans

   Class A shares of the Fund are available at net asset value for investments by participant-directed 401(a) and 401(k) plans that have $1 million or more in total plan assets or 100 or more eligible employees or by retirement plans whose third party administrator or dealer has entered into a service agreement with the Distributor and which may be subject to certain operational and minimum size requirements specified from time to time by the Distributor. The Distributor may pay compensation to such third party administrators or dealers. This compensation may be paid indirectly by the Fund in the form of service and/or distribution fees.

Bank Trust Departments or Trust Companies

   Class A shares of the Fund are available at net asset value for investments by non-discretionary and non-retirement accounts of bank trust departments or trust companies, but are unavailable if the trust department or institution is part of an organization not principally engaged in banking or trust activities.

The reduction or elimination of the sales charges in connection with special purchase plans described above reflects the absence or reduction of expenses associated with such sales.

                                     TAXES

In General

   As described in the Prospectuses, it is the policy of the Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized long-term capital gains, if any, after offsetting any capital loss carryovers.

   Ordinary income dividends and capital gain distributions are payable in full and fractional shares of the relevant class of the Fund based upon the net asset value determined as of the close of the Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their ordinary income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to IXIS Advisor Funds. In order for a change to be in effect for any dividend or distribution, it must be received by IXIS Advisor Funds on or before the record date for such dividend or distribution.

   If you elect to receive your dividends in cash and the dividend checks sent to you are returned "undeliverable" to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

   As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31st of the succeeding year.

Taxation of the Funds


   The Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify, the Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in qualified publicly traded partnerships; (ii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash, U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund's total assets is invested (1) in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or (2) in the securities of one or more qualified publicly traded partnerships, and (iii) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year.

   In general, for purposes of the 90% gross income requirement described in section (i) of the previous paragraph, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (a) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, and (b) that derives less than 90% of its income from the qualifying income described in section (i) of the prior paragraph) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. For purposes of paragraph
(ii) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership. In addition, for purposes of meeting the diversification requirement in section
(ii) of the prior paragraph, in the case of the Fund's investment in loans, the Fund shall treat both the intermediary and the issuer of the underlying loan as an issuer.


   To the extent that it qualifies for treatment as a regulated investment company, a Fund will not be subject to federal income tax on income distributed to its shareholders in a timely manner in the form of dividends (including Capital Gain Dividends, defined below). If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

   A nondeductible excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31st (or December 31st if the Fund is so permitted to elect and so elects) plus undistributed amounts from prior years. For these purposes, the Fund will be treated as having distributed any amount for which it is subject to income tax. The Fund intends to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that it will be able to do so.

Taxation of Fund Distributions

   For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends ("Capital Gain Dividends") will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.

   Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares (other than distributions, if any, designated by a Fund as "exempt-interest dividends"). Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains. Distributions declared and payable by a Fund during October, November or December to shareholders of record on a date in any such month and paid by a Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31st of the year in which declared rather than the calendar year in which they were received.

   Long-term capital gain rates applicable to individuals have been temporarily reduced - in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets - for taxable years beginning on or before December 31, 2010.


   For taxable years beginning on or before December 31, 2010, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. Income derived from investments in fixed-income securities and REITs is not eligible for treatment as qualified dividend income.

   In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such Fund's shares. In any event, if the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, excluding net long-term capital gain over net short-term capital loss, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income.


   If a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder's basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

Sale or Redemption of Shares

   The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

   A loss on the sale of shares held for six months or less will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received with respect to such shares and thereafter treated as a long term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within a period beginning 30 days prior to the sale of the loss shares and ending 30 days after such sale.

Passive Foreign Investment Companies

   Funds that invest in foreign securities may own shares in certain foreign investment entities, referred to as "passive foreign investment companies" ("PFICs"). In order to avoid U.S. federal income tax on distributions received from a PFIC, and an additional charge on a portion of any "excess distribution" from such companies or gain from the disposition of such shares, the Fund may elect to "mark-to-market" annually its investments in such entities and to distribute any resulting net gain to shareholders. Such gains are taxed as ordinary income. The Fund may also elect to treat the PFIC as a "qualified electing fund" (a "QEF election"), in which case the Fund would be required to include its share of the company's income and net capital gains annually, regardless of whether it receives distributions from the company. The QEF and mark-to-market elections may require a Fund to sell securities it would have otherwise continued to hold in order to make distributions to shareholders to avoid any Fund-level tax. Income from investments in PFICs generally will not qualify for treatment as qualified dividend income.

Foreign Taxes

   Funds that invest in foreign securities may be liable to foreign governments for taxes relating primarily to investment income or capital gains on foreign securities in the Fund's portfolio. The Fund may in some circumstances be eligible to, and in its discretion may, make an election under the Code that would allow Fund shareholders who are U.S. citizens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return for their pro rata portion of qualified taxes paid by that Fund to foreign countries in respect of foreign securities held at least a minimum period specified in the Code. If a Fund makes the election, the amount of each shareholder's distribution reported on the information returns filed by such Fund with the IRS must be increased by the amount of the shareholder's portion of the Fund's foreign tax paid. A shareholder's ability to claim all or a part of a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code.

Foreign Currency Transactions

   Transactions in foreign currencies, foreign-currency denominated debt obligations and certain foreign currency options, futures contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Financial Products

   The Fund's investments in options, futures contracts, hedging transactions, forward contracts, swaps and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character distributions to Fund shareholders.

   Certain of the Fund's hedging activities (including its transactions, if any, in foreign currencies and foreign currency denominated instruments) are likely to result in a difference between the Fund's book income and taxable income. This difference may cause a portion of the Fund's income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

   Securities loans may or may not be structured in a manner to preserve qualified dividend income treatment on dividends paid with respect to the securities lent. A Fund may receive substitute payments (instead of the dividend) that will not be eligible for treatment as qualified dividend income, taxed at the rate applicable to long-term capital gains.


   Certain Investments in REITs. The Fund may invest in REITs, including REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"), REITs that are themselves taxable mortgage pools ("TMPs"), or REITs that invest in TMPs. Under a notice recently issued by the IRS and Treasury regulations that have yet to be issued but may apply retroactively, a portion of the Fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC or TMP (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that "excess inclusion income" of a regulated investment company will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC or TMP residual interest directly. Dividends paid by REITs generally will not be eligible to be treated as "qualified dividend income."

   In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. Special tax consequences apply where charitable remainder trusts invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or in TMPs. The Fund does not intend to invest in REITs in which a substantial portion of the assets will consist of residual interests in REMICs.


Securities issued or purchased at a discount and Payment-in-Kind Securities

   The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require that Fund to accrue and distribute income net yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

   In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Tax-Exempt Shareholders


   Under current law, a regulated investment company ("RIC") generally serves to "block" (that is, prevent the attribution to shareholders of) unrelated business taxable income ("UBTI") from being realized by its tax-exempt shareholders. Nonetheless, a tax-exempt shareholder (other than a charitable remainder trust) may realize UBTI by virtue of its investments in a Fund if
(i) the Fund invests in REITs that hold residual interests in real estate mortgage investment conduits (REMICs); or (ii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

   Under recent IRS guidance, if a charitable remainder trust (as defined in section 664 of the Code) realizes any unrelated business taxable income, it must pay an excise tax annually of an amount equal to such UBTI. However, under recent guidance, charitable remainder trust will not realize UBTI solely by virtue of its investments in a Fund which in turn invests in REITs that hold REMICs or TMPs. Rather, if the charitable remainder trust is a shareholder in such a Fund, which recognizes "excess inclusion income," then the Fund will be subject to a tax on that portion of its "excess inclusion income" allocable to the charitable remainder trust. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable charitable remainder trust, and thus reduce such shareholder's distributions for the year by the amount of the tax that relates to such shareholder's interest in the Fund.

Backup Withholding

   The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number ("TIN"), who has under-reported dividend or interest income, or who fails to certify to a Fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly designated as exempt-interest dividends. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding tax rate will be 31% for amounts paid after December 31, 2010.

Other Tax Matters


   Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a fund as an investment through such plans and the precise effect of an investment on their particular tax situation.


   Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, local and, where applicable, foreign taxes.

   The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax rates described above (or a reduced rate of withholding provided by treaty).

   If a shareholder recognizes a loss with respect to the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Non-U.S. Shareholders

   In general, dividends (other than Capital Gain Dividends) paid by a Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, effective for taxable years of a Fund beginning before January 1, 2008, a Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by a Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund. Depending on the circumstances, a Fund may make such designations with respect to all, some, or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a foreign person will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund makes a designation with respect to a payment. Foreign persons should contact their intermediaries with respect to the application of these rules to their accounts.

   If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.


   Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met.


   The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

                            PERFORMANCE INFORMATION

Yield and Total Return

   The Fund may advertise the yield of each class of its shares. The Fund's yield will vary from time to time depending upon market conditions, the composition of its portfolio and operating expenses of the relevant Trust allocated to the Fund. These factors, possible differences in the methods used in calculating yield and the tax exempt status of distributions should be considered when comparing the Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of the Fund. Yields do not take into account any applicable sales charges or CDSC. Yield may be stated with or without giving effect to any expense limitations in effect for a Fund. For those funds that present yields reflecting an expense limitation or waiver, its yield would have been lower if no limitation or waiver were in effect. Yields and total returns will generally be higher for Class A shares than for Class B and Class C shares of the same Fund, because of the higher levels of expenses borne by the Class B and Class C shares. Because of its lower operating expenses, Class Y shares of the Fund can be expected to achieve a higher yield and total return than the same Fund's Classes A, B and C shares.

   The Fund may also present one or more distribution rates for each class in its sales literature. These rates will be determined by annualizing the class's distributions from net investment income and net short-term capital gain over a recent 12-month, 3-month or 30-day period and dividing that amount by the maximum offering price or the net asset value. If the net asset value, rather than the maximum offering price, is used to calculate the distribution rate, the rate will be higher.

   At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

   Investors in the Fund are specifically advised that share prices, expressed as the net asset values per share, will vary just as yield will vary. An investor's focus on the yield of a Fund to the exclusion of the consideration of the share price of that Fund may result in the investor's misunderstanding the total return he or she may derive from the Fund.

                             FINANCIAL STATEMENTS


   The financial statements, financial highlights and the reports of the Independent Registered Public Accounting Firm included in the Fund's annual report dated September 30, 2006 are also incorporated herein by reference to such reports. The Fund's annual and semiannual reports are available upon request and without charge. The Fund will send a single copy of its annual and semiannual report to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may request additional copies of any annual or semiannual report by telephone at 800-225-5478 or by writing to the Fund at:
399 Boylston Street, Boston, Massachusetts 02116 or by visiting the Fund's website at www.ixisadvisorfunds.com. The annual and semiannual reports are also available on-line at the SEC's website at www.sec.gov.

                                                     Registration Nos. 33-39133
                                                                      811-06241

                            LOOMIS SAYLES FUNDS II
                                    PART C
                               OTHER INFORMATION

Item 23.Exhibits

(a)          Articles of Incorporation.

    (1) The Registrant's First Amended and Restated Agreement and Declaration of Trust dated July 21, 2005 (the "Agreement and Declaration") is incorporated by reference to exhibit (a)(1) to post-effective amendment ("PEA") No. 39 to the initial registration statement ("Registration Statement") filed on December 2, 2005.

(b)          By-Laws.

    (1) The Registrant's Amended and Restated By-Laws dated July 21, 2005 (the "By-Laws") are incorporated by reference to exhibit (b)(1) to PEA No. 39 to Registration Statement filed on December 2, 2005.

(c)          Instruments Defining Rights of Security Holders.

             Rights of shareholders, described in Article III, Section 6 of the Registrant's Agreement and Declaration is incorporated by reference to exhibit (a)(1) to PEA No. 39 to the Registration Statement filed on December 2, 2005.

(d)          Investment Advisory Contracts.

    (1) Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of Loomis Sayles Mid Cap Growth Fund, and Loomis, Sayles & Company, L.P. ("Loomis Sayles") is incorporated by reference to exhibit (d)(1) to PEA No. 27 to the Registration Statement filed on January 30, 2001.

    (2) Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of Loomis Sayles Growth Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(7) to PEA No. 27 to the Registration Statement filed on January 30, 2001.

    (3) Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of Loomis Sayles Investment Grade Bond Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(11) to PEA No. 27 to the Registration Statement filed on January 30, 2001.

    (4) (i) Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of Loomis Sayles Research Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(13) to PEA No. 27 to the Registration Statement filed on January 30, 2001.

        (ii) Amendment No. 1 dated November 30, 2001 to the Advisory Agreement dated October 30, 2000, between the Registrant, on behalf of Loomis Sayles Research Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(5)(b) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

    (5) Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of Loomis Sayles Small Cap Growth Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(15) to PEA No. 27 to the Registration Statement filed on January 30, 2001.

    (6) Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of Loomis Sayles Value Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(3) to PEA No. 27 to the Registration Statement filed on January 30, 2001.

    (7) Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of Loomis Sayles Global Markets Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(18) to PEA No. 27 to the Registration Statement filed on January 30, 2001.

    (8) (i) Advisory Agreement dated September 12, 2003 between the Registrant, on behalf of Loomis Sayles High Income Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(10) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

         (ii) Addendum No. 1 dated July 1, 2004 to the Advisory Agreement between Registrant, on behalf of Loomis Sayles High Income Fund, and Loomis Sayles is incorporated by reference to exhibit
              (d)(9)(ii) to PEA No. 37 to the Registration Statement filed on December 2, 2004.

    (9) (i) Advisory Agreement dated September 12, 2003 between the Registrant, on behalf of Loomis Sayles Limited Term Government and Agency Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(11) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

         (ii) Addendum No. 1 dated March 21, 2005 to the Advisory Agreement between Registrant, on behalf of Loomis Sayles Limited Term Government and Agency Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(9)(ii) to PEA No. 39 to the Registration Statement filed on December 2, 2005.

    (10) (i) Advisory Agreement dated September 12, 2003 between the Registrant, on behalf of Loomis Sayles Strategic Income Fund, and Loomis Sayles is incorporated by reference to exhibit
              (d)(12) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

         (ii) Addendum No. 1 dated July 1, 2005 to the Advisory Agreement between the Registrant, on behalf of Loomis Sayles Strategic Income Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(10)(ii) to PEA No. 39 to the Registration Statement filed on December 2, 2005.

    (11) Advisory Agreement dated September 12, 2003 between the Registrant, on behalf of Loomis Sayles Municipal Income Fund, and Loomis Sayles is incorporated by reference to exhibit
              (d)(13) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

    (12) Advisory Agreement dated September 12, 2003 between the Registrant, on behalf of Loomis Sayles Tax-Managed Equity Fund, and Loomis Sayles is incorporated by reference to exhibit
              (d)(13) to PEA No. 37 to the Registration Statement filed on December 2, 2004.

(e)           Underwriting Contracts.

    (1) Amended and Restated Distribution Agreement dated June 1, 2007 between Registrant, on behalf of Loomis Sayles Mid Cap Growth Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Value Fund and Loomis Sayles Global Markets Fund, and IXIS Asset Management Distributors, L.P. ("IXIS Distributors") is filed herewith.

    (2) Distribution Agreement dated July 1, 2003 between Registrant, on behalf of Loomis Sayles Growth Fund, and IXIS Distributors is incorporated by reference to exhibit (e)(2) to PEA No. 34 to the Registration Statement filed on September 10, 2003.

    (3) Distribution Agreement dated July 1, 2003 between Registrant, on behalf of Loomis Sayles

           Research Fund, and IXIS Distributors is incorporated by reference to exhibit (e)(4) to PEA No. 34 to the Registration Statement filed on September 10, 2003.

      (4) Distribution Agreement dated July 1, 2003 between Registrant, on behalf of Loomis Sayles Investment Grade Bond Fund (except Class J shares), and IXIS Distributors is incorporated by reference to exhibit (e)(5) to PEA No. 34 to the Registration Statement filed on September 10, 2003.

      (5) Distribution Agreement dated September 12, 2003 between Registrant, on behalf of Loomis Sayles Tax-Managed Equity Fund, and IXIS Distributors is incorporated by reference to exhibit (e)(6) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

      (6) Distribution Agreement dated September 12, 2003 between Registrant, on behalf of Loomis Sayles High Income Fund, and IXIS Distributors is incorporated by reference to exhibit (e)(7) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

      (7) Distribution Agreement dated September 12, 2003 between Registrant, on behalf of Loomis Sayles Limited Term Government and Agency Fund, and IXIS Distributors is incorporated by reference to exhibit
           (e)(8) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

      (8) Distribution Agreement dated September 12, 2003 between Registrant, on behalf of Loomis Sayles Strategic Income Fund, and IXIS Distributors is incorporated by reference to exhibit (e)(9) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

      (9) Distribution Agreement dated September 12, 2003 between Registrant, on behalf of Loomis Sayles Municipal Income Fund, and IXIS Distributors is incorporated by reference to exhibit (e)(10) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

      (10) Distribution Agreement dated April 23, 2004 between Registrant, on behalf of Loomis Sayles Investment Grade Bond Fund (with respect to its Class J shares), and Loomis Sayles Distributors, L.P. is incorporated by reference to PEA No. 37 to the Registration Statement filed on December 2, 2004.

      (11) Form of Dealer Agreement used by IXIS Distributors is filed herewith.

  (f)      Bonus or Profit Sharing Contracts.

           Not applicable.

  (g)      Custodian Agreements.

      (1) Custodian Contract dated September 1, 2005 among the Registrant, on behalf of its respective series, IXIS Advisor Funds I, IXIS Advisor Funds II, IXIS Advisor Funds III, IXIS Advisor Funds IV, IXIS Advisor Cash Management Trust, Loomis Sayles Funds I and State Street Bank and Trust Company ("State Street") is incorporated by reference to exhibit (g)(1) to PEA No. 39 to the Registration Statement filed on December 2, 2005.

      (2) Amendment No. 1 dated September 15, 2006 to Master Custody Agreement dated September 1, 2005 between Registrant, on behalf of its respective series, IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, IXIS Advisor Funds Cash Management Trust, Loomis Sayles Funds I, AEW Real Estate Income Fund and State Street is incorporated by reference to exhibit (g)(2) to PEA No. 43 to the Registration Statement filed on January 26, 2007.

  (h)      Other Material Contracts.

  (1) (i) Transfer Agency and Services Agreement dated October 1, 2005 among the Registrant, on behalf of its respective series, IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, IXIS Advisor Cash Management Trust, and Loomis Sayles Funds I and Boston Financial Data Services, Inc. ("Boston Financial") is incorporated by reference to exhibit (h)(1)(i) to PEA No. 39 to the Registration Statement filed on December 2, 2005.

       (ii) First Addendum dated November 1, 2005 to Transfer Agency and Services Agreement is incorporated by reference to exhibit
            (h)(1)(ii) to PEA No. 39 to the Registration Statement filed on December 2, 2005.

      (iii) Revised Appendix A dated July 17, 2006 to Transfer Agency and Services Agreement dated October 1, 2005 among the Registrant on behalf of its respective series, IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, IXIS Advisor Funds Cash Management Trust, Loomis Sayles Funds I and Boston Financial is incorporated by reference to exhibit (h)(1)(ii) to PEA No. 43 to the Registration Statement filed on January 26, 2007.

       (iv) Transfer Agency and Services Agreement dated November 3, 1999 between Registrant on behalf of Class J shares of Loomis Sayles Investment Grade Bond Fund and State Street is incorporated by reference to exhibit (h)(6) to PEA No. 24 to the Registration Statement filed on January 26, 2000.

  (2) (i) Administrative Services Agreement dated January 3, 2005, between the Registrant, on behalf of its respective series, IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, and Loomis Sayles Funds I and IXIS Advisors is incorporated by reference to exhibit (h)(2) to PEA No. 38 to the Registration Statement filed on January 28, 2005.

       (ii) First Amendment dated November 1, 2005 to Administrative Services Agreement is incorporated by reference to exhibit (h)(2)(ii) to PEA No. 39 to the Registration Statement filed on December 2, 2005.

      (iii) Second Amendment dated January 1, 2006 to the Administrative Services Agreement is incorporated by reference to exhibit
            (h)(2)(iii) to PEA No. 40 to the Registration Statement filed on January 30, 2006.

  (3) Reliance Agreement for Exchange Privileges dated September 30, 2003 by and among IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, IXIS Advisor Cash Management Trust, Loomis Sayles Funds I and Registrant is incorporated by reference to exhibit (h)(3) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

  (4) Loomis Sayles Fee Waiver/Expense Reimbursement Undertakings dated June 1, 2007 between Loomis Sayles and the Registrant, on behalf of Loomis Sayles Mid Cap Growth Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Value Fund, Loomis Sayles Global Markets Fund, Loomis Sayles Tax-Managed Equity Fund, Loomis Sayles Growth Fund, Loomis Sayles Research Fund, Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Strategic Income Fund, Loomis Sayles High Income Fund, Loomis Sayles Limited Term Government and Agency Fund and Loomis Sayles Municipal Income Fund is filed herewith.

  (5) Securities Lending Authorization Agreement dated September 1, 2005 among the Registrant, on behalf of its series, IXIS Advisor Funds Trust I, XIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, IXIS Advisor Funds Cash Management Trust, Loomis Sayles Funds I and State Street is incorporated by reference to exhibit (h)(5) to PEA

              No. 40 to the Registration Statement filed on January 30, 2006.

(i)           Legal Opinion.

              Opinion and Consent of Counsel for Loomis Sayles High Income Fund, Loomis Sayles Limited Term Government and Agency Fund, Loomis Sayles Municipal Income Fund, Loomis Sayles Strategic Income Fund and Loomis Sayles Tax-Managed Equity Fund is incorporated by reference to exhibit (i) to PEA No. 34 to the Registration Statement filed on September 2003.

(j)           Other Opinions.

              Consent of PricewaterhouseCoopers LLP is filed herewith.

(k)           Omitted Financial Statements.

              Not applicable.

(l)           Initial Capital Agreements.

    (1) Investment Representation regarding initial shares is incorporated by reference to exhibit (13)(a) to PEA No. 13 to the Registration Statement filed on October 31, 1997.

    (2) Form of Organizational Expense Reimbursement Agreement is incorporated by reference to exhibit (13)(b) to PEA No. 13 to the Registration Statement filed on October 31, 1997.

(m)           Rule 12b-1 Plans.

    (1) Form of Distribution Plan for Retail Class Shares is incorporated by reference to exhibit (m)(1) to PEA No. 28 to the Registration Statement filed on November 29, 2001.

    (2) Form of Service and Distribution Plan relating to Class J shares of Loomis Sayles Investment Grade Bond Fund is incorporated by reference to exhibit (15)(d) to PEA No. 18 to the Registration Statement filed on April 12, 1999.

    (3) (i) 12b-1 Plan relating to Class A shares of Loomis Sayles Growth Fund is incorporated by reference to exhibit (m)(4)(i) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

        (ii) Amended and Restated 12b-1 Plan dated July 1, 2004 relating to Class A shares of Loomis Sayles Limited Term Government and Agency Fund is incorporated by reference to exhibit (m)(3)(ii) to PEA No. 37 to the Registration Statement filed on December 2, 2004.

        (iii) 12b-1 Plan relating to Class A shares of Loomis Sayles Research Fund is incorporated by reference to exhibit (m)(4)(iv) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

        (iv) 12b-1 Plan relating to Class A shares of Loomis Sayles Investment Grade Bond Fund is incorporated by reference to exhibit (m)(4)(v) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

        (v) 12b-1 Plan relating to Class A shares of Loomis Sayles High Income Fund is incorporated by reference to exhibit (m)(4)(vi) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

        (vi) 12b-1 Plan relating to Class A shares of Loomis Sayles Strategic Income Fund is incorporated by reference to exhibit (m)(4)(vii) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

      (vii) 12b-1 Plan relating to Class A shares of Loomis Sayles Municipal Income Fund is incorporated by reference to exhibit (m)(4)(viii) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

      (viii) 12b-1 Plan relating to Class A shares of Loomis Sayles Global Markets Fund is incorporated by reference to exhibit (m)(3)(viii) to PEA No. 40 to the Registration Statement filed on January 31, 2006.

      (ix) 12b-1 Plan relating to Class A shares of Loomis Sayles Value Fund is incorporated by reference to exhibit (m)(3)(ix) to PEA No. 44 to the Registration Statement filed on April 2, 2007.

  (4) (i) 12b-1 Plan relating to Class B shares of Loomis Sayles Growth Fund is incorporated by reference to exhibit (m)(5)(i) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

      (ii) 12b-1 Plan relating to Class B shares of Loomis Sayles Limited Term Government and Agency Fund is incorporated by reference to exhibit (m)(5)(ii) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

      (iii) 12b-1 Plan relating to Class B shares of Loomis Sayles Research Fund is incorporated by reference to exhibit (m)(5)(iv) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

      (iv) 12b-1 Plan relating to Class B shares of Loomis Sayles Investment Grade Bond Fund is incorporated by reference to exhibit (m)(5)(v) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

      (v) 12b-1 Plan relating to Class B shares of Loomis Sayles High Income Fund is incorporated by reference to exhibit (m)(5)(vi) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

      (vi) 12b-1 Plan relating to Class B shares of Loomis Sayles Strategic Income Fund is incorporated by reference to exhibit (m)(5)(vii) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

      (vii) 12b-1 Plan relating to Class B shares of Loomis Sayles Municipal Income Fund is incorporated by reference to exhibit (m)(5)(viii) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

      (viii) 12b-1 Plan relating to Class B shares of Loomis Sayles Value Fund is incorporated by reference to exhibit (m)(4)(viii) to PEA No. 44 to the Registration Statement filed on April 2, 2007.

  (5) (i) 12b-1 Plan relating to Class C shares of Loomis Sayles Growth Fund is incorporated by reference to exhibit (m)(6)(i) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

      (ii) 12b-1 Plan relating to Class C shares of Loomis Sayles Limited Term Government and Agency Fund is incorporated by reference to exhibit (m)(6)(ii) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

      (iii) 12b-1 Plan relating to Class C shares of Loomis Sayles Research Fund is incorporated by reference to exhibit (m)(6)(iv) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

    (iv)   12b-1 Plan relating to Class C shares of Loomis Sayles
           Investment Grade Bond Fund is incorporated by reference to exhibit (m)(6)(v) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

    (v) 12b-1 Plan relating to Class C shares of Loomis Sayles High Income Fund is incorporated by reference to exhibit (m)(6)(vi) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

    (vi)   12b-1 Plan relating to Class C shares of Loomis Sayles
           Strategic Income Fund is incorporated by reference to exhibit
           (m)(6)(vii) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

    (vii) 12b-1 Plan relating to Class C shares of Loomis Sayles Global Markets Fund is incorporated by reference to exhibit
           (m)(5)(vii) to PEA No. 40 to the Registration Statement filed on January 30, 2006.

    (viii) 12b-1 Plan relating to Class C shares of Loomis Sayles Value Fund is incorporated by reference to exhibit (m)(5)(viii) to PEA No. 44 to the Registration Statement filed on April 2, 2007.

(n)        Rule 18f-3 Plan

           Registrant's Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, as amended, effective January, 2007 is incorporated by reference to exhibit (n) to PEA No. 44 to the Registration Statement filed on April 2, 2007.

(p)        Code of Ethics

    (1) Code of Ethics for Registrant dated March 10, 2006 is incorporated by reference to exhibit (p)(1) to PEA No. 41 to the Registration Statement filed on April 28, 2006.

    (2) Code of Ethics dated June 30, 2006 for IXIS Advisors and IXIS Distributors is incorporated by reference to exhibit (p)(2) to PEA No. 43 to the Registration Statement filed on January 26, 2007.

    (3) Code of Ethics for Loomis Sayles dated January 14, 2000 as amended July 24, 2006 is incorporated by reference to exhibit
           (p)(3) to PEA No. 43 to the Registration Statement filed on January 26, 2007.

(q)        Powers of Attorney

    (1) Power of Attorney dated October 18, 2004 for Graham T. Allison, Jr., Edward A. Benjamin, Robert J. Blanding, Daniel M. Cain, Richard Darman, John T. Hailer and Sandra O. Moose designating John M. Loder, Coleen Downs Dinneen, Russell Kane and Michael Kardok as attorneys to sign for each Trustee is incorporated by reference to exhibit (q) to PEA No. 37 to the Registration Statement filed on December 2, 2004.

    (2) Powers of Attorney for Charles D. Baker and Cynthia L. Walker is incorporated by reference to exhibit (q)(2) to PEA No. 39 to the Registration Statement filed on December 2, 2005.

    (3)    Power of Attorney for Jonathan P. Mason is filed herewith.

Item 24. Persons Controlled by or under Common Control with the Fund.

   The Registrant is not aware of any person controlled or under common control with any of its series. As of May 4, 2007, the persons listed below owned 25% or more of the outstanding voting securities of one or more series of the Registrant and thus may be deemed to "control" the series within the meaning of section 2(a)(9) of the Investment Company Act of 1940, as amended:

                                                                  Percentage of
Fund                                  Shareholder and Address      shares held
----                                ----------------------------  -------------
Loomis Sayles Global Markets Fund
                                    Merrill Lynch Pierce Fenner       29.11%
                                    & Smith Inc
                                    Merrill Lynch Financial Data
                                    Services
                                    Attn: Service Team
                                    4800 Deer Lake Drive East
                                    3/rd/ Floor
                                    Jacksonville, FL 32246-6484

Loomis Sayles Investment Grade
Bond Fund
                                    Merrill Lynch Pierce Fenner       32.04%
                                    & Smith Inc.
                                    Merrill Lynch Financial Data
                                    Services
                                    4800 Deer Lake Drive East
                                    3/rd/ Floor
                                    Jacksonville, FL 32246-6484

Loomis Sayles Mid Cap Growth Fund
                                    Charles Schwab & Co Inc           38.87%
                                    Attn Mutual Fund Dept
                                    101 Montgomery St
                                    San Francisco, CA 94104-4151

Loomis Sayles Research Fund
                                    Charles Schwab & Co Inc           58.02%
                                    Attn Mutual Fund Dept
                                    101 Montgomery St
                                    San Francisco, CA 94104-4122

Loomis Sayles Small Cap Growth Fund
                                    Charles Schwab & Co Inc           50.29%
                                    Attn Mutual Fund Dept
                                    101 Montgomery St
                                    San Francisco, CA 94104-4151

Loomis Sayles Strategic Income Fund
                                    Merrill Lynch Pierce Fenner       38.00%
                                    & Smith Inc.
                                    For The Sole Ben Of Its
                                    Customers
                                    4800 Deer Lake Dr East-
                                    2/nd/ Fl
                                    Jacksonville, FL 32246-6484

   As of May 4, 2007, there were no persons that owned 25% or more of the outstanding voting securities of any series of the Registrant, except as noted above.

Item 25. Indemnification.

   Under Article 5 of the Registrant's By-laws, any past or present Trustee or officer of the Registrant (hereinafter referred to as a "Covered Person") shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined that such Covered Person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. This description is modified in its entirety by the provision of Article 5 of the Registrant's By-laws incorporated by reference to exhibit (b)(1) to PEA No. 39 to the Registration Statement filed on December 2, 2005.

   The Distribution Agreement, the Custodian Contract, the Transfer Agency and Service Agreement and the Administrative Services Agreement (the "Agreements") contained herein and in various post-effective amendments and incorporated herein by reference, provide for indemnification. The general effect of these provisions is to indemnify entities contracting with the Registrant against liability and expenses in certain circumstances. This description is modified in its entirety by the provisions of the Agreements as contained in this Registration Statement and incorporated herein by reference.

   Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

   Registrant and its Trustees, officers and employees are insured, under a policy of insurance maintained by the Registrant in conjunction with IXIS Asset Management US Group and its affiliates, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the Trustee or officer.

Item 26. Business and Other Connections of Investment Adviser

(a) Loomis, Sayles & Company, L.P., ("Loomis Sayles"), the investment adviser of all series of the Registrant, provides investment advice to each series of Loomis Sayles Funds I and to other registered investment companies, organizations, and individuals.

    The sole general partner of Loomis Sayles is Loomis, Sayles &
    Company, Inc., One Financial Center, Boston, Massachusetts 02111.

          The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Loomis Sayles during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Loomis Sayles pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act") (SEC File No. 801-170; IARD/CRD No. 105377).

Item 27. Principal Underwriter

(a) IXIS Asset Management Distributors, L.P. also serves as principal underwriter for:

          IXIS Advisor Funds Trust I
          IXIS Advisor Funds Trust II
          IXIS Advisor Funds Trust III
          IXIS Advisor Funds Trust IV
          IXIS Advisor Cash Management Trust
          Loomis Sayles Funds I
          Delafield Fund, Inc.
          Hansberger Institutional Series

(b) The general partner and officers of the Registrant's principal underwriter, IXIS Asset Management Distributors, L.P., and their addresses are as follows:

                           Positions and Offices              Positions and Offices
Name                     with Principal Underwriter              with Registrant
----                 ----------------------------------  --------------------------------
IXIS Asset           General Partner                     None
Management
Distribution
Corporation

John T. Hailer       President and Chief Executive       President and Trustee
                     Officer

John E. Pelletier    Executive Vice President and Chief  Chief Operating Officer
                     Operating Officer

Coleen Downs Dinneen Senior Vice President, General      Secretary, Clerk and Chief Legal
                     Counsel, Secretary and Clerk        Officer

Russell Kane         Chief Compliance Officer for        Chief Compliance Officer,
                     Mutual Funds, Senior Vice           Anti-Money Laundering Officer
                     President, Associate General        and Assistant Secretary
                     Counsel, Assistant Secretary and
                     Assistant Clerk

Michael C. Kardok    Senior Vice President               Treasurer, Principal Financial
                                                         and Accounting Officer

Anthony Loureiro     Senior Vice President, Chief        None
                     Compliance Officer-Broker/Dealer
                     and Anti-Money Laundering
                     Compliance Officer

Beatriz Pina Smith                Senior Vice President, Treasurer and     None
                                  Chief Financial Officer

Marilyn Rosh                      Vice President and Controller            None

Robert Krantz                     Executive Vice President                 None

William Butcher                   Executive Vice President                 None

Diane Whelan                      Executive Vice President and Chief       None
                                  Information Officer

Matt Witkos                       Executive Vice President                 None

David Allison                     Senior Vice President                    None

John Bearce                       Senior Vice President                    None

Elizabeth Puls-Burns              Senior Vice President                    None

Matthew Coldren                   Senior Vice President                    None

Jeffrey Coron                     Senior Vice President                    None

Mark Doyle                        Senior Vice President                    None

Maureen O'Neill                   Senior Vice President                    None

Susannah Wardly                   Senior Vice President                    None

Christopher Mullahy               Senior Vice President                    None

Caren Leedom                      Senior Vice President                    None

Dan Lynch                         Senior Vice President                    None

Peter Martin                      Senior Vice President                    None

Thomas Nelson                     Senior Vice President                    None

Matt Raynor                       Senior Vice President                    None

The principal business address of all the above persons or entities is 399 Boylston Street, Boston, MA 02116.

(c)    Not applicable.

Item 28. Location of Accounts and Records

       The following companies maintain possession of the documents required by the specified rules:

       For all series of Registrant:

      (i)   Loomis Sayles Funds II
            399 Boylston Street
            Boston, Massachusetts 02116

      (ii)  Boston Financial Data Services
            2 Heritage Drive, 4/th/ Floor
            North Quincy, Massachusetts, 02171

      (iii) State Street Bank and Trust Company
            225 Franklin Street
            Boston, Massachusetts 02110

      (iv)  IXIS Asset Management Advisors, L.P.
            399 Boylston Street
            Boston, Massachusetts 02116

      (v)   IXIS Asset Management Distributors, L.P.
            399 Boylston Street
            Boston, Massachusetts 02116

      (vi) Loomis Sayles Distributors, L.P. (with respect to Class J shares of Loomis Sayles Investment Grade Bond Fund)
            One Financial Center
            Boston, Massachusetts 02111

      (vii) Loomis, Sayles & Company, L.P.
            One Financial Center
            Boston, Massachusetts 02111

Item 29. Management Services

          None.

Item 30. Undertakings

          The Registrant undertakes to provide the annual report of any of its series to any person who receives a prospectus for such series and who requests the annual report.

                            LOOMIS SAYLES FUNDS II
                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 45 to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 45 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 30/th/ day of May, 2007.

                                              LOOMIS SAYLES FUNDS II

                                              By: /s/ JOHN T. HAILER
                                                  -----------------------------
                                                  John T. Hailer
                                                  President

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this amendment to the Registration Statement of the Registrant has been signed below by the following persons in the capacities and on the date indicated.

Signature                                   Title                      Date
---------                   -------------------------------------  ------------

/s/ MICHAEL C. KARDOK       Treasurer                              May 30, 2007
---------------------------
Michael C. Kardok

/s/ GRAHAM T. ALLISON, JR.* Trustee                                May 30, 2007
---------------------------
Graham T. Allison, Jr.

/s/ CHARLES D. BAKER*       Trustee                                May 30, 2007
---------------------------
Charles D. Baker

/s/ EDWARD A. BENJAMIN*     Trustee                                May 30, 2007
---------------------------
Edward A. Benjamin

/s/ ROBERT J. BLANDING*     Trustee                                May 30, 2007
---------------------------
Robert J. Blanding

/s/ DANIEL M. CAIN*         Trustee                                May 30, 2007
---------------------------
Daniel M. Cain

/s/ RICHARD DARMAN*         Trustee                                May 30, 2007
---------------------------
Richard Darman

/s/ JOHN T. HAILER          Trustee and President                  May 30, 2007
---------------------------
John T. Hailer

/s/ JONATHAN P. MASON*      Trustee                                May 30, 2007
---------------------------
Jonathan P. Mason

Signature                              Title                      Date
---------              -------------------------------------  ------------
/s/ SANDRA O. MOOSE*   Trustee, Chairperson of the Board      May 30, 2007
----------------------
Sandra O. Moose

/s/ CYNTHIA L. WALKER* Trustee                                May 30, 2007
----------------------
Cynthia L. Walker

                                             *By: /s/ COLEEN DOWNS DINNEEN
                                                  -----------------------------
                                                  Coleen Downs Dinneen
                                                  Attorney-In-Fact**/***/****
                                                  May 30, 2007

** Powers of Attorney are incorporated by reference to exhibit (q) to PEA No. 37 to the Registration Statement filed on December 2, 2004.
*** Powers of Attorney for Charles D. Baker and Cynthia L. Walker are incorporated by reference to exhibit (q)(2) to PEA No. 39 to the Registration Statement held on December 2, 2005.
****  Powers of Attorney for Jonathan P. Mason are filed herewith as exhibit
      (q)(3).

                            Loomis Sayles Funds II

                           Exhibit Index for PEA 45

                       Exhibits for Item 23 of Form N-1A

Exhibit Exhibit Description
------- --------------------------------------------------------------------

(e)(1)  Amended and Restated Distribution Agreement

(e)(11) Form of dealer agreement

(h)(4) Loomis Sayles Fee Waiver/ Expense Reimbursement Undertakings dated June 1, 2007

(j)     Consent of PricewaterhouseCoopers LLP

(q)(3)  Power of Attorney for Jonathan P. Mason